UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Gregory F. Niland

American Funds Portfolio Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds® Portfolio Series Semi-annual report for the six months ended April 30, 2023

Invest in portfolios
designed to pursue
real-life objectives

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the total returns on a $1,000 investment for periods ended March 31, 2023 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2023. The expense ratios are restated to reflect current fees.

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 5/18/12)	Expense ratios

American Funds® Global Growth Portfolio
Class F-2 shares	–8.41%	6.29%	8.46%	9.92%	0.57%
Class A shares (reflecting 5.75% maximum sales charge)	–13.93	4.77	7.57	9.06	0.81

American Funds® Growth Portfolio
Class F-2 shares	–10.21	7.08	9.62	10.95	0.49
Class A shares (reflecting 5.75% maximum sales charge)	–15.61	5.53	8.73	10.09	0.74

American Funds® Growth and Income Portfolio
Class F-2 shares	–6.02	6.84	8.10	9.16	0.45
Class A shares (reflecting 5.75% maximum sales charge)	–11.61	5.33	7.23	8.32	0.68

American Funds® Moderate Growth and Income Portfolio
Class F-2 shares	–5.71	5.91	7.16	8.13	0.44
Class A shares (reflecting 5.75% maximum sales charge)	–11.26	4.44	6.30	7.31	0.66

American Funds® Conservative Growth and Income Portfolio
Class F-2 shares	–4.01	5.04	5.64	6.43	0.40
Class A shares (reflecting 5.75% maximum sales charge)	–9.65	3.57	4.79	5.61	0.63

American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class F-2 shares	–3.10	5.21	6.35	7.18	0.41
Class A shares (reflecting 3.75% maximum sales charge)	–6.88	4.17	5.67	6.53	0.63

American Funds® Preservation Portfolio
Class F-2 shares	–1.17	1.47	1.16	1.21	0.38
Class A shares (reflecting 2.50% maximum sales charge)	–3.96	0.67	0.63	0.69	0.64

American Funds® Tax-Exempt Preservation Portfolio
Class F-2 shares	1.04	1.39	1.51	1.69	0.35
Class A shares (reflecting 2.50% maximum sales charge)	–1.75	0.63	0.99	1.19	0.57

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Portfolio Series for the periods ended April 30, 2023, are shown in the table on the next page, as well as results of each fund’s benchmarks and peer groups.

For additional information about the series, its investment results, holdings and the Portfolio Solutions Committee, refer to capitalgroup.com/individual/products/american-funds-portfolio-series.html. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Results at a glance

4	Investment portfolios

15	Financial statements

29	Notes to financial statements

53	Financial highlights

The portfolio series funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds. The expense ratios are restated to reflect current fees.

Allocations may not achieve investment objectives. The portfolios’ risks are related to the risks of the underlying funds as described herein, in proportion to their allocations. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

American Funds Portfolio Series	1

Results at a glance

For periods ended April 30, 2023, with all distributions reinvested

Past results are not predictive of results in future periods.

	Cummulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio
Class F-2 shares	13.81%	2.46%	6.35%	8.25%	9.94%
Class A shares	13.59	2.22	6.08	8.00	9.68
MSCI All Country World Index*, †	12.68	2.06	7.03	7.91	9.52
Lipper Global Large-Cap Growth Funds Index	15.58	2.42	7.88	8.71	10.01

American Funds Growth Portfolio
Class F-2 shares	11.07	1.34	7.12	9.47	10.96
Class A shares	10.95	1.08	6.85	9.22	10.71
S&P 500 Index*	8.63	2.66	11.45	12.20	13.45
MSCI All Country World ex USA Index*, †	20.65	3.05	2.50	3.97	5.94
Lipper Global Multi-Cap Growth Funds Index	10.39	–0.18	6.57	8.33	9.64

American Funds Growth and Income Portfolio
Class F-2 shares	10.16	2.59	6.96	7.93	9.22
Class A shares	10.00	2.37	6.72	7.70	8.98
S&P 500 Index*	8.63	2.66	11.45	12.20	13.45
MSCI All Country World ex USA Index*, †	20.65	3.05	2.50	3.97	5.94
Bloomberg Global Aggregate Index*	8.92	–2.31	–0.93	–0.03	0.18
Lipper Mixed-Asset Target Allocation Growth Funds Index	8.33	0.93	6.45	7.27	8.43

American Funds Moderate Growth and Income Portfolio
Class F-2 shares	8.74	1.57	6.11	7.05	8.20
Class A shares	8.58	1.36	5.87	6.82	7.96
S&P 500 Index*	8.63	2.66	11.45	12.20	13.45
MSCI All Country World ex USA Index*, †	20.65	3.05	2.50	3.97	5.94
Bloomberg U.S. Aggregate Index*	6.91	–0.43	1.18	1.32	1.49
Lipper Mixed-Asset Target Allocation Growth Funds Index	8.33	0.93	6.45	7.27	8.43

American Funds Conservative Growth and Income Portfolio
Class F-2 shares	7.04	1.29	5.26	5.53	6.50
Class A shares	6.95	1.09	5.05	5.30	6.27
S&P 500 Index*	8.63	2.66	11.45	12.20	13.45
MSCI All Country World ex USA Index*, †	20.65	3.05	2.50	3.97	5.94
Bloomberg U.S. Aggregate Index*	6.91	–0.43	1.18	1.32	1.49
Lipper Mixed-Asset Target Allocation Moderate Funds Index	7.61	0.95	5.34	5.81	6.77

American Funds Tax-Aware Conservative Growth and Income Portfolio
Class F-2 shares	8.18	2.62	5.32	6.22	7.22
Class A shares	8.15	2.39	5.09	5.95	6.95
S&P 500 Index*	8.63	2.66	11.45	12.20	13.45
MSCI All Country World ex USA Index*, †	20.65	3.05	2.50	3.97	5.94
Bloomberg Municipal Bond Index*	7.65	2.87	2.06	2.25	2.45
Lipper Mixed-Asset Target Allocation Moderate Funds Index	7.61	0.95	5.34	5.81	6.77

Refer to page 3 for footnotes.

2	American Funds Portfolio Series

Results at a glance (continued)

	Cummulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 5/18/12)

American Funds Preservation Portfolio
Class F-2 shares	3.83%	0.41%	1.60%	1.14%	1.22%
Class A shares	3.69	0.16	1.33	0.88	0.96
Bloomberg 1–5 Year U.S. Government/Credit A+ Index*	3.65	1.07	1.36	1.02	1.08
Lipper Short-Intermediate Investment-Grade Debt Funds Index	4.24	0.97	1.68	1.38	1.60

American Funds Tax-Exempt Preservation Portfolio
Class F-2 shares	3.69	2.31	1.43	1.43	1.67
Class A shares	3.57	2.09	1.20	1.17	1.41
Bloomberg Municipal Bond 1–7 Year Blend Index*	4.00	2.65	1.59	1.40	1.47
Lipper Short-Intermediate Municipal Debt Funds Index	3.95	2.22	1.47	1.15	1.25

*	Sources: Bloomberg Index Services Ltd., MSCI, S&P Dow Jones Indices LLC and Refinitiv Lipper. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of more than 40 global developed and emerging markets, excluding the United States. The S&P 500 Index is a market capitalization-weighted index based on the average weighted results of approximately 500 widely held common stocks. Lipper Global Large-Cap Growth Funds Index is an equally weighted index of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above-average characteristics compared to their large-cap-specific subset of the MSCI World Index. Lipper Global Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. Lipper Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 40%–60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 60%–80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Short-Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Bloomberg 1–5 Year U.S. Government/Credit A+ Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above. Bloomberg Municipal Bond 1–7 Year Blend Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to seven years.

American Funds Portfolio Series	3

American Funds® Global Growth Portfolio	unaudited

Investment portfolio April 30, 2023

Growth funds 80%	Shares	Value (000)
New Perspective Fund, Class R-6	19,210,256	$1,013,917
EuroPacific Growth Fund, Class R-6	13,916,395	757,608
The New Economy Fund, Class R-6	15,585,085	754,630
The Growth Fund of America, Class R-6	13,559,614	752,559
SMALLCAP World Fund, Inc., Class R-6	11,851,671	739,663
		4,018,377

Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	18,245,905	1,010,641

Total investment securities 100% (cost: $4,581,758,000)		5,029,018
Other assets less liabilities 0%		(1,282)

Net assets 100%		$5,027,736

Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
New Perspective Fund, Class R-6	$904,150	$40,548	$30,540	$(6,787)	$106,546	$1,013,917	$10,812	$29,737
EuroPacific Growth Fund, Class R-6	674,770	12,359	52,436	(15,482)	138,397	757,608	10,308	—
The New Economy Fund, Class R-6	676,709	2,193	2,405	(923)	79,056	754,630	2,193	—
The Growth Fund of America, Class R-6	674,041	41,143	—	—	37,375	752,559	4,576	23,573
SMALLCAP World Fund, Inc., Class R-6	680,818	8,153	12,460	(5,767)	68,919	739,663	2,309	—
						4,018,377
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	906,561	20,208	36,972	(6,179)	127,023	1,010,641	11,347	—
Total 100%				$(35,138)	$557,316	$5,029,018	$41,545	$53,310

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

4	American Funds Portfolio Series

American Funds® Growth Portfolio	unaudited

Investment portfolio April 30, 2023

Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	62,183,581	$3,451,189
AMCAP Fund, Class R-6[1]	80,897,918	2,770,754
SMALLCAP World Fund, Inc., Class R-6	32,984,908	2,058,588
New Perspective Fund, Class R-6	26,593,935	1,403,628
The New Economy Fund, Class R-6	28,434,685	1,376,807
		11,060,966

Growth-and-income funds 20%
Fundamental Investors, Class R-6	42,537,584	2,756,010

Total investment securities 100% (cost: $12,954,563,000)		13,816,976
Other assets less liabilities 0%		(3,669)

Net assets 100%		$13,813,307

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$3,088,769	$189,575	$—	$—	$172,845	$3,451,189	$21,083	$108,600
AMCAP Fund, Class R-6[1]	2,475,796	5,031	3,737	(784)	294,448	2,770,754	—	—
SMALLCAP World Fund, Inc., Class R-6	1,871,523	63,614	50,051	(24,450)	197,952	2,058,588	6,356	—
New Perspective Fund, Class R-6	1,231,941	55,444	20,614	(5,926)	142,783	1,403,628	14,783	40,661
The New Economy Fund, Class R-6	1,227,918	6,830	—	—	142,059	1,376,807	3,980	—
						11,060,966
Growth-and-income funds 20%
Fundamental Investors, Class R-6	2,533,481	106,447	85,405	(7,168)	208,655	2,756,010	30,239	34,734
Total 100%				$(38,328)	$1,158,742	$13,816,976	$76,441	$183,995

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	5

American Funds® Growth and Income Portfolio	unaudited

Investment portfolio April 30, 2023

Growth funds 15%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	18,318,670	$1,143,268
The Growth Fund of America, Class R-6	18,481,493	1,025,723
		2,168,991

Growth-and-income funds 51%
The Investment Company of America, Class R-6	65,807,434	2,940,276
Capital World Growth and Income Fund, Class R-6	52,681,764	2,918,043
Washington Mutual Investors Fund, Class R-6	26,783,268	1,430,494
		7,288,813

Equity-income funds 10%
Capital Income Builder, Class R-6	21,977,388	1,428,750

Balanced funds 10%
American Balanced Fund, Class R-6	47,435,151	1,416,888

Fixed income funds 14%
The Bond Fund of America, Class R-6	60,053,221	698,419
American Funds Strategic Bond Fund, Class R-6	71,791,379	697,094
American Funds Multi-Sector Income Fund, Class R-6	76,584,342	696,918
		2,092,431

Total investment securities 100% (cost: $13,258,795,000)		14,395,873
Other assets less liabilities 0%		(3,585)

Net assets 100%		$14,392,288

6	American Funds Portfolio Series

American Funds® Growth and Income Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
SMALLCAP World Fund, Inc., Class R-6	$1,048,644	$3,565	$6,088	$(2,862)	$100,009	$1,143,268	$3,565	$—
The Growth Fund of America, Class R-6	913,631	60,099	—	—	51,993	1,025,723	6,194	31,907
						2,168,991
Growth-and-income funds 51%
The Investment Company of America, Class R-6	2,661,025	110,124	44,175	(5,423)	218,725	2,940,276	24,604	85,618
Capital World Growth and Income Fund, Class R-6	2,642,702	32,921	111,306	(20,119)	373,845	2,918,043	32,921	—
Washington Mutual Investors Fund, Class R-6	1,356,958	43,548	10,237	(336)	40,561	1,430,494	17,995	19,436
						7,288,813
Equity-income funds 10%
Capital Income Builder, Class R-6	1,314,776	31,321	16,707	(58)	99,418	1,428,750	31,321	—
Balanced funds 10%
American Balanced Fund, Class R-6	1,317,000	21,467	—	—	78,421	1,416,888	15,496	—
Fixed income funds 14%
The Bond Fund of America, Class R-6	633,004	34,190	—	—	31,225	698,419	11,468	—
American Funds Strategic Bond Fund, Class R-6	632,365	45,984	482	6	19,221	697,094	26,341	—
American Funds Multi-Sector Income Fund, Class R-6	637,296	33,226	—	—	26,396	696,918	19,754	—
						2,092,431
Total 100%				$(28,792)	$1,039,814	$14,395,873	$189,659	$136,961

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	7

American Funds® Moderate Growth and Income Portfolio	unaudited

Investment portfolio April 30, 2023

Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	11,922,530	$629,271
SMALLCAP World Fund, Inc., Class R-6	9,773,345	609,955
		1,239,226

Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	35,038,966	1,871,431
Capital World Growth and Income Fund, Class R-6	22,539,089	1,248,440
		3,119,871

Equity-income funds 10%
The Income Fund of America, Class R-6	53,945,166	1,241,278

Balanced funds 40%
American Balanced Fund, Class R-6	104,149,028	3,110,931
American Funds Global Balanced Fund, Class R-6	54,471,198	1,867,273
		4,978,204

Fixed income funds 15%
The Bond Fund of America, Class R-6	105,393,677	1,225,728
American Funds Strategic Bond Fund, Class R-6	63,300,061	614,644
		1,840,372

Total investment securities 100% (cost: $11,377,614,000)		12,418,951
Other assets less liabilities 0%		(3,011)

Net assets 100%		$12,415,940

8	American Funds Portfolio Series

American Funds® Moderate Growth and Income Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
New Perspective Fund, Class R-6	$539,257	$31,090	$2,258	$(628)	$61,810	$629,271	$6,505	$17,893
SMALLCAP World Fund, Inc., Class R-6	545,370	13,461	—	—	51,124	609,955	1,861	—
						1,239,226
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	1,823,597	49,645	55,551	(1,978)	55,718	1,871,431	23,720	25,634
Capital World Growth and Income Fund, Class R-6	1,133,621	14,308	53,035	(8,806)	162,352	1,248,440	14,309	—
						3,119,871
Equity-income funds 10%
The Income Fund of America, Class R-6	1,215,031	67,671	54,923	(2,406)	15,905	1,241,278	25,072	42,599
Balanced funds 40%
American Balanced Fund, Class R-6	2,961,082	34,623	59,508	(5,965)	180,699	3,110,931	34,623	—
American Funds Global Balanced Fund, Class R-6	1,717,750	14,923	49,709	(8,158)	192,467	1,867,273	14,923	—
						4,978,204
Fixed income funds 15%
The Bond Fund of America, Class R-6	1,147,546	32,788	10,642	(795)	56,831	1,225,728	20,546	—
American Funds Strategic Bond Fund, Class R-6	573,870	24,192	615	(34)	17,231	614,644	23,664	—
						1,840,372
Total 100%				$(28,770)	$794,137	$12,418,951	$165,223	$86,126

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	9

American Funds® Conservative Growth and Income Portfolio	unaudited

Investment portfolio April 30, 2023

Growth-and-income funds 20%	Shares	Value (000)
Washington Mutual Investors Fund, Class R-6	13,675,563	$730,412
American Mutual Fund, Class R-6	14,736,328	730,185
		1,460,597

Equity-income funds 38%
Capital Income Builder, Class R-6	21,280,269	1,383,430
The Income Fund of America, Class R-6	60,072,730	1,382,274
		2,765,704

Fixed income funds 42%
American Funds Multi-Sector Income Fund, Class R-6	127,560,805	1,160,803
The Bond Fund of America, Class R-6	99,446,308	1,156,561
American High-Income Trust, Class R-6	78,853,191	725,449
		3,042,813

Total investment securities 100% (cost: $7,202,706,000)		7,269,114
Other assets less liabilities 0%		(1,702)

Net assets 100%		$7,267,412

10	American Funds Portfolio Series

American Funds® Conservative Growth and Income Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 20%
Washington Mutual Investors Fund, Class R-6	$708,330	$19,379	$18,339	$(1,026)	$22,068	$730,412	$9,303	$10,076
American Mutual Fund, Class R-6	708,531	29,208	15,743	(582)	8,771	730,185	9,235	19,973
						1,460,597
Equity-income funds 38%
Capital Income Builder, Class R-6	1,311,608	30,744	57,564	(2,853)	101,495	1,383,430	30,746	—
The Income Fund of America, Class R-6	1,323,587	78,094	33,674	(1,979)	16,246	1,382,274	27,777	47,085
						2,765,704
Fixed income funds 42%
American Funds Multi-Sector Income Fund, Class R-6	1,086,423	41,259	11,761	(973)	45,855	1,160,803	33,525	—
The Bond Fund of America, Class R-6	1,074,044	48,910	19,112	(383)	53,102	1,156,561	19,395	—
American High-Income Trust, Class R-6	685,142	30,701	4,091	(104)	13,801	725,449	22,755	—
						3,042,813
Total 100%				$(7,900)	$261,338	$7,269,114	$152,736	$77,134

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	11

American Funds® Tax-Aware Conservative Growth and Income Portfolio

Investment portfolio April 30, 2023	unaudited

Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	16,345,789	$905,393
Washington Mutual Investors Fund, Class R-6	12,747,938	680,868
American Mutual Fund, Class R-6	13,722,139	679,932
		2,266,193

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	75,923,675	1,113,040
The Tax-Exempt Bond Fund of America, Class R-6	54,490,927	666,969
Limited Term Tax-Exempt Bond Fund of America, Class R-6	29,322,466	445,115
		2,225,124

Total investment securities 100% (cost: $4,302,721,000)		4,491,317
Other assets less liabilities 0%		(931)

Net assets 100%		$4,490,386

Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	$864,469	$10,501	$83,533	$(16,692)	$130,648	$905,393	$10,500	$—
Washington Mutual Investors Fund, Class R-6	663,123	23,365	25,168	(2,067)	21,615	680,868	8,622	9,330
American Mutual Fund, Class R-6	662,961	35,753	26,283	(919)	8,420	679,932	8,562	18,539
						2,266,193
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	1,030,347	26,789	9,965	(582)	66,451	1,113,040	21,505	—
The Tax-Exempt Bond Fund of America, Class R-6	623,510	13,683	7,430	(608)	37,814	666,969	9,363	—
Limited Term Tax-Exempt Bond Fund of America, Class R-6	420,444	11,956	1,020	8	13,727	445,115	4,462	—
						2,225,124
Total 100%				$(20,860)	$278,675	$4,491,317	$63,014	$27,869

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

12	American Funds Portfolio Series

American Funds® Preservation Portfolio	unaudited

Investment portfolio April 30, 2023

Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	123,611,702	$1,178,019
Intermediate Bond Fund of America, Class R-6	83,833,857	1,061,337
American Funds Inflation Linked Bond Fund, Class R-6	12,530,801	117,414
		2,356,770

Total investment securities 100% (cost: $2,493,584,000)		2,356,770
Other assets less liabilities 0%		(547)

Net assets 100%		$2,356,223

Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,261,094	$23,104	$122,790	$(7,471)	$24,082	$1,178,019	$17,059	$—
Intermediate Bond Fund of America, Class R-6	1,134,985	20,777	131,183	(12,881)	49,639	1,061,337	17,152	—
American Funds Inflation Linked Bond Fund, Class R-6	126,109	8,574	14,108	(1,407)	(1,754)	117,414	7,576	—
Total 100%				$(21,759)	$71,967	$2,356,770	$41,787	$—

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	13

American Funds® Tax-Exempt Preservation Portfolio	unaudited

Investment portfolio April 30, 2023

Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	21,717,398	$329,670
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	22,290,068	219,780
		549,450

Total investment securities 100% (cost: $571,318,000)		549,450
Other assets less liabilities 0%		(117)

Net assets 100%		$549,333

Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$359,963	$12,040	$53,869	$(3,221)	$14,757	$329,670	$3,508	$—
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	240,153	8,614	33,169	(1,268)	5,450	219,780	2,349	—
Total 100%				$(4,489)	$20,207	$549,450	$5,857	$—

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

14	American Funds Portfolio Series

Financial statements	unaudited

Statements of assets and liabilities at April 30, 2023	(dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$5,029,018	$13,816,976	$14,395,873
Receivables for:
Sales of investments	—	—	—
Sales of fund’s shares	2,303	7,815	8,268
Dividends	—	—	5,630
Total assets	5,031,321	13,824,791	14,409,771

Liabilities:
Payables for:
Purchases of investments	37	916	8,260
Repurchases of fund’s shares	2,261	6,889	5,602
Services provided by related parties	1,216	3,488	3,471
Trustees’ deferred compensation	33	79	87
Other	38	112	63
Total liabilities	3,585	11,484	17,483
Net assets at April 30, 2023	$5,027,736	$13,813,307	$14,392,288

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,571,384	$12,829,099	$13,153,682
Total distributable earnings (accumulated loss)	456,352	984,208	1,238,606
Net assets at April 30, 2023	$5,027,736	$13,813,307	$14,392,288

Investment securities of affiliated issuers, at cost	$4,581,758	$12,954,563	$13,258,795

Refer to the notes to financial statements.

American Funds Portfolio Series	15

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2023 (continued)	(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$12,418,951	$7,269,114	$4,491,317
Receivables for:
Sales of investments	1,129	1,968	2,348
Sales of fund’s shares	5,516	3,248	1,042
Dividends	3,800	13,193	6,010
Total assets	12,429,396	7,287,523	4,500,717

Liabilities:
Payables for:
Purchases of investments	3,800	13,193	6,010
Repurchases of fund’s shares	6,650	5,216	3,332
Services provided by related parties	2,893	1,638	965
Trustees’ deferred compensation	77	46	24
Other	36	18	—
Total liabilities	13,456	20,111	10,331
Net assets at April 30, 2023	$12,415,940	$7,267,412	$4,490,386

Net assets consist of:
Capital paid in on shares of beneficial interest	$11,318,270	$7,126,712	$4,292,741
Total distributable earnings (accumulated loss)	1,097,670	140,700	197,645
Net assets at April 30, 2023	$12,415,940	$7,267,412	$4,490,386

Investment securities of affiliated issuers, at cost	$11,377,614	$7,202,706	$4,302,721

Refer to the notes to financial statements.

16	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2023 (continued)	(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio

Assets:
Investment securities of affiliated issuers, at value	$2,356,770	$549,450
Receivables for:
Sales of investments	—	580
Sales of fund’s shares	2,240	121
Dividends	6,388	994
Total assets	2,365,398	551,145

Liabilities:
Payables for:
Purchases of investments	6,837	994
Repurchases of fund’s shares	1,791	691
Services provided by related parties	518	123
Trustees’ deferred compensation	17	4
Other	12	—
Total liabilities	9,175	1,812
Net assets at April 30, 2023	$2,356,223	$549,333

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,559,081	$590,985
Total distributable earnings (accumulated loss)	(202,858)	(41,652)
Net assets at April 30, 2023	$2,356,223	$549,333

Investment securities of affiliated issuers, at cost	$2,493,584	$571,318

Refer to the notes to financial statements.

American Funds Portfolio Series	17

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$2,728,350	$8,276,063	$9,470,050
	Shares outstanding	148,902	426,618	591,766
	Net asset value per share	$18.32	$19.40	$16.00
Class C:	Net assets	$347,663	$1,065,582	$1,113,752
	Shares outstanding	19,491	57,049	70,119
	Net asset value per share	$17.84	$18.68	$15.88
Class T:	Net assets	$12	$12	$12
	Shares outstanding	1	1	1
	Net asset value per share	$18.35	$19.43	$16.01
Class F-1:	Net assets	$51,107	$91,480	$181,602
	Shares outstanding	2,783	4,713	11,347
	Net asset value per share	$18.36	$19.41	$16.00
Class F-2:	Net assets	$519,539	$1,023,605	$1,141,152
	Shares outstanding	28,219	52,459	71,174
	Net asset value per share	$18.41	$19.51	$16.03
Class F-3:	Net assets	$214,389	$227,773	$274,441
	Shares outstanding	11,672	11,704	17,140
	Net asset value per share	$18.37	$19.46	$16.01
Class 529-A:	Net assets	$606,245	$1,835,895	$1,044,520
	Shares outstanding	33,170	94,856	65,311
	Net asset value per share	$18.28	$19.35	$15.99
Class 529-C:	Net assets	$35,135	$103,295	$67,858
	Shares outstanding	1,971	5,542	4,261
	Net asset value per share	$17.82	$18.64	$15.92
Class 529-E:	Net assets	$18,746	$68,458	$39,000
	Shares outstanding	1,032	3,576	2,445
	Net asset value per share	$18.16	$19.14	$15.95
Class 529-T:	Net assets	$16	$17	$16
	Shares outstanding	1	1	1
	Net asset value per share	$18.34	$19.42	$16.01
Class 529-F-1:	Net assets	$11	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$18.34	$19.45	$16.01
Class 529-F-2:	Net assets	$109,993	$274,015	$131,279
	Shares outstanding	6,008	14,136	8,204
	Net asset value per share	$18.31	$19.38	$16.00
Class 529-F-3:	Net assets	$11	$11	$12
	Shares outstanding	1	1	1
	Net asset value per share	$18.29	$19.37	$16.01
Class ABLE-A:	Net assets	$2,688	$9,647	$7,552
	Shares outstanding	147	499	472
	Net asset value per share	$18.23	$19.31	$16.01
Class ABLE-F-2:	Net assets	$348	$359	$429
	Shares outstanding	19	18	27
	Net asset value per share	$18.31	$19.39	$16.03
Class R-1:	Net assets	$4,103	$38,247	$20,114
	Shares outstanding	228	2,041	1,265
	Net asset value per share	$17.99	$18.74	$15.90
Class R-2:	Net assets	$101,444	$214,100	$200,555
	Shares outstanding	5,707	11,468	12,652
	Net asset value per share	$17.78	$18.67	$15.85

Refer to the notes to financial statements.

18	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Class R-2E:	Net assets	$6,287	$9,542	$19,228
	Shares outstanding	348	503	1,206
	Net asset value per share	$18.08	$18.97	$15.94
Class R-3:	Net assets	$79,533	$210,942	$159,931
	Shares outstanding	4,381	11,004	10,037
	Net asset value per share	$18.15	$19.17	$15.93
Class R-4:	Net assets	$42,604	$84,353	$72,849
	Shares outstanding	2,330	4,354	4,553
	Net asset value per share	$18.28	$19.38	$16.00
Class R-5:	Net assets	$13,983	$31,451	$25,349
	Shares outstanding	755	1,602	1,577
	Net asset value per share	$18.52	$19.63	$16.07
Class R-5E:	Net assets	$22,351	$53,728	$26,257
	Shares outstanding	1,224	2,776	1,643
	Net asset value per share	$18.27	$19.36	$15.98
Class R-6:	Net assets	$123,178	$194,721	$396,319
	Shares outstanding	6,634	9,949	24,703
	Net asset value per share	$18.57	$19.57	$16.04

Refer to the notes to financial statements.

American Funds Portfolio Series	19

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$8,273,911	$5,280,023	$3,285,771
	Shares outstanding	524,247	424,911	227,573
	Net asset value per share	$15.78	$12.43	$14.44
Class C:	Net assets	$974,681	$561,122	$339,677
	Shares outstanding	62,186	45,429	23,712
	Net asset value per share	$15.67	$12.35	$14.33
Class T:	Net assets	$11	$10	$11
	Shares outstanding	1	1	1
	Net asset value per share	$15.79	$12.43	$14.44
Class F-1:	Net assets	$105,558	$84,665	$251,292
	Shares outstanding	6,685	6,807	17,410
	Net asset value per share	$15.79	$12.44	$14.43
Class F-2:	Net assets	$1,081,486	$619,926	$485,548
	Shares outstanding	68,404	49,800	33,570
	Net asset value per share	$15.81	$12.45	$14.46
Class F-3:	Net assets	$296,720	$111,938	$128,087
	Shares outstanding	18,791	9,006	8,863
	Net asset value per share	$15.79	$12.43	$14.45
Class 529-A:	Net assets	$574,521	$283,486
	Shares outstanding	36,409	22,829	Not applicable
	Net asset value per share	$15.78	$12.42
Class 529-C:	Net assets	$44,422	$25,936
	Shares outstanding	2,826	2,096	Not applicable
	Net asset value per share	$15.72	$12.37
Class 529-E:	Net assets	$18,296	$9,061
	Shares outstanding	1,162	730	Not applicable
	Net asset value per share	$15.74	$12.41
Class 529-T:	Net assets	$15	$14
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$15.79	$12.43
Class 529-F-1:	Net assets	$11	$11
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$15.81	$12.43
Class 529-F-2:	Net assets	$91,213	$50,041
	Shares outstanding	5,780	4,028	Not applicable
	Net asset value per share	$15.78	$12.42
Class 529-F-3:	Net assets	$11	$12
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$15.78	$12.42
Class ABLE-A:	Net assets	$6,271	$3,372
	Shares outstanding	397	271	Not applicable
	Net asset value per share	$15.79	$12.42
Class ABLE-F-2:	Net assets	$439	$208
	Shares outstanding	28	17	Not applicable
	Net asset value per share	$15.80	$12.44
Class R-1:	Net assets	$9,678	$2,466
	Shares outstanding	616	200	Not applicable
	Net asset value per share	$15.72	$12.36
Class R-2:	Net assets	$123,480	$42,023
	Shares outstanding	7,880	3,404	Not applicable
	Net asset value per share	$15.67	$12.35

Refer to the notes to financial statements.

20	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Class R-2E:	Net assets	$9,309	$1,178
	Shares outstanding	590	95	Not applicable
	Net asset value per share	$15.77	$12.43
Class R-3:	Net assets	$138,891	$42,944
	Shares outstanding	8,824	3,464	Not applicable
	Net asset value per share	$15.74	$12.40
Class R-4:	Net assets	$75,136	$31,313
	Shares outstanding	4,759	2,519	Not applicable
	Net asset value per share	$15.79	$12.43
Class R-5:	Net assets	$27,412	$9,046
	Shares outstanding	1,732	726	Not applicable
	Net asset value per share	$15.83	$12.46
Class R-5E:	Net assets	$21,440	$7,172
	Shares outstanding	1,357	578	Not applicable
	Net asset value per share	$15.80	$12.42
Class R-6:	Net assets	$543,028	$101,445
	Shares outstanding	34,315	8,144	Not applicable
	Net asset value per share	$15.82	$12.46

Refer to the notes to financial statements.

American Funds Portfolio Series	21

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$1,573,799	$425,454
	Shares outstanding	166,055	44,758
	Net asset value per share	$9.48	$9.51
Class C:	Net assets	$90,300	$22,810
	Shares outstanding	9,552	2,404
	Net asset value per share	$9.45	$9.49
Class T:	Net assets	$9	$10
	Shares outstanding	1	1
	Net asset value per share	$9.48	$9.51
Class F-1:	Net assets	$27,855	$3,250
	Shares outstanding	2,938	342
	Net asset value per share	$9.48	$9.52
Class F-2:	Net assets	$262,604	$88,738
	Shares outstanding	27,705	9,336
	Net asset value per share	$9.48	$9.51
Class F-3:	Net assets	$60,722	$9,071
	Shares outstanding	6,408	954
	Net asset value per share	$9.48	$9.51
Class 529-A:	Net assets	$179,744
	Shares outstanding	18,972	Not applicable
	Net asset value per share	$9.47
Class 529-C:	Net assets	$10,625
	Shares outstanding	1,124	Not applicable
	Net asset value per share	$9.45
Class 529-E:	Net assets	$4,843
	Shares outstanding	511	Not applicable
	Net asset value per share	$9.47
Class 529-T:	Net assets	$11
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.48
Class 529-F-1:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.48
Class 529-F-2:	Net assets	$40,517
	Shares outstanding	4,274	Not applicable
	Net asset value per share	$9.48
Class 529-F-3:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.48
Class ABLE-A:	Net assets	$1,069
	Shares outstanding	113	Not applicable
	Net asset value per share	$9.49
Class ABLE-F-2:	Net assets	$139
	Shares outstanding	15	Not applicable
	Net asset value per share	$9.52
Class R-1:	Net assets	$903
	Shares outstanding	96	Not applicable
	Net asset value per share	$9.46
Class R-2:	Net assets	$18,980
	Shares outstanding	2,013	Not applicable
	Net asset value per share	$9.43

Refer to the notes to financial statements.

22	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Class R-2E:	Net assets	$784
	Shares outstanding	83	Not applicable
	Net asset value per share	$9.48
Class R-3:	Net assets	$27,958
	Shares outstanding	2,953	Not applicable
	Net asset value per share	$9.47
Class R-4:	Net assets	$11,703
	Shares outstanding	1,234	Not applicable
	Net asset value per share	$9.48
Class R-5:	Net assets	$5,240
	Shares outstanding	553	Not applicable
	Net asset value per share	$9.48
Class R-5E:	Net assets	$3,276
	Shares outstanding	345	Not applicable
	Net asset value per share	$9.49
Class R-6:	Net assets	$35,122
	Shares outstanding	3,704	Not applicable
	Net asset value per share	$9.48

Refer to the notes to financial statements.

American Funds Portfolio Series	23

Financial statements (continued)	unaudited

Statements of operations for the six months ended April 30, 2023	(dollars in thousands)

	Global Growth	Growth	Growth and Income
	Portfolio	Portfolio	Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$41,545	$76,441	$189,659

Fees and expenses*:
Distribution services	6,376	18,764	19,846
Transfer agent services	2,793	7,502	5,218
529 and ABLE plan services	219	648	368
Reports to shareholders	56	152	161
Registration statement and prospectus	184	622	627
Trustees’ compensation	12	33	34
Auditing and legal	3	8	9
Custodian	4	11	11
Other	5	12	13
Total fees and expenses before waivers	9,652	27,752	26,287
Less waivers of fees and expenses:
ABLE plan services waivers	1	3	2
Total fees and expenses after waivers	9,651	27,749	26,285
Net investment income	31,894	48,692	163,374

Net realized gain (loss) and unrealized appreciation:
Net realized (loss) on sale of investments in affiliated issuers	(35,138)	(38,328)	(28,792)
Capital gain distributions received from affiliated issuers	53,310	183,995	136,961
	18,172	145,667	108,169
Net unrealized appreciation on investments in affiliated issuers	557,316	1,158,742	1,039,814
Net realized gain (loss) and unrealized appreciation	575,488	1,304,409	1,147,983
Net increase in net assets resulting from operations	$607,382	$1,353,101	$1,311,357

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

24	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of operations for the six months ended April 30, 2023 (continued)	(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$165,223	$152,736	$63,014

Fees and expenses*:
Distribution services	16,963	10,221	6,849
Transfer agent services	3,587	1,895	932
529 and ABLE plan services	215	109	—
Reports to shareholders	140	82	51
Registration statement and prospectus	522	323	201
Trustees’ compensation	30	18	11
Auditing and legal	8	5	3
Custodian	10	6	4
Other	12	7	4
Total fees and expenses before waivers	21,487	12,666	8,055
Less waivers of fees and expenses:
ABLE plan services waivers	2	1	—
Total fees and expenses after waivers	21,485	12,665	8,055
Net investment income	143,738	140,071	54,959

Net realized gain (loss) and unrealized appreciation:
Net realized (loss) on sale of investments in affiliated issuers	(28,770)	(7,900)	(20,860)
Capital gain distributions received from affiliated issuers	86,126	77,134	27,869
	57,356	69,234	7,009
Net unrealized appreciation on investments in affiliated issuers	794,137	261,338	278,675
Net realized gain (loss) and unrealized appreciation	851,493	330,572	285,684
Net increase in net assets resulting from operations	$995,231	$470,643	$340,643

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Portfolio Series	25

Financial statements (continued)	unaudited

Statements of operations for the six months ended April 30, 2023 (continued)	(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$41,787	$5,857

Fees and expenses*:
Distribution services	3,353	788
Transfer agent services	944	129
529 and ABLE plan services	70	—
Reports to shareholders	27	7
Registration statement and prospectus	87	21
Trustees’ compensation	7	1
Auditing and legal	2	— †
Custodian	2	1
Other	2	1
Total fees and expenses before waivers	4,494	948
Less waivers of fees and expenses:
ABLE plan services waivers	— †	—
Total fees and expenses after waivers	4,494	948
Net investment income	37,293	4,909

Net realized gain (loss) and unrealized appreciation:
Net realized (loss) on sale of investments in affiliated issuers	(21,759)	(4,489)
Capital gain distributions received from affiliated issuers	—	—
	(21,759)	(4,489)
Net unrealized appreciation on investments in affiliated issuers	71,967	20,207
Net realized gain (loss) and unrealized appreciation	50,208	15,718
Net increase in net assets resulting from operations	$87,501	$20,627

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

26	American Funds Portfolio Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$31,894	$29,092	$48,692	$13,970	$163,374	$218,680
Net realized gain (loss)	18,172	345,047	145,667	1,175,190	108,169	608,192
Net unrealized appreciation (depreciation)	557,316	(2,286,997)	1,158,742	(5,896,923)	1,039,814	(3,580,613)
Net increase (decrease) in net assets resulting from operations	607,382	(1,912,858)	1,353,101	(4,707,763)	1,311,357	(2,753,741)

Distributions paid to shareholders	(339,987)	(209,663)	(1,131,609)	(542,513)	(729,500)	(793,796)

Net capital share transactions	244,356	157,011	1,165,951	1,515,531	656,540	1,343,461

Total increase (decrease) in net assets	511,751	(1,965,510)	1,387,443	(3,734,745)	1,238,397	(2,204,076)

Net assets:
Beginning of period	4,515,985	6,481,495	12,425,864	16,160,609	13,153,891	15,357,967
End of period	$5,027,736	$4,515,985	$13,813,307	$12,425,864	$14,392,288	$13,153,891

	Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Aware Conservative Growth and Income Portfolio
	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$143,738	$203,389	$140,071	$218,636	$54,959	$91,883
Net realized gain (loss)	57,356	485,799	69,234	115,043	7,009	101,447
Net unrealized appreciation (depreciation)	794,137	(2,776,636)	261,338	(1,087,197)	278,675	(784,879)
Net increase (decrease) in net assets resulting from operations	995,231	(2,087,448)	470,643	(753,518)	340,643	(591,549)

Distributions paid to shareholders	(582,129)	(684,200)	(240,304)	(350,341)	(141,603)	(123,562)

Net capital share transactions	348,875	912,404	141,355	675,309	27,459	422,200

Total increase (decrease) in net assets	761,977	(1,859,244)	371,694	(428,550)	226,499	(292,911)

Net assets:
Beginning of period	11,653,963	13,513,207	6,895,718	7,324,268	4,263,887	4,556,798
End of period	$12,415,940	$11,653,963	$7,267,412	$6,895,718	$4,490,386	$4,263,887

Refer to the end of the statements of changes in net assets for footnote.

Refer to the notes to financial statements.

American Funds Portfolio Series	27

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Preservation Portfolio		Tax-Exempt Preservation Portfolio
	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$37,293	$44,487	$4,909	$6,260
Net realized gain (loss)	(21,759)	(43,930)	(4,489)	(7,117)
Net unrealized appreciation (depreciation)	71,967	(217,060)	20,207	(43,262)
Net increase (decrease) in net assets resulting from operations	87,501	(216,503)	20,627	(44,119)

Distributions paid to shareholders	(36,288)	(46,764)	(4,860)	(7,974)

Net capital share transactions	(216,607)	(212,877)	(66,446)	(129,572)

Total increase (decrease) in net assets	(165,394)	(476,144)	(50,679)	(181,665)

Net assets:
Beginning of period	2,521,617	2,997,761	600,012	781,677
End of period	$2,356,223	$2,521,617	$549,333	$600,012

*	Unaudited.

Refer to the notes to financial statements.

28	American Funds Portfolio Series

Notes to financial statements	unaudited

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Aware Conservative Growth and Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Aware Conservative Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Aware Conservative Growth and Income Portfolio; up to 5.75% for all other funds	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge for Preservation Portfolio and Tax-Exempt Preservation Portfolio, and 1.00% for certain redemptions within 18 months of purchase without an initial sales charge for all other funds)	None
Class 529-A and ABLE-A	Up to 2.50% for Preservation Portfolio; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years.
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class T and 529-T shares are not available for purchase.

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Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of April 30, 2023, all of the investment securities held by each fund were classified as Level 1.

30	American Funds Portfolio Series

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

American Funds Portfolio Series	31

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of each fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

32	American Funds Portfolio Series

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The underlying fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the underlying fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

American Funds Portfolio Series	33

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the underlying fund has greater risk of volatility, and greater risk of loss, from these investments.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2023, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

34	American Funds Portfolio Series

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
As of October 31, 2022
Undistributed ordinary income	$—	$—	$6,321	$3,120
Late year ordinary loss deferral[1]	—	(19,182)	—	—
Undistributed long-term capital gains	306,388	1,093,035	563,927	442,499
As of April 30, 2023
Gross unrealized appreciation on investments	497,184	949,593	1,483,876	1,454,944
Gross unrealized depreciation on investments	(58,958)	(105,840)	(361,418)	(429,547)
Net unrealized appreciation (depreciation) on investments	438,226	843,753	1,122,458	1,025,397
Cost of investments	4,590,792	12,973,223	13,273,415	11,393,554

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
As of October 31, 2022
Undistributed ordinary income	$13,686	$2,756	$1,166	$—
Undistributed tax-exempt income	—	3,881	—	273
Undistributed long-term capital gains	102,413	86,815	—	—
Capital loss carryforward[2]	—	—	(41,318)	(13,688)
As of April 30, 2023
Gross unrealized appreciation on investments	541,393	356,136	—	43
Gross unrealized depreciation on investments	(489,814)	(175,323)	(142,162)	(23,469)
Net unrealized appreciation (depreciation) on investments	51,579	180,813	(142,162)	(23,426)
Cost of investments	7,217,535	4,310,504	2,498,932	572,876

[1]	This deferral is considered incurred in the subsequent year.
[2]	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforwards remains.

American Funds Portfolio Series	35

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio

	Six months ended April 30, 2023				Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$18,927		$165,852	$184,779	$14,122		$97,123		$111,245
Class C	—		22,652	22,652	—		14,710		14,710
Class T	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class F-1	337		3,188	3,525	288		2,194		2,482
Class F-2	4,820		31,955	36,775	5,410		23,430		28,840
Class F-3	2,266		13,175	15,441	1,855		7,079		8,934
Class 529-A	3,937		36,125	40,062	2,747		19,788		22,535
Class 529-C	—		2,319	2,319	—		1,657		1,657
Class 529-E	84		1,139	1,223	40		634		674
Class 529-T	—	[3]	1	1	—	[3]	1		1
Class 529-F-1	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class 529-F-2	985		6,389	7,374	669		3,078		3,747
Class 529-F-3	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class ABLE-A	19		148	167	12		60		72
Class ABLE-F-2	3		16	19	1		5		6
Class R-1	—		248	248	—		162		162
Class R-2	—		6,339	6,339	—		3,792		3,792
Class R-2E	17		354	371	3		202		205
Class R-3	337		4,748	5,085	144		2,646		2,790
Class R-4	312		2,581	2,893	211		1,367		1,578
Class R-5E	178		1,188	1,366	116		529		645
Class R-5	133		816	949	112		456		568
Class R-6	1,232		7,164	8,396	1,042		3,978		5,020
Total	$33,587		$306,400	$339,987	$26,772		$182,891		$209,663

Growth Portfolio

	Six months ended April 30, 2023				Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$23,613		$650,251	$673,864	$2,540		$311,981		$314,521
Class C	—		90,208	90,208	—		49,137		49,137
Class T	—	[3]	1	1	—	[3]	1		1
Class F-1	204		7,435	7,639	—		4,180		4,180
Class F-2	5,399		82,204	87,603	3,173		42,484		45,657
Class F-3	1,544		19,488	21,032	968		9,552		10,520
Class 529-A	4,501		142,854	147,355	64		66,964		67,028
Class 529-C	—		8,955	8,955	—		5,103		5,103
Class 529-E	47		5,394	5,441	—		2,497		2,497
Class 529-T	—	[3]	1	1	—	[3]	1		1
Class 529-F-1	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class 529-F-2	1,360		20,866	22,226	642		9,885		10,527
Class 529-F-3	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class ABLE-A	29		673	702	10		225		235
Class ABLE-F-2	2		22	24	—	[3]	5		5
Class R-1	—		3,123	3,123	—		1,529		1,529
Class R-2	—		17,705	17,705	—		10,574		10,574
Class R-2E	—		783	783	—		480		480
Class R-3	38		16,198	16,236	—		7,774		7,774
Class R-4	252		6,595	6,847	—		3,084		3,084
Class R-5E	232		3,706	3,938	95		1,372		1,467
Class R-5	197		2,684	2,881	115		1,299		1,414
Class R-6	1,104		13,939	15,043	624		6,155		6,779
Total	$38,522		$1,093,087	$1,131,609	$8,231		$534,282		$542,513

Refer to the end of the tables for footnotes.

36	American Funds Portfolio Series

Growth and Income Portfolio

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$110,749		$369,150		$479,899		$142,571		$375,301	$517,872
Class C	9,543		46,384		55,927		10,033		55,352	65,385
Class T	—	[3]	—	[3]	—	[3]	—	[3]	1	1
Class F-1	2,149		7,391		9,540		2,954		8,104	11,058
Class F-2	14,726		45,449		60,175		21,007		47,928	68,935
Class F-3	3,745		11,272		15,017		5,171		10,681	15,852
Class 529-A	11,852		40,088		51,940		14,983		39,661	54,644
Class 529-C	554		2,760		3,314		550		3,364	3,914
Class 529-E	407		1,519		1,926		467		1,602	2,069
Class 529-T	—	[3]	1		1		—	[3]	1	1
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	1	1
Class 529-F-2	1,603		4,814		6,417		2,052		4,474	6,526
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	1	1
Class ABLE-A	82		256		338		85		193	278
Class ABLE-F-2	5		15		20		5		9	14
Class R-1	160		779		939		172		901	1,073
Class R-2	1,688		7,978		9,666		1,399		7,489	8,888
Class R-2E	186		753		939		190		808	998
Class R-3	1,571		5,931		7,502		1,856		6,252	8,108
Class R-4	845		2,849		3,694		1,188		3,235	4,423
Class R-5E	311		940		1,251		352		689	1,041
Class R-5	332		1,009		1,341		541		1,242	1,783
Class R-6	5,020		14,634		19,654		6,760		14,171	20,931
Total	$165,528		$563,972		$729,500		$212,336		$581,460	$793,796

Moderate Growth and Income Portfolio

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$94,125		$292,758		$386,883		$141,308		$305,934		$447,242
Class C	8,001		37,135		45,136		11,052		45,848		56,900
Class T	—	[3]	—	[3]	—	[3]	—	[3]	1		1
Class F-1	1,206		3,878		5,084		1,968		4,659		6,627
Class F-2	13,542		38,854		52,396		22,127		42,898		65,025
Class F-3	3,911		10,978		14,889		5,922		10,228		16,150
Class 529-A	6,382		20,285		26,667		9,805		21,676		31,481
Class 529-C	349		1,680		2,029		480		2,174		2,654
Class 529-E	190		670		860		273		681		954
Class 529-T	—	[3]	1		1		—	[3]	1		1
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	1,111		3,143		4,254		1,690		3,165		4,855
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	65		193		258		79		142		221
Class ABLE-F-2	5		14		19		6		10		16
Class R-1	78		364		442		93		434		527
Class R-2	975		4,517		5,492		1,278		5,097		6,375
Class R-2E	86		330		416		101		416		517
Class R-3	1,342		4,886		6,228		1,979		5,781		7,760
Class R-4	842		2,659		3,501		1,416		3,613		5,029
Class R-5E	242		684		926		329		583		912
Class R-5	362		1,043		1,405		569		1,033		1,602
Class R-6	6,774		18,469		25,243		10,445		18,906		29,351
Total	$139,588		$442,541		$582,129		$210,920		$473,280		$684,200

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	37

Conservative Growth and Income Portfolio

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$101,201		$74,177		$175,378		$159,456		$95,785		$255,241
Class C	9,101		8,447		17,548		15,289		12,830		28,119
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	1,537		1,129		2,666		2,373		1,491		3,864
Class F-2	12,364		8,644		21,008		18,797		9,944		28,741
Class F-3	2,372		1,650		4,022		3,519		1,806		5,325
Class 529-A	5,325		3,961		9,286		8,654		5,225		13,879
Class 529-C	405		383		788		684		598		1,282
Class 529-E	160		129		289		263		179		442
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	990		683		1,673		1,621		928		2,549
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	59		41		100		72		38		110
Class ABLE-F-2	4		3		7		4		1		5
Class R-1	36		32		68		56		44		100
Class R-2	663		603		1,266		992		849		1,841
Class R-2E	17		13		30		19		15		34
Class R-3	755		608		1,363		1,172		768		1,940
Class R-4	577		416		993		1,030		623		1,653
Class R-5E	134		91		225		203		107		310
Class R-5	196		142		338		337		191		528
Class R-6	1,959		1,297		3,256		2,859		1,519		4,378
Total	$137,855		$102,449		$240,304		$217,400		$132,941		$350,341

Tax-Aware Conservative Growth and Income Portfolio

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income[4]		Long-term capital gains		Total distributions paid		Ordinary income[4]		Long-term capital gains		Total distributions paid
Class A	$40,431		$63,499		$103,930		$70,733		$20,367		$91,100
Class C	3,148		6,974		10,122		5,452		2,503		7,955
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	3,063		4,875		7,938		5,738		1,770		7,508
Class F-2	6,360		9,065		15,425		10,857		2,827		13,684
Class F-3	1,761		2,427		4,188		2,699		616		3,315
Total	$54,763		$86,840		$141,603		$95,479		$28,083		$123,562

Refer to the end of the tables for footnotes.

38	American Funds Portfolio Series

Preservation Portfolio

	Six months ended April 30, 2023					Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$24,105		$—	$24,105		$27,756		$2,222		$29,978
Class C	1,111		—	1,111		1,043		158		1,201
Class T	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	437		—	437		585		56		641
Class F-2	4,590		—	4,590		6,876		479		7,355
Class F-3	1,019		—	1,019		1,380		92		1,472
Class 529-A	2,665		—	2,665		3,067		247		3,314
Class 529-C	124		—	124		116		19		135
Class 529-E	65		—	65		73		7		80
Class 529-T	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	643		—	643		766		52		818
Class 529-F-3	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	15		—	15		14		1		15
Class ABLE-F-2	2		—	2		1		—	[3]	1
Class R-1	8		—	8		6		1		7
Class R-2	211		—	211		172		23		195
Class R-2E	8		—	8		7		1		8
Class R-3	388		—	388		368		34		402
Class R-4	180		—	180		218		18		236
Class R-5E	51		—	51		60		4		64
Class R-5	97		—	97		116		7		123
Class R-6	569		—	569		671		48		719
Total	$36,288		$—	$36,288		$43,295		$3,469		$46,764

Tax-Exempt Preservation Portfolio

	Six months ended April 30, 2023					Year ended October 31, 2022
Share class	Ordinary income[4]		Long-term capital gains	Total distributions paid		Ordinary income[4]		Long-term capital gains	Total distributions paid
Class A	$3,741		$—	$3,741		$5,744		$—	$5,744
Class C	120		—	120		140		—	140
Class T	—	[3]	—	—	[3]	—	[3]	—	—	[3]
Class F-1	26		—	26		57		—	57
Class F-2	873		—	873		1,674		—	1,674
Class F-3	100		—	100		359		—	359
Total	$4,860		$—	$4,860		$7,974		$—	$7,974

[3]	Amount less than one thousand.
[4]	Ordinary income may include both taxable and tax-exempt income.

American Funds Portfolio Series	39

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes 529-A and ABLE-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A, 529-A and ABLE-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2023, unreimbursed expenses subject to reimbursement for the funds’ Class A, 529-A and ABLE-A shares were as follows (dollars in thousands):

	Class A	Class 529-A	Class ABLE-A
Global Growth Portfolio	$—	$—	$—
Growth Portfolio	—	—	—
Growth and Income Portfolio	—	—	—
Moderate Growth and Income Portfolio	—	—	—
Conservative Growth and Income Portfolio	—	—	—
Tax-Aware Conservative Growth and Income Portfolio	544,000	Not applicable	Not applicable
Preservation Portfolio	1,882,000	—	—
Tax-Exempt Preservation Portfolio	323,000	Not applicable	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include record keeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

40	American Funds Portfolio Series

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 and ABLE plan services — Each 529 and ABLE share class of each fund is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. Virginia529 is not considered a related party to any of the funds.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the portion of its fee attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2028, whichever is earlier. For the six months ended April 30, 2023, Virginia529 waived total 529 and ABLE plan service fees of $9,000 on Class ABLE shares of the funds. The waivers are reflected as ABLE plan services waivers in each fund’s statement of operations. As a result, total 529 and ABLE plan services fees of $1,629,000 were reduced to $1,620,000, both of which were equivalent to 0.060% of the average daily net assets of each 529 share class of each fund.

For the six months ended April 30, 2023, the class-specific expenses of each fund under these agreements were as follows (dollars in thousands):

Global Growth Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$3,106		$1,644		Not applicable
Class C	1,695		217		Not applicable
Class T	—		—	*	Not applicable
Class F-1	61		29		Not applicable
Class F-2	Not applicable		270		Not applicable
Class F-3	Not applicable		2		Not applicable
Class 529-A	664		332		$172
Class 529-C	172		20		10
Class 529-E	44		6		5
Class 529-T	—		—	*	—	*
Class 529-F-1	—	*	—	*	—	*
Class 529-F-2	Not applicable		6		31
Class 529-F-3	Not applicable		—	*	—	*
Class ABLE-A	2		1		1
Class ABLE-F-2	Not applicable		—	*	—	*
Class R-1	17		2		Not applicable
Class R-2	362		169		Not applicable
Class R-2E	17		6		Not applicable
Class R-3	186		53		Not applicable
Class R-4	50		16		Not applicable
Class R-5E	Not applicable		15		Not applicable
Class R-5	Not applicable		4		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$6,376		$2,793		$219

Growth Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$9,288		$4,653		Not applicable
Class C	5,113		623		Not applicable
Class T	—		—	*	Not applicable
Class F-1	110		53		Not applicable
Class F-2	Not applicable		514		Not applicable
Class F-3	Not applicable		3		Not applicable
Class 529-A	2,022		953		$519
Class 529-C	508		58		31
Class 529-E	161		19		19
Class 529-T	—		—	*	—	*
Class 529-F-1	—	*	—	*	—	*
Class 529-F-2	Not applicable		25		76
Class 529-F-3	Not applicable		—	*	—	*
Class ABLE-A	8		2		3
Class ABLE-F-2	Not applicable		—	*	—	*
Class R-1	181		18		Not applicable
Class R-2	764		353		Not applicable
Class R-2E	28		9		Not applicable
Class R-3	481		140		Not applicable
Class R-4	100		34		Not applicable
Class R-5E	Not applicable		35		Not applicable
Class R-5	Not applicable		8		Not applicable
Class R-6	Not applicable		2		Not applicable
Total class-specific expenses	$18,764		$7,502		$648

Refer to the end of the tables for footnote.

American Funds Portfolio Series	41

Growth and Income Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$11,164		$3,261		Not applicable
Class C	5,509		405		Not applicable
Class T	—		—	*	Not applicable
Class F-1	221		98		Not applicable
Class F-2	Not applicable		576		Not applicable
Class F-3	Not applicable		3		Not applicable
Class 529-A	1,190		327		$298
Class 529-C	332		22		20
Class 529-E	92		7		11
Class 529-T	—		—	*	—	*
Class 529-F-1	—	*	—	*	—	*
Class 529-F-2	Not applicable		12		37
Class 529-F-3	Not applicable		—	*	—	*
Class ABLE-A	7		1		2
Class ABLE-F-2	Not applicable		—	*	—	*
Class R-1	96		9		Not applicable
Class R-2	722		314		Not applicable
Class R-2E	54		18		Not applicable
Class R-3	371		106		Not applicable
Class R-4	88		31		Not applicable
Class R-5E	Not applicable		17		Not applicable
Class R-5	Not applicable		7		Not applicable
Class R-6	Not applicable		4		Not applicable
Total class-specific expenses	$19,846		$5,218		$368

Conservative Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$6,462	$1,223		Not applicable
Class C	2,866	138		Not applicable
Class T	—	—	*	Not applicable
Class F-1	99	43		Not applicable
Class F-2	Not applicable	301		Not applicable
Class F-3	Not applicable	1		Not applicable
Class 529-A	328	59		$83
Class 529-C	129	6		8
Class 529-E	22	1		3
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	4		14
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	3	—	*	1
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	11	1		Not applicable
Class R-2	155	70		Not applicable
Class R-2E	3	1		Not applicable
Class R-3	105	27		Not applicable
Class R-4	38	13		Not applicable
Class R-5E	Not applicable	4		Not applicable
Class R-5	Not applicable	2		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$10,221	$1,895		$109

Moderate Growth and Income Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$9,978		$2,186		Not applicable
Class C	4,948		274		Not applicable
Class T	—		—		Not applicable
Class F-1	129		55		Not applicable
Class F-2	Not applicable		535		Not applicable
Class F-3	Not applicable		3		Not applicable
Class 529-A	673		138		$168
Class 529-C	224		11		14
Class 529-E	46		3		5
Class 529-T	—		—		—	*
Class 529-F-1	—	*	—	*	—	*
Class 529-F-2	Not applicable		12		26
Class 529-F-3	Not applicable		—	*	—	*
Class ABLE-A	6		1		2
Class ABLE-F-2	Not applicable		—	*	—	*
Class R-1	49		4		Not applicable
Class R-2	460		201		Not applicable
Class R-2E	27		9		Not applicable
Class R-3	332		95		Not applicable
Class R-4	91		33		Not applicable
Class R-5E	Not applicable		15		Not applicable
Class R-5	Not applicable		7		Not applicable
Class R-6	Not applicable		5		Not applicable
Total class-specific expenses	$16,963		$3,587		$215

Tax-Aware Conservative Growth and Income Portfolio

Share class	Distribution services	Transfer agent services
Class A	$4,823	$495
Class C	1,719	53
Class T	—	—
Class F-1	307	140
Class F-2	Not applicable	243
Class F-3	Not applicable	1
Total class-specific expenses	$6,849	$932

42	American Funds Portfolio Series

Preservation Portfolio

	Distribution	Transfer agent		529 and ABLE
Share class	services	services		plan services
Class A	$2,406	$599		Not applicable
Class C	476	36		Not applicable
Class T	—	—		Not applicable
Class F-1	36	18		Not applicable
Class F-2	Not applicable	160		Not applicable
Class F-3	Not applicable	1		Not applicable
Class 529-A	210	62		$54
Class 529-C	55	4		3
Class 529-E	12	1		1
Class 529-T	—	—		—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	2		12
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	1	—	*	—	*
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	3	—	*	Not applicable
Class R-2	68	30		Not applicable
Class R-2E	2	1		Not applicable
Class R-3	70	20		Not applicable
Class R-4	14	5		Not applicable
Class R-5E	Not applicable	3		Not applicable
Class R-5	Not applicable	2		Not applicable
Class R-6	Not applicable	—	*	Not applicable
Total class-specific expenses	$3,353	$944		$70

Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$663	$77
Class C	121	4
Class T	—	—
Class F-1	4	2
Class F-2	Not applicable	46
Class F-3	Not applicable	—	*
Total class-specific expenses	$788	$129

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Portfolio	$9	$3		$12
Growth Portfolio	24	9		33
Growth and Income Portfolio	25	9		34
Moderate Growth and Income Portfolio	22	8		30
Conservative Growth and Income Portfolio	13	5		18
Tax-Aware Conservative Growth and Income Portfolio	8	3		11
Preservation Portfolio	5	2		7
Tax-Exempt Preservation Portfolio	1	—	*	1

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

American Funds Portfolio Series	43

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the six months ended April 30, 2023, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$124,605	$134,815
Growth Portfolio	426,941	159,807
Growth and Income Portfolio	416,443	188,511
Moderate Growth and Income Portfolio	282,701	285,809
Conservative Growth and Income Portfolio	278,295	160,284
Tax-Aware Conservative Growth and Income Portfolio	122,045	153,398
Preservation Portfolio	52,456	268,082
Tax-Exempt Preservation Portfolio	20,656	87,038

44	American Funds Portfolio Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$155,408	8,690	$183,834		11,182		$(205,427)	(11,515)	$133,815	8,357
Class C	24,810	1,428	22,632		1,410		(47,597)	(2,738)	(155)	100
Class T	—	—	—		—		—	—	—	—
Class F-1	3,340	186	3,520		214		(7,119)	(399)	(259)	1
Class F-2	51,119	2,829	36,414		2,205		(80,402)	(4,522)	7,131	512
Class F-3	18,388	1,034	15,374		934		(27,347)	(1,542)	6,415	426
Class 529-A	41,147	2,309	40,061		2,443		(30,227)	(1,693)	50,981	3,059
Class 529-C	5,191	297	2,318		145		(8,022)	(461)	(513)	(19)
Class 529-E	1,192	67	1,223		75		(1,032)	(58)	1,383	84
Class 529-T	—	—	1		—	†	—	—	1	—	†
Class 529-F-1	—	—	1		—	†	—	—	1	—	†
Class 529-F-2	11,708	656	7,374		449		(5,624)	(313)	13,458	792
Class 529-F-3	—	—	1		—	†	—	—	1	—	†
Class ABLE-A	385	22	168		10		(43)	(3)	510	29
Class ABLE-F-2	94	6	19		1		(10)	(1)	103	6
Class R-1	265	15	246		15		(371)	(21)	140	9
Class R-2	10,706	619	6,338		396		(12,697)	(735)	4,347	280
Class R-2E	1,011	58	371		23		(320)	(18)	1,062	63
Class R-3	9,233	522	5,081		312		(6,619)	(377)	7,695	457
Class R-4	3,645	204	2,888		176		(4,161)	(234)	2,372	146
Class R-5E	4,713	269	1,366		84		(1,619)	(90)	4,460	263
Class R-5	892	50	950		57		(731)	(41)	1,111	66
Class R-6	10,121	561	8,397		505		(8,221)	(456)	10,297	610
Total net increase (decrease)	$353,368	19,822	$338,577		20,636		$(447,589)	(25,217)	$244,356	15,241

Year ended October 31, 2022

Class A	$403,820	19,578	$110,724		4,564		$(406,723)	(20,146)	$107,821	3,996
Class C	57,086	2,833	14,693		619		(101,051)	(5,099)	(29,272)	(1,647)
Class T	—	—	—		—		—	—	—	—
Class F-1	9,472	443	2,479		102		(17,297)	(834)	(5,346)	(289)
Class F-2	194,522	8,879	28,597		1,174		(268,507)	(13,450)	(45,388)	(3,397)
Class F-3	66,244	3,294	8,906		367		(46,230)	(2,358)	28,920	1,303
Class 529-A	97,322	4,678	22,533		931		(60,982)	(3,026)	58,873	2,583
Class 529-C	8,722	426	1,657		70		(17,654)	(884)	(7,275)	(388)
Class 529-E	3,008	144	674		28		(2,091)	(103)	1,591	69
Class 529-T	—	—	1		—	†	—	—	1	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	— †	—	†
Class 529-F-2	27,473	1,315	3,747		155		(8,545)	(424)	22,675	1,046
Class 529-F-3	—	—	—	†	—	†	—	—	— †	—	†
Class ABLE-A	933	45	72		3		(189)	(9)	816	39
Class ABLE-F-2	159	8	7		—	†	(14)	(1)	152	7
Class R-1	837	42	159		7		(1,385)	(72)	(389)	(23)
Class R-2	25,032	1,263	3,789		161		(28,096)	(1,400)	725	24
Class R-2E	943	44	205		8		(876)	(41)	272	11
Class R-3	23,130	1,144	2,756		115		(21,682)	(1,071)	4,204	188
Class R-4	9,221	457	1,576		65		(5,878)	(279)	4,919	243
Class R-5E	7,145	341	645		26		(2,280)	(117)	5,510	250
Class R-5	2,200	106	568		23		(1,693)	(85)	1,075	44
Class R-6	21,622	1,060	5,019		205		(19,514)	(919)	7,127	346
Total net increase (decrease)	$958,891	46,100	$208,807		8,623		$(1,010,687)	(50,318)	$157,011	4,405

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	45

Growth Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$645,850	33,908	$670,425		38,641		$(560,711)	(29,533)	$755,564	43,016
Class C	90,546	4,934	90,097		5,379		(139,733)	(7,611)	40,910	2,702
Class T	—	—	—		—		—	—	—	—
Class F-1	8,558	448	7,610		439		(21,321)	(1,100)	(5,153)	(213)
Class F-2	102,405	5,333	87,220		5,001		(148,214)	(7,789)	41,411	2,545
Class F-3	27,582	1,439	20,981		1,206		(61,329)	(3,200)	(12,766)	(555)
Class 529-A	138,146	7,259	147,351		8,513		(84,168)	(4,425)	201,329	11,347
Class 529-C	11,225	613	8,950		535		(18,851)	(1,026)	1,324	122
Class 529-E	5,148	276	5,438		317		(2,717)	(146)	7,869	447
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	1		—	†	—	—	1	— †
Class 529-F-2	29,975	1,578	22,226		1,283		(14,791)	(774)	37,410	2,087
Class 529-F-3	—	—	1		—	†	—	—	1	— †
Class ABLE-A	1,947	103	703		41		(272)	(15)	2,378	129
Class ABLE-F-2	145	7	24		1		(5)	— †	164	8
Class R-1	2,075	113	3,123		186		(1,710)	(94)	3,488	205
Class R-2	23,274	1,271	17,704		1,058		(26,389)	(1,448)	14,589	881
Class R-2E	949	52	783		46		(983)	(53)	749	45
Class R-3	29,892	1,589	16,211		945		(18,484)	(993)	27,619	1,541
Class R-4	8,828	461	6,827		394		(8,748)	(461)	6,907	394
Class R-5E	10,352	553	3,938		228		(3,059)	(161)	11,231	620
Class R-5	3,350	173	2,880		164		(5,707)	(295)	523	42
Class R-6	27,334	1,449	15,043		860		(11,975)	(618)	30,402	1,691
Total net increase (decrease)	$1,167,581	61,559	$1,127,537		65,237		$(1,129,167)	(59,742)	$1,165,951	67,054

Year ended October 31, 2022

Class A	$1,678,199	74,828	$313,002		11,749		$(990,092)	(44,712)	$1,001,109	41,865
Class C	216,977	9,953	49,070		1,894		(270,249)	(12,474)	(4,202)	(627)
Class T	—	—	—		—		—	—	—	—
Class F-1	29,749	1,301	4,170		157		(24,491)	(1,112)	9,428	346
Class F-2	317,469	14,045	45,469		1,699		(266,807)	(12,026)	96,131	3,718
Class F-3	86,974	3,926	10,492		393		(54,010)	(2,488)	43,456	1,831
Class 529-A	351,096	15,443	67,018		2,520		(153,219)	(6,905)	264,895	11,058
Class 529-C	30,928	1,404	5,103		197		(43,157)	(1,968)	(7,126)	(367)
Class 529-E	12,394	566	2,496		95		(5,304)	(244)	9,586	417
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	—	†	1		—	—	— †	1
Class 529-F-2	70,662	3,106	10,523		396		(42,633)	(1,907)	38,552	1,595
Class 529-F-3	—	—	—	†	1		—	—	— †	1
Class ABLE-A	3,193	140	236		9		(249)	(11)	3,180	138
Class ABLE-F-2	148	6	5		—	†	(32)	(1)	121	5
Class R-1	6,317	287	1,529		59		(3,607)	(171)	4,239	175
Class R-2	55,368	2,564	10,568		408		(88,634)	(4,291)	(22,698)	(1,319)
Class R-2E	1,108	53	479		18		(3,761)	(148)	(2,174)	(77)
Class R-3	59,426	2,711	7,727		293		(46,847)	(2,125)	20,306	879
Class R-4	27,370	1,223	3,084		116		(25,020)	(1,055)	5,434	284
Class R-5E	25,364	1,102	1,467		55		(9,555)	(431)	17,276	726
Class R-5	9,258	434	1,414		52		(9,032)	(399)	1,640	87
Class R-6	56,496	2,553	6,779		252		(26,898)	(1,205)	36,377	1,600
Total net increase (decrease)	$3,038,496	135,645	$540,632		20,364		$(2,063,597)	(93,673)	$1,515,531	62,336

Refer to the end of the tables for footnotes.

46	American Funds Portfolio Series

Growth and Income Portfolio

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$617,042	39,231	$477,076	31,801		$(595,539)	(37,891)	$498,579	33,141
Class C	72,608	4,645	55,802	3,746		(158,220)	(10,132)	(29,810)	(1,741)
Class T	—	—	—	—		—	—	—	—
Class F-1	9,784	619	9,409	627		(19,728)	(1,254)	(535)	(8)
Class F-2	104,003	6,604	59,218	3,938		(146,321)	(9,292)	16,900	1,250
Class F-3	30,986	1,980	14,979	998		(34,490)	(2,202)	11,475	776
Class 529-A	80,868	5,141	51,922	3,461		(55,116)	(3,504)	77,674	5,098
Class 529-C	8,158	520	3,312	222		(11,868)	(757)	(398)	(15)
Class 529-E	2,504	160	1,917	128		(2,168)	(138)	2,253	150
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	17,539	1,118	6,416	428		(8,032)	(513)	15,923	1,033
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class ABLE-A	1,615	103	337	22		(307)	(19)	1,645	106
Class ABLE-F-2	74	5	20	1		(8)	— †	86	6
Class R-1	1,000	64	940	63		(2,335)	(148)	(395)	(21)
Class R-2	19,672	1,266	9,665	650		(21,141)	(1,363)	8,196	553
Class R-2E	3,190	201	939	63		(1,299)	(84)	2,830	180
Class R-3	25,584	1,636	7,494	501		(17,880)	(1,144)	15,198	993
Class R-4	6,754	429	3,694	247		(9,783)	(623)	665	53
Class R-5E	4,305	275	1,251	83		(1,843)	(116)	3,713	242
Class R-5	2,102	133	1,340	89		(3,022)	(192)	420	30
Class R-6	53,706	3,443	19,655	1,306		(41,243)	(2,617)	32,118	2,132
Total net increase (decrease)	$1,061,494	67,573	$725,389	48,374		$(1,130,343)	(71,989)	$656,540	43,958

Year ended October 31, 2022

Class A	$1,574,846	90,967	$515,269	27,891		$(1,088,981)	(63,910)	$1,001,134	54,948
Class C	183,989	10,670	65,213	3,494		(319,201)	(18,700)	(69,999)	(4,536)
Class T	—	—	—	—		—	—	—	—
Class F-1	39,964	2,248	10,893	588		(42,062)	(2,444)	8,795	392
Class F-2	351,850	20,174	67,856	3,681		(319,653)	(18,686)	100,053	5,169
Class F-3	103,666	5,830	15,817	862		(68,069)	(4,051)	51,414	2,641
Class 529-A	175,531	10,131	54,634	2,959		(103,020)	(5,982)	127,145	7,108
Class 529-C	18,860	1,090	3,911	209		(30,924)	(1,779)	(8,153)	(480)
Class 529-E	5,125	297	2,069	112		(4,896)	(284)	2,298	125
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	34,732	1,976	6,525	355		(15,698)	(919)	25,559	1,412
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class ABLE-A	2,343	134	278	15		(409)	(23)	2,212	126
Class ABLE-F-2	201	11	14	1		(19)	(1)	196	11
Class R-1	3,360	196	1,074	57		(2,973)	(180)	1,461	73
Class R-2	57,632	3,623	8,884	477		(36,752)	(2,163)	29,764	1,937
Class R-2E	2,040	121	998	54		(4,597)	(253)	(1,559)	(78)
Class R-3	37,985	2,210	8,099	437		(38,732)	(2,245)	7,352	402
Class R-4	15,908	910	4,419	239		(18,464)	(1,077)	1,863	72
Class R-5E	10,043	574	1,042	57		(1,936)	(115)	9,149	516
Class R-5	6,891	386	1,783	96		(10,339)	(623)	(1,665)	(141)
Class R-6	91,013	5,274	20,931	1,138		(55,505)	(3,213)	56,439	3,199
Total net increase (decrease)	$2,715,979	156,822	$789,712	42,722		$(2,162,230)	(126,648)	$1,343,461	72,896

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	47

Moderate Growth and Income Portfolio

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$490,563	31,436	$384,449	25,583		$(564,127)	(36,167)	$310,885	20,852
Class C	51,238	3,305	45,031	3,017		(147,728)	(9,535)	(51,459)	(3,213)
Class T	—	—	—	—		—	—	—	—
Class F-1	5,545	356	5,063	337		(13,054)	(835)	(2,446)	(142)
Class F-2	104,315	6,667	51,471	3,420		(141,853)	(9,084)	13,933	1,003
Class F-3	30,397	1,954	14,849	988		(43,083)	(2,765)	2,163	177
Class 529-A	40,787	2,614	26,649	1,773		(43,911)	(2,813)	23,525	1,574
Class 529-C	5,723	368	2,028	136		(10,393)	(667)	(2,642)	(163)
Class 529-E	992	64	860	57		(1,816)	(116)	36	5
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	7,794	501	4,254	283		(6,558)	(420)	5,490	364
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class ABLE-A	1,364	87	258	17		(187)	(12)	1,435	92
Class ABLE-F-2	136	9	19	1		(69)	(4)	86	6
Class R-1	735	47	443	30		(1,119)	(73)	59	4
Class R-2	11,108	718	5,480	367		(20,675)	(1,333)	(4,087)	(248)
Class R-2E	1,531	98	416	28		(1,478)	(95)	469	31
Class R-3	14,779	950	6,220	415		(15,319)	(992)	5,680	373
Class R-4	7,111	457	3,500	233		(8,200)	(526)	2,411	164
Class R-5E	3,762	243	926	62		(2,370)	(151)	2,318	154
Class R-5	1,485	95	1,404	93		(3,631)	(232)	(742)	(44)
Class R-6	58,408	3,754	25,244	1,676		(41,894)	(2,677)	41,758	2,753
Total net increase (decrease)	$837,773	53,723	$578,567	38,516		$(1,067,465)	(68,497)	$348,875	23,742

Year ended October 31, 2022

Class A	$1,364,871	79,834	$444,777	24,881		$(1,024,522)	(61,140)	$785,126	43,575
Class C	149,197	8,734	56,783	3,150		(287,217)	(17,164)	(81,237)	(5,280)
Class T	—	—	—	—		—	—	—	—
Class F-1	16,552	961	6,590	367		(27,699)	(1,620)	(4,557)	(292)
Class F-2	302,781	17,646	64,120	3,588		(302,709)	(18,075)	64,192	3,159
Class F-3	106,864	6,204	16,112	907		(56,793)	(3,372)	66,183	3,739
Class 529-A	95,718	5,572	31,472	1,759		(90,881)	(5,354)	36,309	1,977
Class 529-C	13,362	793	2,654	147		(23,761)	(1,398)	(7,745)	(458)
Class 529-E	4,888	283	953	53		(3,871)	(227)	1,970	109
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	23,350	1,346	4,855	273		(13,353)	(798)	14,852	821
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class ABLE-A	2,033	117	221	13		(391)	(23)	1,863	107
Class ABLE-F-2	182	10	16	1		(6)	(1)	192	10
Class R-1	2,799	170	527	29		(4,111)	(243)	(785)	(44)
Class R-2	24,157	1,440	6,368	354		(26,357)	(1,554)	4,168	240
Class R-2E	3,751	232	516	28		(5,752)	(326)	(1,485)	(66)
Class R-3	28,944	1,704	7,752	431		(47,426)	(2,755)	(10,730)	(620)
Class R-4	19,169	1,138	5,029	279		(39,890)	(2,342)	(15,692)	(925)
Class R-5E	6,749	398	912	51		(2,145)	(126)	5,516	323
Class R-5	11,222	635	1,597	90		(8,376)	(493)	4,443	232
Class R-6	114,843	6,791	29,350	1,645		(94,375)	(5,617)	49,818	2,819
Total net increase (decrease)	$2,291,432	134,008	$680,607	38,046		$(2,059,635)	(122,628)	$912,404	49,426

Refer to the end of the tables for footnotes.

48	American Funds Portfolio Series

Conservative Growth and Income Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$363,479	29,426	$173,113		14,307		$(417,648)	(33,854)	$118,944	9,879
Class C	35,218	2,870	17,473		1,452		(91,784)	(7,484)	(39,093)	(3,162)
Class T	—	—	—		—		—	—	—	—
Class F-1	13,916	1,129	2,632		217		(9,241)	(748)	7,307	598
Class F-2	102,478	8,267	20,425		1,685		(96,376)	(7,790)	26,527	2,162
Class F-3	17,743	1,441	4,017		332		(19,676)	(1,593)	2,084	180
Class 529-A	30,026	2,433	9,284		768		(32,194)	(2,605)	7,116	596
Class 529-C	3,836	313	787		65		(5,708)	(464)	(1,085)	(86)
Class 529-E	957	78	289		24		(1,261)	(102)	(15)	— †
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	6,438	520	1,672		138		(6,516)	(528)	1,594	130
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	756	61	100		8		(84)	(7)	772	62
Class ABLE-F-2	48	4	6		1		(19)	(2)	35	3
Class R-1	302	25	69		6		(51)	(4)	320	27
Class R-2	5,191	422	1,265		105		(4,960)	(403)	1,496	124
Class R-2E	282	23	29		2		(30)	(2)	281	23
Class R-3	5,771	470	1,362		113		(7,351)	(597)	(218)	(14)
Class R-4	4,590	371	988		82		(6,389)	(518)	(811)	(65)
Class R-5E	1,288	105	225		19		(1,145)	(93)	368	31
Class R-5	743	60	337		28		(1,693)	(139)	(613)	(51)
Class R-6	21,457	1,731	3,256		269		(8,367)	(677)	16,346	1,323
Total net increase (decrease)	$614,519	49,749	$237,329		19,621		$(710,493)	(57,610)	$141,355	11,760

Year ended October 31, 2022

Class A	$1,005,498	76,377	$251,837		19,026		$(734,234)	(56,632)	$523,101	38,771
Class C	114,993	8,750	27,985		2,107		(178,324)	(13,807)	(35,346)	(2,950)
Class T	—	—	—		—		—	—	—	—
Class F-1	20,976	1,613	3,822		288		(19,797)	(1,527)	5,001	374
Class F-2	258,438	19,847	28,003		2,121		(170,712)	(13,301)	115,729	8,667
Class F-3	52,048	3,946	5,317		404		(33,785)	(2,575)	23,580	1,775
Class 529-A	69,807	5,271	13,877		1,049		(62,431)	(4,784)	21,253	1,536
Class 529-C	8,515	648	1,281		96		(12,754)	(979)	(2,958)	(235)
Class 529-E	1,485	113	442		33		(1,733)	(132)	194	14
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	1		—	†	—	—	1	— †
Class 529-F-2	12,615	968	2,549		192		(12,766)	(978)	2,398	182
Class 529-F-3	—	—	1		—	†	—	—	1	— †
Class ABLE-A	1,048	80	111		8		(318)	(24)	841	64
Class ABLE-F-2	145	11	4		—	†	(1)	— †	148	11
Class R-1	628	48	100		8		(619)	(51)	109	5
Class R-2	10,065	771	1,840		139		(14,589)	(1,122)	(2,684)	(212)
Class R-2E	369	30	33		3		(231)	(18)	171	15
Class R-3	14,859	1,130	1,940		146		(11,374)	(871)	5,425	405
Class R-4	7,517	570	1,645		124		(7,528)	(585)	1,634	109
Class R-5E	3,414	262	311		24		(1,667)	(131)	2,058	155
Class R-5	5,013	368	527		40		(2,649)	(200)	2,891	208
Class R-6	29,213	2,213	4,378		331		(21,830)	(1,678)	11,761	866
Total net increase (decrease)	$1,616,646	123,016	$346,005		26,139		$(1,287,342)	(99,395)	$675,309	49,760

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	49

Tax-Aware Conservative Growth and Income Portfolio

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$209,096	14,606	$102,820	7,360	$(298,435)	(20,874)	$13,481	1,092
Class C	19,696	1,389	10,096	728	(47,874)	(3,377)	(18,082)	(1,260)
Class T	—	—	—	—	—	—	—	—
Class F-1	20,013	1,407	7,891	565	(28,832)	(2,015)	(928)	(43)
Class F-2	76,549	5,341	15,365	1,098	(66,130)	(4,627)	25,784	1,812
Class F-3	22,609	1,589	4,138	296	(19,543)	(1,370)	7,204	515
Total net increase (decrease)	$347,963	24,332	$140,310	10,047	$(460,814)	(32,263)	$27,459	2,116

Year ended October 31, 2022

Class A	$732,697	48,166	$90,169	5,956	$(483,988)	(32,988)	$338,878	21,134
Class C	66,666	4,384	7,931	522	(86,431)	(5,821)	(11,834)	(915)
Class T	—	—	—	—	—	—	—	—
Class F-1	65,567	4,206	7,469	491	(75,079)	(5,030)	(2,043)	(333)
Class F-2	179,351	11,866	13,627	900	(130,281)	(8,876)	62,697	3,890
Class F-3	58,930	3,914	3,270	218	(27,698)	(1,874)	34,502	2,258
Total net increase (decrease)	$1,103,211	72,536	$122,466	8,087	$(803,477)	(54,589)	$422,200	26,034

Refer to the end of the tables for footnotes.

50	American Funds Portfolio Series

Preservation Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$182,056	19,361	$24,023		2,557		$(331,883)	(35,300)	$(125,804)	(13,382)
Class C	5,599	597	1,105		118		(22,712)	(2,422)	(16,008)	(1,707)
Class T	—	—	—		—		—	—	—	—
Class F-1	1,640	174	430		46		(7,393)	(787)	(5,323)	(567)
Class F-2	60,684	6,456	4,581		488		(122,552)	(13,031)	(57,287)	(6,087)
Class F-3	12,813	1,363	1,012		108		(18,001)	(1,917)	(4,176)	(446)
Class 529-A	22,728	2,415	2,665		284		(30,941)	(3,291)	(5,548)	(592)
Class 529-C	2,018	215	124		13		(3,565)	(380)	(1,423)	(152)
Class 529-E	882	94	64		6		(1,004)	(107)	(58)	(7)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	6,935	736	643		68		(7,424)	(789)	154	15
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	287	30	15		2		(103)	(11)	199	21
Class ABLE-F-2	44	5	2		—	†	—	—	46	5
Class R-1	264	28	8		1		(88)	(9)	184	20
Class R-2	2,940	316	211		23		(2,913)	(313)	238	26
Class R-2E	251	27	8		1		(72)	(8)	187	20
Class R-3	4,060	431	388		42		(5,784)	(616)	(1,336)	(143)
Class R-4	549	58	180		19		(2,044)	(217)	(1,315)	(140)
Class R-5E	302	32	51		5		(838)	(89)	(485)	(52)
Class R-5	297	32	97		10		(1,121)	(118)	(727)	(76)
Class R-6	7,667	813	569		61		(6,361)	(672)	1,875	202
Total net increase (decrease)	$312,016	33,183	$36,176		3,852		$(564,799)	(60,077)	$(216,607)	(23,042)

Year ended October 31, 2022

Class A	$649,055	65,972	$29,873		3,062		$(749,538)	(76,453)	$(70,610)	(7,419)
Class C	28,549	2,915	1,196		122		(57,052)	(5,820)	(27,307)	(2,783)
Class T	—	—	—		—		—	—	—	—
Class F-1	7,108	728	630		64		(24,386)	(2,464)	(16,648)	(1,672)
Class F-2	380,087	38,657	7,343		752		(458,377)	(46,975)	(70,947)	(7,566)
Class F-3	40,791	4,141	1,462		150		(45,587)	(4,689)	(3,334)	(398)
Class 529-A	53,599	5,453	3,313		339		(71,209)	(7,261)	(14,297)	(1,469)
Class 529-C	4,981	508	134		14		(8,774)	(895)	(3,659)	(373)
Class 529-E	1,159	118	80		8		(2,582)	(262)	(1,343)	(136)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	14,720	1,492	817		84		(16,050)	(1,631)	(513)	(55)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	398	40	14		2		(224)	(23)	188	19
Class ABLE-F-2	(33)	(3)	1		—	†	(1)	— †	(33)	(3)
Class R-1	172	18	7		1		(110)	(12)	69	7
Class R-2	6,661	684	195		20		(5,933)	(612)	923	92
Class R-2E	1,099	109	8		1		(1,183)	(118)	(76)	(8)
Class R-3	11,987	1,228	401		41		(10,080)	(1,025)	2,308	244
Class R-4	2,479	253	236		24		(4,111)	(419)	(1,396)	(142)
Class R-5E	1,630	168	64		7		(1,109)	(113)	585	62
Class R-5	4,532	448	123		13		(3,634)	(365)	1,021	96
Class R-6	11,587	1,183	719		73		(20,114)	(2,030)	(7,808)	(774)
Total net increase (decrease)	$1,220,561	124,112	$46,616		4,777		$(1,480,054)	(151,167)	$(212,877)	(22,278)

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	51

Tax-Exempt Preservation Portfolio

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$75,323	7,974	$3,709	391	$(125,215)	(13,237)	$(46,183)	(4,872)
Class C	2,398	255	119	13	(5,422)	(573)	(2,905)	(305)
Class T	—	—	—	—	—	—	—	—
Class F-1	540	57	26	3	(459)	(48)	107	12
Class F-2	17,011	1,802	871	92	(29,529)	(3,124)	(11,647)	(1,230)
Class F-3	2,534	268	98	10	(8,450)	(895)	(5,818)	(617)
Total net increase (decrease)	$97,806	10,356	$4,823	509	$(169,075)	(17,877)	$(66,446)	(7,012)

Year ended October 31, 2022

Class A	$184,768	19,174	$5,689	591	$(217,800)	(22,703)	$(27,343)	(2,938)
Class C	2,719	281	139	14	(12,187)	(1,269)	(9,329)	(974)
Class T	—	—	—	—	—	—	—	—
Class F-1	958	97	55	5	(4,797)	(499)	(3,784)	(397)
Class F-2	57,048	5,963	1,666	173	(121,899)	(12,646)	(63,185)	(6,510)
Class F-3	11,222	1,160	355	37	(37,508)	(3,851)	(25,931)	(2,654)
Total net increase (decrease)	$256,715	26,675	$7,904	820	$(394,191)	(40,968)	$(129,572)	(13,473)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

52	American Funds Portfolio Series

Financial highlights

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2023[6,7]	$17.43	$.12	$2.10	$2.22	$(.14)	$(1.19)	$(1.33)	$18.32	13.59%[8]	$2,728		.38%[9]		.38%[9]		.82%[9]		1.36%[9]
10/31/2022	25.43	.12	(7.31)	(7.19)	(.10)	(.71)	(.81)	17.43	(29.17)	2,449		.36		.36		.80		.57
10/31/2021	18.70	.06	6.84	6.90	(.06)	(.11)	(.17)	25.43	37.07	3,473		.37		.37		.80		.25
10/31/2020	17.19	.14	2.24	2.38	(.16)	(.71)	(.87)	18.70	14.09	2,294		.38		.38		.82		.83
10/31/2019	16.01	.17	1.82	1.99	(.16)	(.65)	(.81)	17.19	13.55	2,042		.40		.40		.83		1.04
10/31/2018	17.37	.11	(.42)	(.31)	(.12)	(.93)	(1.05)	16.01	(2.09)	1,737		.39		.39		.83		.63
Class C:
4/30/2023[6,7]	16.92	.05	2.06	2.11	—	(1.19)	(1.19)	17.84	13.27 [8]	348		1.13	[9]	1.13	[9]	1.57	[9]	.62	[9]
10/31/2022	24.81	(.03)	(7.15)	(7.18)	—	(.71)	(.71)	16.92	(29.77)	328		1.12		1.12		1.56		(.17)
10/31/2021	18.33	(.11)	6.70	6.59	—	(.11)	(.11)	24.81	36.07	522		1.10		1.10		1.53		(.47)
10/31/2020	16.87	.02	2.18	2.20	(.03)	(.71)	(.74)	18.33	13.25	402		1.13		1.13		1.57		.10
10/31/2019	15.71	.05	1.81	1.86	(.05)	(.65)	(.70)	16.87	12.74	384		1.15		1.15		1.58		.31
10/31/2018	17.08	(.02)	(.42)	(.44)	— [10]	(.93)	(.93)	15.71	(2.85)	350		1.12		1.12		1.56		(.11)
Class T:
4/30/2023[6,7]	17.47	.16	2.10	2.26	(.19)	(1.19)	(1.38)	18.35	13.83 [8,11]	—	[12]	.05	[9,11]	.05	[9,11]	.49	[9,11]	1.76	[9,11]
10/31/2022	25.49	.17	(7.32)	(7.15)	(.16)	(.71)	(.87)	17.47	(29.02)[11]	—	[12]	.11	[11]	.11	[11]	.55	[11]	.84	[11]
10/31/2021	18.74	.12	6.84	6.96	(.10)	(.11)	(.21)	25.49	37.36 [11]	—	[12]	.13	[11]	.13	[11]	.56	[11]	.50	[11]
10/31/2020	17.22	.19	2.24	2.43	(.20)	(.71)	(.91)	18.74	14.39 [11]	—	[12]	.14	[11]	.14	[11]	.58	[11]	1.11	[11]
10/31/2019	16.04	.22	1.82	2.04	(.21)	(.65)	(.86)	17.22	13.87 [11]	—	[12]	.15	[11]	.15	[11]	.58	[11]	1.35	[11]
10/31/2018	17.40	.17	(.45)	(.28)	(.15)	(.93)	(1.08)	16.04	(1.86)[11]	—	[12]	.10	[11]	.10	[11]	.54	[11]	.99	[11]
Class F-1:
4/30/2023[6,7]	17.45	.12	2.11	2.23	(.13)	(1.19)	(1.32)	18.36	13.63 [8]	51		.38	[9]	.38	[9]	.82	[9]	1.37	[9]
10/31/2022	25.47	.12	(7.34)	(7.22)	(.09)	(.71)	(.80)	17.45	(29.23)	49		.39		.39		.83		.58
10/31/2021	18.73	.08	6.83	6.91	(.06)	(.11)	(.17)	25.47	37.05	78		.38		.38		.81		.34
10/31/2020	17.21	.14	2.25	2.39	(.16)	(.71)	(.87)	18.73	14.14	90		.38		.38		.82		.83
10/31/2019	16.02	.17	1.83	2.00	(.16)	(.65)	(.81)	17.21	13.59	82		.40		.40		.83		1.07
10/31/2018	17.39	.11	(.44)	(.33)	(.11)	(.93)	(1.04)	16.02	(2.15)	75		.38		.38		.82		.61
Class F-2:
4/30/2023[6,7]	17.52	.15	2.11	2.26	(.18)	(1.19)	(1.37)	18.41	13.81 [8]	520		.12	[9]	.12	[9]	.56	[9]	1.64	[9]
10/31/2022	25.58	.18	(7.37)	(7.19)	(.16)	(.71)	(.87)	17.52	(29.06)	485		.12		.12		.56		.85
10/31/2021	18.79	.12	6.88	7.00	(.10)	(.11)	(.21)	25.58	37.50	795		.11		.11		.54		.49
10/31/2020	17.27	.19	2.24	2.43	(.20)	(.71)	(.91)	18.79	14.36	464		.12		.12		.56		1.10
10/31/2019	16.08	.22	1.83	2.05	(.21)	(.65)	(.86)	17.27	13.89	422		.14		.14		.57		1.34
10/31/2018	17.44	.14	(.42)	(.28)	(.15)	(.93)	(1.08)	16.08	(1.88)	395		.13		.13		.57		.84
Class F-3:
4/30/2023[6,7]	17.50	.16	2.11	2.27	(.21)	(1.19)	(1.40)	18.37	13.88 [8]	214		.01	[9]	.01	[9]	.45	[9]	1.74	[9]
10/31/2022	25.54	.18	(7.32)	(7.14)	(.19)	(.71)	(.90)	17.50	(28.96)	197		.01		.01		.45		.90
10/31/2021	18.76	.14	6.87	7.01	(.12)	(.11)	(.23)	25.54	37.62	254		.01		.01		.44		.58
10/31/2020	17.24	.17	2.28	2.45	(.22)	(.71)	(.93)	18.76	14.51	142		.02		.02		.46		.98
10/31/2019	16.06	.23	1.83	2.06	(.23)	(.65)	(.88)	17.24	13.98	74		.02		.02		.45		1.41
10/31/2018	17.41	.13	(.39)	(.26)	(.16)	(.93)	(1.09)	16.06	(1.74)	62		.02		.02		.46		.75

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	53

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2023[6,7]	$17.38	$.12	$2.10	$2.22	$(.13)	$(1.19)	$(1.32)	$18.28	13.66%[8]	$606		.42%[9]		.42%[9]		.86%[9]		1.30%[9]
10/31/2022	25.38	.11	(7.30)	(7.19)	(.10)	(.71)	(.81)	17.38	(29.24)	523		.40		.40		.84		.52
10/31/2021	18.66	.05	6.84	6.89	(.06)	(.11)	(.17)	25.38	37.08	699		.40		.40		.83		.22
10/31/2020	17.16	.13	2.23	2.36	(.15)	(.71)	(.86)	18.66	14.03	449		.42		.42		.86		.75
10/31/2019	15.98	.16	1.83	1.99	(.16)	(.65)	(.81)	17.16	13.56	346		.44		.44		.87		.99
10/31/2018	17.35	.10	(.43)	(.33)	(.11)	(.93)	(1.04)	15.98	(2.17)	279		.41		.41		.85		.60
Class 529-C:
4/30/2023[6,7]	16.92	.05	2.04	2.09	—	(1.19)	(1.19)	17.82	13.15 [8]	35		1.19	[9]	1.19	[9]	1.63	[9]	.54	[9]
10/31/2022	24.80	(.04)	(7.13)	(7.17)	—	(.71)	(.71)	16.92	(29.74)	34		1.16		1.16		1.60		(.20)
10/31/2021	18.33	(.12)	6.70	6.58	—	(.11)	(.11)	24.80	36.02	59		1.15		1.15		1.58		(.52)
10/31/2020	16.87	.03	2.16	2.19	(.02)	(.71)	(.73)	18.33	13.17	47		1.19		1.19		1.63		.19
10/31/2019	15.71	.04	1.80	1.84	(.03)	(.65)	(.68)	16.87	12.64	79		1.21		1.21		1.64		.27
10/31/2018	17.08	(.03)	(.41)	(.44)	—	(.93)	(.93)	15.71	(2.87)	74		1.18		1.18		1.62		(.16)
Class 529-E:
4/30/2023[6,7]	17.26	.10	2.08	2.18	(.09)	(1.19)	(1.28)	18.16	13.47 [8]	19		.64	[9]	.64	[9]	1.08	[9]	1.08	[9]
10/31/2022	25.20	.06	(7.25)	(7.19)	(.04)	(.71)	(.75)	17.26	(29.37)	16		.63		.63		1.07		.30
10/31/2021	18.54	— [10]	6.78	6.78	(.01)	(.11)	(.12)	25.20	36.73	22		.62		.62		1.05		—	[13]
10/31/2020	17.06	.10	2.21	2.31	(.12)	(.71)	(.83)	18.54	13.78	15		.63		.63		1.07		.58
10/31/2019	15.89	.13	1.82	1.95	(.13)	(.65)	(.78)	17.06	13.30	13		.65		.65		1.08		.80
10/31/2018	17.25	.06	(.41)	(.35)	(.08)	(.93)	(1.01)	15.89	(2.33)	11		.64		.64		1.08		.35
Class 529-T:
4/30/2023[6,7]	17.46	.14	2.11	2.25	(.18)	(1.19)	(1.37)	18.34	13.77 [8,11]	—	[12]	.13	[9,11]	.13	[9,11]	.57	[9,11]	1.60	[9,11]
10/31/2022	25.48	.16	(7.32)	(7.16)	(.15)	(.71)	(.86)	17.46	(29.07)[11]	—	[12]	.16	[11]	.16	[11]	.60	[11]	.78	[11]
10/31/2021	18.73	.10	6.85	6.95	(.09)	(.11)	(.20)	25.48	37.32 [11]	—	[12]	.18	[11]	.18	[11]	.61	[11]	.44	[11]
10/31/2020	17.21	.18	2.24	2.42	(.19)	(.71)	(.90)	18.73	14.36 [11]	—	[12]	.19	[11]	.19	[11]	.63	[11]	1.02	[11]
10/31/2019	16.03	.21	1.82	2.03	(.20)	(.65)	(.85)	17.21	13.80 [11]	—	[12]	.19	[11]	.19	[11]	.62	[11]	1.27	[11]
10/31/2018	17.39	.15	(.44)	(.29)	(.14)	(.93)	(1.07)	16.03	(1.92)[11]	—	[12]	.17	[11]	.17	[11]	.61	[11]	.89	[11]
Class 529-F-1:
4/30/2023[6,7]	17.46	.14	2.10	2.24	(.17)	(1.19)	(1.36)	18.34	13.73 [8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.63	[9,11]	1.54	[9,11]
10/31/2022	25.48	.15	(7.32)	(7.17)	(.14)	(.71)	(.85)	17.46	(29.07)[11]	—	[12]	.20	[11]	.20	[11]	.64	[11]	.73	[11]
10/31/2021	18.75	.10	6.86	6.96	(.12)	(.11)	(.23)	25.48	37.32 [11]	—	[12]	.19	[11]	.19	[11]	.62	[11]	.43	[11]
10/31/2020	17.23	.17	2.25	2.42	(.19)	(.71)	(.90)	18.75	14.35 [11]	—	[12]	.18	[11]	.18	[11]	.62	[11]	.97	[11]
10/31/2019	16.06	.19	1.83	2.02	(.20)	(.65)	(.85)	17.23	13.75	40		.20		.20		.63		1.18
10/31/2018	17.41	.14	(.42)	(.28)	(.14)	(.93)	(1.07)	16.06	(1.87)	29		.18		.18		.62		.79
Class 529-F-2:
4/30/2023[6,7]	17.43	.14	2.11	2.25	(.18)	(1.19)	(1.37)	18.31	13.86 [8]	110		.08	[9]	.08	[9]	.52	[9]	1.62	[9]
10/31/2022	25.44	.15	(7.30)	(7.15)	(.15)	(.71)	(.86)	17.43	(29.05)	91		.13		.13		.57		.76
10/31/2021	18.70	.10	6.85	6.95	(.10)	(.11)	(.21)	25.44	37.36	106		.17		.17		.60		.43
10/31/2020[7,14]	18.70	—	—	—	—	—	—	18.70	—	56		—		—		—		—

Refer to the end of the tables for footnotes.

54	American Funds Portfolio Series

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
4/30/2023[6,7]	$17.43	$.15	$2.09	$2.24	$(.19)	$(1.19)	$(1.38)	$18.29	13.79%[8]	$—	[12]	.08%[9]		.08%[9]		.52%[9]		1.65%[9]
10/31/2022	25.44	.17	(7.30)	(7.13)	(.17)	(.71)	(.88)	17.43	(29.00)	—	[12]	.08		.08		.52		.86
10/31/2021	18.70	.19	6.78	6.97	(.12)	(.11)	(.23)	25.44	37.51	—	[12]	.11		.07		.50		.79
10/31/2020[7,14]	18.70	—	—	—	—	—	—	18.70	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2023[6,7]	17.35	.12	2.11	2.23	(.16)	(1.19)	(1.35)	18.23	13.74 [8]	3		.31	[9]	.24	[9]	.68	[9]	1.41 [9]
10/31/2022	25.34	.12	(7.26)	(7.14)	(.14)	(.71)	(.85)	17.35	(29.13)	2		.30		.24		.68		.62
10/31/2021	18.60	.09	6.83	6.92	(.07)	(.11)	(.18)	25.34	37.37	2		.24		.18		.61		.40
10/31/2020	17.12	.11	2.26	2.37	(.18)	(.71)	(.89)	18.60	14.11	1		.42		.35		.79		.63
10/31/2019	16.00	.09	1.90	1.99	(.22)	(.65)	(.87)	17.12	13.57	1		.43		.36		.79		.56
10/31/2018[7,15]	17.48	.01	(1.49)	(1.48)	—	—	—	16.00	(8.47)[8,11]	—	[12]	.08	[8,11]	.06	[8,11]	.50	[8,11]	.04 [8,11]
Class ABLE-F-2:
4/30/2023[6,7]	17.44	.13	2.12	2.25	(.19)	(1.19)	(1.38)	18.31	13.81 [8]	—	[12]	.14	[9]	.07	[9]	.51	[9]	1.46 [9]
10/31/2022	25.44	.14	(7.26)	(7.12)	(.17)	(.71)	(.88)	17.44	(28.96)	—	[12]	.12		.06		.50		.70
10/31/2021	18.70	.10	6.87	6.97	(.12)	(.11)	(.23)	25.44	37.51	—	[12]	.12		.05		.48		.40
10/31/2020[7,14]	18.70	—	—	—	—	—	—	18.70	—	—	[12]	—		—		—		—
Class R-1:
4/30/2023[6,7]	17.04	.06	2.08	2.14	—	(1.19)	(1.19)	17.99	13.36 [8]	4		.97	[9]	.97	[9]	1.41	[9]	.73 [9]
10/31/2022	24.95	(.01)	(7.19)	(7.20)	—	(.71)	(.71)	17.04	(29.68)	4		1.02		1.02		1.46		(.07)
10/31/2021	18.42	(.09)	6.73	6.64	—	(.11)	(.11)	24.95	36.17	6		1.02		1.02		1.45		(.38)
10/31/2020	16.95	.03	2.20	2.23	(.05)	(.71)	(.76)	18.42	13.37	5		1.06		1.06		1.50		.16
10/31/2019	15.78	.05	1.82	1.87	(.05)	(.65)	(.70)	16.95	12.74	5		1.10		1.10		1.53		.32
10/31/2018	17.16	(.02)	(.41)	(.43)	(.02)	(.93)	(.95)	15.78	(2.78)	5		1.10		1.10		1.54		(.10)
Class R-2:
4/30/2023[6,7]	16.87	.05	2.05	2.10	—	(1.19)	(1.19)	17.78	13.25 [8]	102		1.11	[9]	1.11	[9]	1.55	[9]	.64 [9]
10/31/2022	24.72	(.03)	(7.11)	(7.14)	—	(.71)	(.71)	16.87	(29.71)	92		1.10		1.10		1.54		(.16)
10/31/2021	18.26	(.11)	6.68	6.57	—	(.11)	(.11)	24.72	36.10	134		1.10		1.10		1.53		(.47)
10/31/2020	16.82	.02	2.18	2.20	(.05)	(.71)	(.76)	18.26	13.27	98		1.11		1.11		1.55		.11
10/31/2019	15.67	.05	1.80	1.85	(.05)	(.65)	(.70)	16.82	12.72	89		1.12		1.12		1.55		.33
10/31/2018	17.03	(.01)	(.42)	(.43)	— [10]	(.93)	(.93)	15.67	(2.79)	74		1.11		1.11		1.55		(.08)
Class R-2E:
4/30/2023[6,7]	17.17	.08	2.08	2.16	(.06)	(1.19)	(1.25)	18.08	13.39 [8]	6		.82	[9]	.82	[9]	1.26	[9]	.87 [9]
10/31/2022	25.09	.02	(7.22)	(7.20)	(.01)	(.71)	(.72)	17.17	(29.52)	5		.82		.82		1.26		.10
10/31/2021	18.48	(.03)	6.75	6.72	—	(.11)	(.11)	25.09	36.49	7		.82		.82		1.25		(.15)
10/31/2020	16.99	.06	2.21	2.27	(.07)	(.71)	(.78)	18.48	13.57	6		.82		.82		1.26		.33
10/31/2019	15.86	.10	1.82	1.92	(.14)	(.65)	(.79)	16.99	13.13	5		.83		.83		1.26		.60
10/31/2018	17.24	.02	(.41)	(.39)	(.06)	(.93)	(.99)	15.86	(2.55)	4		.82		.82		1.26		.10

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	55

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/2023[6,7]	$17.25	$.09	$2.08	$2.17	$(.08)	$(1.19)	$(1.27)	$18.15	13.46%[8]	$80	.65%[9]		.65%[9]		1.09%[9]		1.05%[9]
10/31/2022	25.19	.06	(7.25)	(7.19)	(.04)	(.71)	(.75)	17.25	(29.40)	68	.65		.65		1.09		.28
10/31/2021	18.53	(.01)	6.79	6.78	(.01)	(.11)	(.12)	25.19	36.73	94	.65		.65		1.08		(.03)
10/31/2020	17.05	.09	2.21	2.30	(.11)	(.71)	(.82)	18.53	13.72	62	.67		.67		1.11		.51
10/31/2019	15.88	.12	1.82	1.94	(.12)	(.65)	(.77)	17.05	13.28	52	.67		.67		1.10		.76
10/31/2018	17.24	.06	(.42)	(.36)	(.07)	(.93)	(1.00)	15.88	(2.37)	45	.67		.67		1.11		.33
Class R-4:
4/30/2023[6,7]	17.39	.12	2.10	2.22	(.14)	(1.19)	(1.33)	18.28	13.68 [8]	43	.34	[9]	.34	[9]	.78	[9]	1.39	[9]
10/31/2022	25.39	.12	(7.30)	(7.18)	(.11)	(.71)	(.82)	17.39	(29.20)	38	.33		.33		.77		.58
10/31/2021	18.67	.06	6.84	6.90	(.07)	(.11)	(.18)	25.39	37.12	49	.34		.34		.77		.27
10/31/2020	17.17	.15	2.23	2.38	(.17)	(.71)	(.88)	18.67	14.13	32	.35		.35		.79		.89
10/31/2019	15.99	.17	1.83	2.00	(.17)	(.65)	(.82)	17.17	13.59	24	.37		.37		.80		1.05
10/31/2018	17.34	.11	(.42)	(.31)	(.11)	(.93)	(1.04)	15.99	(2.05)	22	.37		.37		.81		.62
Class R-5E:
4/30/2023[6,7]	17.40	.13	2.11	2.24	(.18)	(1.19)	(1.37)	18.27	13.78 [8]	22	.16	[9]	.16	[9]	.60	[9]	1.44	[9]
10/31/2022	25.40	.14	(7.27)	(7.13)	(.16)	(.71)	(.87)	17.40	(29.05)	17	.16		.16		.60		.72
10/31/2021	18.67	.10	6.84	6.94	(.10)	(.11)	(.21)	25.40	37.39	18	.15		.15		.58		.44
10/31/2020	17.17	.16	2.25	2.41	(.20)	(.71)	(.91)	18.67	14.31	9	.16		.16		.60		.91
10/31/2019	16.00	.17	1.86	2.03	(.21)	(.65)	(.86)	17.17	13.89	6	.16		.16		.59		1.02
10/31/2018	17.37	.06	(.34)	(.28)	(.16)	(.93)	(1.09)	16.00	(1.90)	3	.17		.17		.61		.33
Class R-5:
4/30/2023[6,7]	17.63	.15	2.12	2.27	(.19)	(1.19)	(1.38)	18.52	13.82 [8]	14	.06	[9]	.06	[9]	.50	[9]	1.65	[9]
10/31/2022	25.72	.18	(7.39)	(7.21)	(.17)	(.71)	(.88)	17.63	(28.99)	12	.06		.06		.50		.86
10/31/2021	18.90	.13	6.91	7.04	(.11)	(.11)	(.22)	25.72	37.49	17	.06		.06		.49		.55
10/31/2020	17.36	.20	2.26	2.46	(.21)	(.71)	(.92)	18.90	14.47	11	.07		.07		.51		1.14
10/31/2019	16.16	.23	1.84	2.07	(.22)	(.65)	(.87)	17.36	13.94	9	.08		.08		.51		1.38
10/31/2018	17.52	.17	(.44)	(.27)	(.16)	(.93)	(1.09)	16.16	(1.83)	8	.08		.08		.52		.99
Class R-6:
4/30/2023[6,7]	17.68	.15	2.14	2.29	(.21)	(1.19)	(1.40)	18.57	13.85 [8]	123	.01	[9]	.01	[9]	.45	[9]	1.70	[9]
10/31/2022	25.79	.19	(7.40)	(7.21)	(.19)	(.71)	(.90)	17.68	(28.95)	106	.01		.01		.45		.92
10/31/2021	18.94	.14	6.94	7.08	(.12)	(.11)	(.23)	25.79	37.63	146	.01		.01		.44		.60
10/31/2020	17.40	.21	2.26	2.47	(.22)	(.71)	(.93)	18.94	14.49	91	.02		.02		.46		1.18
10/31/2019	16.20	.22	1.85	2.07	(.22)	(.65)	(.87)	17.40	13.98	79	.03		.03		.46		1.36
10/31/2018	17.55	.17	(.43)	(.26)	(.16)	(.93)	(1.09)	16.20	(1.73)	56	.02		.02		.46		.99

Refer to the end of the tables for footnotes.

56	American Funds Portfolio Series

Financial highlights (continued)

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2023[6,7]	$19.25	$.08	$1.82	$1.90	$(.06)	$(1.69)	$(1.75)	$19.40	10.95%[8]		$8,276		.37%[9]		.37%[9]		.75%[9]		.80%[9]
10/31/2022	27.69	.04	(7.57)	(7.53)	(.01)	(.90)	(.91)	19.25	(28.11)		7,384		.36		.36		.73		.16
10/31/2021	20.30	.06	8.12	8.18	(.10)	(.69)	(.79)	27.69	41.12		9,462		.36		.36		.73		.25
10/31/2020	18.76	.14	2.50	2.64	(.16)	(.94)	(1.10)	20.30	14.43		6,049		.38		.38		.74		.71
10/31/2019	17.89	.16	1.70	1.86	(.16)	(.83)	(.99)	18.76	11.42		4,894		.40		.40		.78		.87
10/31/2018	18.13	.12	.26	.38	(.13)	(.49)	(.62)	17.89	2.02		3,973		.36		.36		.74		.65
Class C:
4/30/2023[6,7]	18.60	.01	1.76	1.77	—	(1.69)	(1.69)	18.68	10.56	[8]	1,066		1.12	[9]	1.12	[9]	1.50	[9]	.06	[9]
10/31/2022	26.98	(.12)	(7.36)	(7.48)	—	(.90)	(.90)	18.60	(28.67)		1,011		1.11		1.11		1.48		(.58)
10/31/2021	19.86	(.12)	7.93	7.81	—	(.69)	(.69)	26.98	40.02		1,483		1.10		1.10		1.47		(.47)
10/31/2020	18.38	— [10]	2.45	2.45	(.03)	(.94)	(.97)	19.86	13.62		1,099		1.12		1.12		1.48		—	[13]
10/31/2019	17.54	.03	1.67	1.70	(.03)	(.83)	(.86)	18.38	10.55		990		1.14		1.14		1.52		.14
10/31/2018	17.78	(.02)	.27	.25	— [10]	(.49)	(.49)	17.54	1.34		858		1.12		1.12		1.50		(.09)
Class T:
4/30/2023[6,7]	19.30	.11	1.82	1.93	(.11)	(1.69)	(1.80)	19.43	11.14	[8,11]	—	[12]	.05	[9,11]	.05	[9,11]	.43	[9,11]	1.19	[9,11]
10/31/2022	27.74	.10	(7.58)	(7.48)	(.06)	(.90)	(.96)	19.30	(27.91)[11]		—	[12]	.10	[11]	.10	[11]	.47	[11]	.44	[11]
10/31/2021	20.34	.13	8.11	8.24	(.15)	(.69)	(.84)	27.74	41.37	[11]	—	[12]	.13	[11]	.13	[11]	.50	[11]	.50	[11]
10/31/2020	18.78	.20	2.51	2.71	(.21)	(.94)	(1.15)	20.34	14.79	[11]	—	[12]	.13	[11]	.13	[11]	.49	[11]	1.03	[11]
10/31/2019	17.92	.21	1.68	1.89	(.20)	(.83)	(1.03)	18.78	11.66	[11]	—	[12]	.14	[11]	.14	[11]	.52	[11]	1.19	[11]
10/31/2018	18.15	.18	.25	.43	(.17)	(.49)	(.66)	17.92	2.30	[11]	—	[12]	.10	[11]	.10	[11]	.48	[11]	.96	[11]
Class F-1:
4/30/2023[6,7]	19.25	.08	1.82	1.90	(.05)	(1.69)	(1.74)	19.41	10.92	[8]	91		.38	[9]	.38	[9]	.76	[9]	.80	[9]
10/31/2022	27.68	.03	(7.56)	(7.53)	—	(.90)	(.90)	19.25	(28.11)		95		.38		.38		.75		.15
10/31/2021	20.30	.08	8.09	8.17	(.10)	(.69)	(.79)	27.68	41.05		127		.37		.37		.74		.31
10/31/2020	18.75	.14	2.51	2.65	(.16)	(.94)	(1.10)	20.30	14.48		115		.38		.38		.74		.73
10/31/2019	17.88	.16	1.70	1.86	(.16)	(.83)	(.99)	18.75	11.40		101		.39		.39		.77		.92
10/31/2018	18.11	.12	.26	.38	(.12)	(.49)	(.61)	17.88	2.03		92		.38		.38		.76		.65
Class F-2:
4/30/2023[6,7]	19.38	.10	1.83	1.93	(.11)	(1.69)	(1.80)	19.51	11.07	[8]	1,024		.12	[9]	.12	[9]	.50	[9]	1.07	[9]
10/31/2022	27.86	.09	(7.60)	(7.51)	(.07)	(.90)	(.97)	19.38	(27.92)		967		.12		.12		.49		.41
10/31/2021	20.42	.12	8.16	8.28	(.15)	(.69)	(.84)	27.86	41.43		1,287		.11		.11		.48		.49
10/31/2020	18.86	.18	2.53	2.71	(.21)	(.94)	(1.15)	20.42	14.74		779		.12		.12		.48		.96
10/31/2019	17.98	.20	1.71	1.91	(.20)	(.83)	(1.03)	18.86	11.73		614		.12		.12		.50		1.12
10/31/2018	18.21	.16	.26	.42	(.16)	(.49)	(.65)	17.98	2.27		474		.12		.12		.50		.84
Class F-3:
4/30/2023[6,7]	19.35	.12	1.81	1.93	(.13)	(1.69)	(1.82)	19.46	11.12	[8]	228		.01	[9]	.01	[9]	.39	[9]	1.23	[9]
10/31/2022	27.81	.11	(7.58)	(7.47)	(.09)	(.90)	(.99)	19.35	(27.84)		237		.01		.01		.38		.51
10/31/2021	20.38	.14	8.15	8.29	(.17)	(.69)	(.86)	27.81	41.58		290		.01		.01		.38		.55
10/31/2020	18.82	.20	2.53	2.73	(.23)	(.94)	(1.17)	20.38	14.89		161		.01		.01		.37		1.06
10/31/2019	17.95	.21	1.71	1.92	(.22)	(.83)	(1.05)	18.82	11.81		125		.02		.02		.40		1.16
10/31/2018	18.17	.15	.30	.45	(.18)	(.49)	(.67)	17.95	2.42		78		.02		.02		.40		.78

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	57

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2023[6,7]	$19.21	$.07	$1.81	$1.88	$(.05)	$(1.69)	$(1.74)	$19.35	10.87%[8]		$1,836		.42%[9]		.42%[9]		.80%[9]		.75%[9]
10/31/2022	27.63	.03	(7.55)	(7.52)	— [10]	(.90)	(.90)	19.21	(28.12)		1,604		.40		.40		.77		.12
10/31/2021	20.26	.05	8.11	8.16	(.10)	(.69)	(.79)	27.63	41.07		2,002		.39		.39		.76		.21
10/31/2020	18.73	.12	2.51	2.63	(.16)	(.94)	(1.10)	20.26	14.37		1,253		.42		.42		.78		.64
10/31/2019	17.87	.15	1.69	1.84	(.15)	(.83)	(.98)	18.73	11.33		912		.44		.44		.82		.82
10/31/2018	18.11	.11	.26	.37	(.12)	(.49)	(.61)	17.87	2.00		712		.41		.41		.79		.60
Class 529-C:
4/30/2023[6,7]	18.57	— [10]	1.76	1.76	—	(1.69)	(1.69)	18.64	10.52	[8]	103		1.19	[9]	1.19	[9]	1.57	[9]	(.01)[9]
10/31/2022	26.94	(.13)	(7.34)	(7.47)	—	(.90)	(.90)	18.57	(28.67)		101		1.16		1.16		1.53		(.62)
10/31/2021	19.84	(.12)	7.91	7.79	—	(.69)	(.69)	26.94	39.96		156		1.14		1.14		1.51		(.51)
10/31/2020	18.36	.02	2.41	2.43	(.01)	(.94)	(.95)	19.84	13.53		127		1.18		1.18		1.54		.08
10/31/2019	17.51	.02	1.67	1.69	(.01)	(.83)	(.84)	18.36	10.51		196		1.19		1.19		1.57		.11
10/31/2018	17.77	(.03)	.26	.23	—	(.49)	(.49)	17.51	1.22		182		1.18		1.18		1.56		(.15)
Class 529-E:
4/30/2023[6,7]	18.99	.05	1.80	1.85	(.01)	(1.69)	(1.70)	19.14	10.81	[8]	68		.63	[9]	.63	[9]	1.01	[9]	.53	[9]
10/31/2022	27.39	(.02)	(7.48)	(7.50)	—	(.90)	(.90)	18.99	(28.30)		59		.61		.61		.98		(.09)
10/31/2021	20.10	(.01)	8.04	8.03	(.05)	(.69)	(.74)	27.39	40.74		74		.61		.61		.98		(.02)
10/31/2020	18.59	.09	2.48	2.57	(.12)	(.94)	(1.06)	20.10	14.16		46		.63		.63		.99		.48
10/31/2019	17.73	.11	1.69	1.80	(.11)	(.83)	(.94)	18.59	11.15		39		.64		.64		1.02		.63
10/31/2018	17.98	.07	.25	.32	(.08)	(.49)	(.57)	17.73	1.73		31		.63		.63		1.01		.38
Class 529-T:
4/30/2023[6,7]	19.29	.10	1.82	1.92	(.10)	(1.69)	(1.79)	19.42	11.08	[8,11]	—	[12]	.13	[9,11]	.13	[9,11]	.51	[9,11]	1.04	[9,11]
10/31/2022	27.73	.08	(7.57)	(7.49)	(.05)	(.90)	(.95)	19.29	(27.96)[11]		—	[12]	.15	[11]	.15	[11]	.52	[11]	.38	[11]
10/31/2021	20.33	.11	8.12	8.23	(.14)	(.69)	(.83)	27.73	41.33	[11]	—	[12]	.17	[11]	.17	[11]	.54	[11]	.44	[11]
10/31/2020	18.78	.18	2.51	2.69	(.20)	(.94)	(1.14)	20.33	14.69	[11]	—	[12]	.18	[11]	.18	[11]	.54	[11]	.94	[11]
10/31/2019	17.91	.20	1.69	1.89	(.19)	(.83)	(1.02)	18.78	11.64	[11]	—	[12]	.18	[11]	.18	[11]	.56	[11]	1.12	[11]
10/31/2018	18.14	.16	.26	.42	(.16)	(.49)	(.65)	17.91	2.25	[11]	—	[12]	.17	[11]	.17	[11]	.55	[11]	.88	[11]
Class 529-F-1:
4/30/2023[6,7]	19.31	.09	1.83	1.92	(.09)	(1.69)	(1.78)	19.45	11.07	[8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.57	[9,11]	.98	[9,11]
10/31/2022	27.76	.08	(7.58)	(7.50)	(.05)	(.90)	(.95)	19.31	(27.97)[11]		—	[12]	.20	[11]	.20	[11]	.57	[11]	.34	[11]
10/31/2021	20.37	.10	8.14	8.24	(.16)	(.69)	(.85)	27.76	41.34	[11]	—	[12]	.18	[11]	.18	[11]	.55	[11]	.41	[11]
10/31/2020	18.82	.17	2.52	2.69	(.20)	(.94)	(1.14)	20.37	14.67	[11]	—	[12]	.18	[11]	.18	[11]	.54	[11]	.89	[11]
10/31/2019	17.95	.18	1.71	1.89	(.19)	(.83)	(1.02)	18.82	11.62		115		.19		.19		.57		1.02
10/31/2018	18.18	.15	.27	.42	(.16)	(.49)	(.65)	17.95	2.23		78		.18		.18		.56		.81
Class 529-F-2:
4/30/2023[6,7]	19.26	.10	1.82	1.92	(.11)	(1.69)	(1.80)	19.38	11.08	[8]	274		.09	[9]	.09	[9]	.47	[9]	1.06	[9]
10/31/2022	27.69	.09	(7.56)	(7.47)	(.06)	(.90)	(.96)	19.26	(27.94)		232		.13		.13		.50		.40
10/31/2021	20.30	.11	8.11	8.22	(.14)	(.69)	(.83)	27.69	41.36		289		.16		.16		.53		.42
10/31/2020[7,14]	20.30	—	—	—	—	—	—	20.30	—		165		—		—		—		—

Refer to the end of the tables for footnotes.

58	American Funds Portfolio Series

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
4/30/2023[6,7]	$19.25	$.10	$1.83	$1.93	$(.12)	$(1.69)	$(1.81)	$19.37	11.15%[8]	$—	[12]	.08%[9]		.08%[9]		.46%[9]		1.09%[9]
10/31/2022	27.68	.10	(7.55)	(7.45)	(.08)	(.90)	(.98)	19.25	(27.90)	—	[12]	.07		.07		.44		.46
10/31/2021	20.30	.14	8.10	8.24	(.17)	(.69)	(.86)	27.68	41.48	—	[12]	.11		.07		.44		.55
10/31/2020[7,14]	20.30	—	—	—	—	—	—	20.30	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2023[6,7]	19.18	.08	1.82	1.90	(.08)	(1.69)	(1.77)	19.31	11.01 [8]	10		.32	[9]	.26	[9]	.64	[9]	.85 [9]
10/31/2022	27.59	.05	(7.52)	(7.47)	(.04)	(.90)	(.94)	19.18	(28.02)	7		.31		.25		.62		.23
10/31/2021	20.21	.09	8.09	8.18	(.11)	(.69)	(.80)	27.59	41.33	6		.24		.18		.55		.35
10/31/2020	18.69	.11	2.53	2.64	(.18)	(.94)	(1.12)	20.21	14.48	3		.41		.35		.71		.57
10/31/2019	17.88	.10	1.75	1.85	(.21)	(.83)	(1.04)	18.69	11.45	1		.43		.36		.74		.53
10/31/2018[7,15]	19.28	.01	(1.41)	(1.40)	—	—	—	17.88	(7.26)[8]	—	[12]	.11	[8]	.09	[8]	.47	[8]	.05 [8]
Class ABLE-F-2:
4/30/2023[6,7]	19.27	.09	1.84	1.93	(.12)	(1.69)	(1.81)	19.39	11.13 [8]	—	[12]	.13	[9]	.06	[9]	.44	[9]	.98 [9]
10/31/2022	27.71	.09	(7.55)	(7.46)	(.08)	(.90)	(.98)	19.27	(27.91)	—	[12]	.11		.05		.42		.41
10/31/2021	20.30	.09	8.18	8.27	(.17)	(.69)	(.86)	27.71	41.63	—	[12]	.11		.04		.41		.34
10/31/2020[7,14]	20.30	—	—	—	—	—	—	20.30	—	—	[12]	—		—		—		—
Class R-1:
4/30/2023[6,7]	18.66	.01	1.76	1.77	—	(1.69)	(1.69)	18.74	10.53 [8]	38		1.11	[9]	1.11	[9]	1.49	[9]	.06 [9]
10/31/2022	27.05	(.12)	(7.37)	(7.49)	—	(.90)	(.90)	18.66	(28.63)	34		1.10		1.10		1.47		(.57)
10/31/2021	19.91	(.12)	7.95	7.83	—	(.69)	(.69)	27.05	40.02	45		1.10		1.10		1.47		(.50)
10/31/2020	18.44	— [10]	2.46	2.46	(.05)	(.94)	(.99)	19.91	13.64	29		1.11		1.11		1.47		(.03)
10/31/2019	17.62	.02	1.69	1.71	(.06)	(.83)	(.89)	18.44	10.59	23		1.11		1.11		1.49		.10
10/31/2018	17.87	(.03)	.28	.25	(.01)	(.49)	(.50)	17.62	1.31	16		1.11		1.11		1.49		(.18)
Class R-2:
4/30/2023[6,7]	18.59	.01	1.76	1.77	—	(1.69)	(1.69)	18.67	10.57 [8]	214		1.11	[9]	1.11	[9]	1.49	[9]	.07 [9]
10/31/2022	26.96	(.12)	(7.35)	(7.47)	—	(.90)	(.90)	18.59	(28.65)	197		1.10		1.10		1.47		(.55)
10/31/2021	19.84	(.11)	7.92	7.81	—	(.69)	(.69)	26.96	40.07	321		1.09		1.09		1.46		(.47)
10/31/2020	18.37	— [10]	2.45	2.45	(.04)	(.94)	(.98)	19.84	13.64	230		1.10		1.10		1.46		.02
10/31/2019	17.53	.03	1.67	1.70	(.03)	(.83)	(.86)	18.37	10.60	200		1.10		1.10		1.48		.17
10/31/2018	17.78	(.02)	.27	.25	(.01)	(.49)	(.50)	17.53	1.33	162		1.10		1.10		1.48		(.09)
Class R-2E:
4/30/2023[6,7]	18.84	.03	1.79	1.82	—	(1.69)	(1.69)	18.97	10.71 [8]	10		.82	[9]	.82	[9]	1.20	[9]	.34 [9]
10/31/2022	27.22	(.05)	(7.43)	(7.48)	—	(.90)	(.90)	18.84	(28.41)	9		.82		.82		1.19		(.24)
10/31/2021	19.98	(.04)	7.98	7.94	(.01)	(.69)	(.70)	27.22	40.44	15		.81		.81		1.18		(.15)
10/31/2020	18.50	.07	2.44	2.51	(.09)	(.94)	(1.03)	19.98	13.89	10		.82		.82		1.18		.36
10/31/2019	17.65	.07	1.70	1.77	(.09)	(.83)	(.92)	18.50	10.97	10		.82		.82		1.20		.39
10/31/2018	17.91	.04	.25	.29	(.06)	(.49)	(.55)	17.65	1.57	8		.82		.82		1.20		.20

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	59

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/2023[6,7]	$19.01	$.05	$1.80	$1.85	$— [10]	$(1.69)	$(1.69)	$19.17	10.80%[8]	$211	.66%[9]		.66%[9]		1.04%[9]		.50%[9]
10/31/2022	27.42	(.03)	(7.48)	(7.51)	—	(.90)	(.90)	19.01	(28.31)	180	.65		.65		1.02		(.12)
10/31/2021	20.12	(.01)	8.05	8.04	(.05)	(.69)	(.74)	27.42	40.69	235	.65		.65		1.02		(.05)
10/31/2020	18.61	.08	2.49	2.57	(.12)	(.94)	(1.06)	20.12	14.12	158	.66		.66		1.02		.44
10/31/2019	17.75	.11	1.69	1.80	(.11)	(.83)	(.94)	18.61	11.09	129	.67		.67		1.05		.61
10/31/2018	17.99	.06	.27	.33	(.08)	(.49)	(.57)	17.75	1.76	107	.66		.66		1.04		.34
Class R-4:
4/30/2023[6,7]	19.23	.08	1.82	1.90	(.06)	(1.69)	(1.75)	19.38	10.99 [8]	84	.35	[9]	.35	[9]	.73	[9]	.82	[9]
10/31/2022	27.64	.04	(7.55)	(7.51)	—	(.90)	(.90)	19.23	(28.08)	76	.34		.34		.71		.17
10/31/2021	20.27	.07	8.09	8.16	(.10)	(.69)	(.79)	27.64	41.09	102	.35		.35		.72		.26
10/31/2020	18.73	.14	2.50	2.64	(.16)	(.94)	(1.10)	20.27	14.47	72	.36		.36		.72		.73
10/31/2019	17.86	.16	1.70	1.86	(.16)	(.83)	(.99)	18.73	11.44	60	.36		.36		.74		.92
10/31/2018	18.10	.12	.25	.37	(.12)	(.49)	(.61)	17.86	2.01	54	.36		.36		.74		.66
Class R-5E:
4/30/2023[6,7]	19.24	.09	1.83	1.92	(.11)	(1.69)	(1.80)	19.36	11.07 [8]	54	.16	[9]	.16	[9]	.54	[9]	.96	[9]
10/31/2022	27.67	.08	(7.55)	(7.47)	(.06)	(.90)	(.96)	19.24	(27.95)	42	.15		.15		.52		.34
10/31/2021	20.29	.12	8.10	8.22	(.15)	(.69)	(.84)	27.67	41.36	40	.15		.15		.52		.48
10/31/2020	18.75	.16	2.53	2.69	(.21)	(.94)	(1.15)	20.29	14.70	25	.16		.16		.52		.84
10/31/2019	17.88	.17	1.73	1.90	(.20)	(.83)	(1.03)	18.75	11.69	16	.16		.16		.54		.97
10/31/2018	18.13	.14	.27	.41	(.17)	(.49)	(.66)	17.88	2.22	9	.16		.16		.54		.75
Class R-5:
4/30/2023[6,7]	19.49	.11	1.84	1.95	(.12)	(1.69)	(1.81)	19.63	11.13 [8]	31	.06	[9]	.06	[9]	.44	[9]	1.14	[9]
10/31/2022	28.01	.11	(7.65)	(7.54)	(.08)	(.90)	(.98)	19.49	(27.89)	30	.06		.06		.43		.48
10/31/2021	20.52	.14	8.20	8.34	(.16)	(.69)	(.85)	28.01	41.53	41	.06		.06		.43		.56
10/31/2020	18.95	.20	2.53	2.73	(.22)	(.94)	(1.16)	20.52	14.78	29	.06		.06		.42		1.04
10/31/2019	18.06	.22	1.71	1.93	(.21)	(.83)	(1.04)	18.95	11.78	24	.07		.07		.45		1.20
10/31/2018	18.28	.18	.26	.44	(.17)	(.49)	(.66)	18.06	2.36	26	.07		.07		.45		.93
Class R-6:
4/30/2023[6,7]	19.45	.11	1.83	1.94	(.13)	(1.69)	(1.82)	19.57	11.11 [8]	195	.02	[9]	.02	[9]	.40	[9]	1.11	[9]
10/31/2022	27.95	.11	(7.62)	(7.51)	(.09)	(.90)	(.99)	19.45	(27.84)	161	.01		.01		.38		.51
10/31/2021	20.48	.15	8.18	8.33	(.17)	(.69)	(.86)	27.95	41.57	186	.01		.01		.38		.60
10/31/2020	18.91	.21	2.53	2.74	(.23)	(.94)	(1.17)	20.48	14.87	119	.02		.02		.38		1.08
10/31/2019	18.03	.21	1.72	1.93	(.22)	(.83)	(1.05)	18.91	11.81	132	.02		.02		.40		1.15
10/31/2018	18.25	.18	.27	.45	(.18)	(.49)	(.67)	18.03	2.40	87	.02		.02		.40		.94

Refer to the end of the tables for footnotes.

60	American Funds Portfolio Series

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2023[6,7]	$15.38	$.19	$1.29	$1.48	$(.20)	$(.66)	$(.86)	$16.00	10.00%[8]		$9,470		.33%[9]		.33%[9]		.66%[9]		2.42%[9]
10/31/2022	19.63	.27	(3.51)	(3.24)	(.27)	(.74)	(1.01)	15.38	(17.38)		8,590		.34		.34		.67		1.58
10/31/2021	15.64	.23	4.44	4.67	(.26)	(.42)	(.68)	19.63	30.44		9,886		.34		.34		.66		1.24
10/31/2020	15.29	.28	.91	1.19	(.29)	(.55)	(.84)	15.64	7.92		6,851		.34		.34		.66		1.81
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.02		6,248		.36		.36		.68		2.04
10/31/2018	15.06	.27	(.17)	.10	(.26)	(.27)	(.53)	14.63	.56		5,354		.35		.35		.68		1.74
Class C:
4/30/2023[6,7]	15.27	.13	1.28	1.41	(.14)	(.66)	(.80)	15.88	9.58	[8]	1,114		1.08	[9]	1.08	[9]	1.41	[9]	1.68	[9]
10/31/2022	19.49	.14	(3.49)	(3.35)	(.13)	(.74)	(.87)	15.27	(17.98)		1,097		1.07		1.07		1.40		.84
10/31/2021	15.53	.09	4.42	4.51	(.13)	(.42)	(.55)	19.49	29.51		1,489		1.07		1.07		1.39		.52
10/31/2020	15.19	.16	.90	1.06	(.17)	(.55)	(.72)	15.53	7.10		1,237		1.08		1.08		1.40		1.09
10/31/2019	14.54	.19	1.20	1.39	(.20)	(.54)	(.74)	15.19	10.20		1,262		1.09		1.09		1.41		1.31
10/31/2018	14.97	.15	(.16)	(.01)	(.15)	(.27)	(.42)	14.54	(.18)		1,155		1.09		1.09		1.42		1.00
Class T:
4/30/2023[6,7]	15.38	.22	1.29	1.51	(.22)	(.66)	(.88)	16.01	10.22	[8,11]	—	[12]	.03	[9,11]	.03	[9,11]	.36	[9,11]	2.76	[9,11]
10/31/2022	19.63	.32	(3.52)	(3.20)	(.31)	(.74)	(1.05)	15.38	(17.15)[11]		—	[12]	.07	[11]	.07	[11]	.40	[11]	1.86	[11]
10/31/2021	15.64	.28	4.43	4.71	(.30)	(.42)	(.72)	19.63	30.75	[11]	—	[12]	.09	[11]	.09	[11]	.41	[11]	1.50	[11]
10/31/2020	15.29	.32	.91	1.23	(.33)	(.55)	(.88)	15.64	8.21	[11]	—	[12]	.08	[11]	.08	[11]	.40	[11]	2.10	[11]
10/31/2019	14.63	.34	1.20	1.54	(.34)	(.54)	(.88)	15.29	11.33	[11]	—	[12]	.08	[11]	.08	[11]	.40	[11]	2.35	[11]
10/31/2018	15.06	.31	(.17)	.14	(.30)	(.27)	(.57)	14.63	.82	[11]	—	[12]	.08	[11]	.08	[11]	.41	[11]	2.02	[11]
Class F-1:
4/30/2023[6,7]	15.38	.19	1.28	1.47	(.19)	(.66)	(.85)	16.00	9.97	[8]	182		.37	[9]	.37	[9]	.70	[9]	2.39	[9]
10/31/2022	19.63	.26	(3.51)	(3.25)	(.26)	(.74)	(1.00)	15.38	(17.41)		175		.38		.38		.71		1.54
10/31/2021	15.64	.22	4.44	4.66	(.25)	(.42)	(.67)	19.63	30.39		215		.37		.37		.69		1.23
10/31/2020	15.29	.27	.91	1.18	(.28)	(.55)	(.83)	15.64	7.88		198		.37		.37		.69		1.78
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.00		180		.38		.38		.70		2.01
10/31/2018	15.06	.26	(.16)	.10	(.26)	(.27)	(.53)	14.63	.53		156		.38		.38		.71		1.72
Class F-2:
4/30/2023[6,7]	15.40	.21	1.29	1.50	(.21)	(.66)	(.87)	16.03	10.16	[8]	1,141		.12	[9]	.12	[9]	.45	[9]	2.64	[9]
10/31/2022	19.66	.31	(3.52)	(3.21)	(.31)	(.74)	(1.05)	15.40	(17.21)		1,077		.12		.12		.45		1.81
10/31/2021	15.66	.27	4.45	4.72	(.30)	(.42)	(.72)	19.66	30.75		1,273		.11		.11		.43		1.47
10/31/2020	15.31	.31	.91	1.22	(.32)	(.55)	(.87)	15.66	8.15		818		.12		.12		.44		2.04
10/31/2019	14.65	.33	1.21	1.54	(.34)	(.54)	(.88)	15.31	11.27		714		.12		.12		.44		2.26
10/31/2018	15.08	.30	(.16)	.14	(.30)	(.27)	(.57)	14.65	.79		598		.12		.12		.45		1.94
Class F-3:
4/30/2023[6,7]	15.39	.22	1.28	1.50	(.22)	(.66)	(.88)	16.01	10.16	[8]	274		.01	[9]	.01	[9]	.34	[9]	2.75	[9]
10/31/2022	19.64	.33	(3.52)	(3.19)	(.32)	(.74)	(1.06)	15.39	(17.09)		252		.01		.01		.34		1.91
10/31/2021	15.64	.29	4.45	4.74	(.32)	(.42)	(.74)	19.64	30.92		269		.01		.01		.33		1.55
10/31/2020	15.30	.33	.90	1.23	(.34)	(.55)	(.89)	15.64	8.21		120		.01		.01		.33		2.15
10/31/2019	14.64	.35	1.20	1.55	(.35)	(.54)	(.89)	15.30	11.40		107		.01		.01		.33		2.36
10/31/2018	15.07	.31	(.16)	.15	(.31)	(.27)	(.58)	14.64	.89		70		.01		.01		.34		2.03

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	61

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2023[6,7]	$15.37	$.18	$1.29	$1.47	$(.19)	$(.66)	$(.85)	$15.99	9.98%[8]		$1,045		.38%[9]		.38%[9]		.71%[9]		2.36%[9]
10/31/2022	19.62	.27	(3.52)	(3.25)	(.26)	(.74)	(1.00)	15.37	(17.40)		925		.36		.36		.69		1.56
10/31/2021	15.63	.22	4.45	4.67	(.26)	(.42)	(.68)	19.62	30.42		1,042		.37		.37		.69		1.22
10/31/2020	15.28	.27	.91	1.18	(.28)	(.55)	(.83)	15.63	7.89		730		.38		.38		.70		1.75
10/31/2019	14.62	.29	1.21	1.50	(.30)	(.54)	(.84)	15.28	10.99		591		.39		.39		.71		2.00
10/31/2018	15.05	.26	(.16)	.10	(.26)	(.27)	(.53)	14.62	.52		504		.39		.39		.72		1.70
Class 529-C:
4/30/2023[6,7]	15.30	.12	1.29	1.41	(.13)	(.66)	(.79)	15.92	9.60	[8]	68		1.14	[9]	1.14	[9]	1.47	[9]	1.60	[9]
10/31/2022	19.53	.13	(3.50)	(3.37)	(.12)	(.74)	(.86)	15.30	(18.05)		65		1.13		1.13		1.46		.78
10/31/2021	15.56	.08	4.42	4.50	(.11)	(.42)	(.53)	19.53	29.42		93		1.12		1.12		1.44		.46
10/31/2020	15.20	.17	.89	1.06	(.15)	(.55)	(.70)	15.56	7.09		86		1.14		1.14		1.46		1.14
10/31/2019	14.55	.18	1.20	1.38	(.19)	(.54)	(.73)	15.20	10.13		164		1.15		1.15		1.47		1.26
10/31/2018	14.98	.14	(.17)	(.03)	(.13)	(.27)	(.40)	14.55	(.27)		155		1.15		1.15		1.48		.92
Class 529-E:
4/30/2023[6,7]	15.33	.17	1.28	1.45	(.17)	(.66)	(.83)	15.95	9.88	[8]	39		.61	[9]	.61	[9]	.94	[9]	2.14	[9]
10/31/2022	19.57	.23	(3.51)	(3.28)	(.22)	(.74)	(.96)	15.33	(17.60)		35		.60		.60		.93		1.33
10/31/2021	15.59	.18	4.43	4.61	(.21)	(.42)	(.63)	19.57	30.14		42		.60		.60		.92		.99
10/31/2020	15.25	.24	.90	1.14	(.25)	(.55)	(.80)	15.59	7.59		31		.61		.61		.93		1.55
10/31/2019	14.59	.26	1.21	1.47	(.27)	(.54)	(.81)	15.25	10.77		27		.62		.62		.94		1.78
10/31/2018	15.02	.22	(.16)	.06	(.22)	(.27)	(.49)	14.59	.29		23		.62		.62		.95		1.46
Class 529-T:
4/30/2023[6,7]	15.38	.21	1.29	1.50	(.21)	(.66)	(.87)	16.01	10.18	[8,11]	—	[12]	.12	[9,11]	.12	[9,11]	.45	[9,11]	2.63	[9,11]
10/31/2022	19.63	.31	(3.52)	(3.21)	(.30)	(.74)	(1.04)	15.38	(17.19)[11]		—	[12]	.11	[11]	.11	[11]	.44	[11]	1.80	[11]
10/31/2021	15.64	.27	4.44	4.71	(.30)	(.42)	(.72)	19.63	30.68	[11]	—	[12]	.14	[11]	.14	[11]	.46	[11]	1.45	[11]
10/31/2020	15.29	.31	.91	1.22	(.32)	(.55)	(.87)	15.64	8.15	[11]	—	[12]	.13	[11]	.13	[11]	.45	[11]	2.02	[11]
10/31/2019	14.63	.33	1.21	1.54	(.34)	(.54)	(.88)	15.29	11.26	[11]	—	[12]	.14	[11]	.14	[11]	.46	[11]	2.26	[11]
10/31/2018	15.06	.30	(.17)	.13	(.29)	(.27)	(.56)	14.63	.75	[11]	—	[12]	.15	[11]	.15	[11]	.48	[11]	1.94	[11]
Class 529-F-1:
4/30/2023[6,7]	15.38	.20	1.30	1.50	(.21)	(.66)	(.87)	16.01	10.16	[8,11]	—	[12]	.16	[9,11]	.16	[9,11]	.49	[9,11]	2.59	[9,11]
10/31/2022	19.64	.30	(3.53)	(3.23)	(.29)	(.74)	(1.03)	15.38	(17.29)[11]		—	[12]	.19	[11]	.19	[11]	.52	[11]	1.73	[11]
10/31/2021	15.65	.23	4.47	4.70	(.29)	(.42)	(.71)	19.64	30.62	[11]	—	[12]	.17	[11]	.17	[11]	.49	[11]	1.27	[11]
10/31/2020	15.30	.30	.92	1.22	(.32)	(.55)	(.87)	15.65	8.14	[11]	—	[12]	.14	[11]	.14	[11]	.46	[11]	2.00	[11]
10/31/2019	14.64	.33	1.21	1.54	(.34)	(.54)	(.88)	15.30	11.25		56		.15		.15		.47		2.22
10/31/2018	15.07	.29	(.16)	.13	(.29)	(.27)	(.56)	14.64	.75		41		.15		.15		.48		1.92
Class 529-F-2:
4/30/2023[6,7]	15.38	.21	1.28	1.49	(.21)	(.66)	(.87)	16.00	10.13	[8]	131		.09	[9]	.09	[9]	.42	[9]	2.64	[9]
10/31/2022	19.63	.31	(3.51)	(3.20)	(.31)	(.74)	(1.05)	15.38	(17.18)		110		.11		.11		.44		1.81
10/31/2021	15.64	.27	4.44	4.71	(.30)	(.42)	(.72)	19.63	30.70		113		.13		.13		.45		1.45
10/31/2020[7,14]	15.64	—	—	—	—	—	—	15.64	—		67		—		—		—		—

Refer to the end of the tables for footnotes.

62	American Funds Portfolio Series

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-F-3:
4/30/2023[6,7]	$15.38	$.21	$1.29	$1.50	$(.21)	$(.66)	$(.87)	$16.01	10.20%[8]	$—	[12]	.08%[9]		.08%[9]		.41%[9]		2.67%[9]
10/31/2022	19.63	.32	(3.52)	(3.20)	(.31)	(.74)	(1.05)	15.38	(17.15)	—	[12]	.07		.07		.40		1.85
10/31/2021	15.64	.28	4.44	4.72	(.31)	(.42)	(.73)	19.63	30.78	—	[12]	.12		.07		.39		1.52
10/31/2020[7,14]	15.64	—	—	—	—	—	—	15.64	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2023[6,7]	15.38	.19	1.30	1.49	(.20)	(.66)	(.86)	16.01	10.09 [8]	8		.31	[9]	.25	[9]	.58	[9]	2.44	[9]
10/31/2022	19.63	.28	(3.51)	(3.23)	(.28)	(.74)	(1.02)	15.38	(17.32)	6		.29		.23		.56		1.67
10/31/2021	15.63	.26	4.44	4.70	(.28)	(.42)	(.70)	19.63	30.69	5		.21		.15		.47		1.41
10/31/2020	15.27	.27	.92	1.19	(.28)	(.55)	(.83)	15.63	7.97	2		.39		.32		.64		1.74
10/31/2019	14.62	.27	1.23	1.50	(.31)	(.54)	(.85)	15.27	11.02	1		.40		.34		.66		1.84
10/31/2018[7,15]	15.52	.08	(.92)	(.84)	(.06)	—	(.06)	14.62	(5.45)[8]	—	[12]	.11	[8]	.09	[8]	.42	[8]	.50	[8]
Class ABLE-F-2:
4/30/2023[6,7]	15.39	.21	1.30	1.51	(.21)	(.66)	(.87)	16.03	10.25 [8]	—	[12]	.10	[9]	.04	[9]	.37	[9]	2.66	[9]
10/31/2022	19.64	.32	(3.52)	(3.20)	(.31)	(.74)	(1.05)	15.39	(17.15)	—	[12]	.09		.04		.37		1.89
10/31/2021	15.64	.30	4.43	4.73	(.31)	(.42)	(.73)	19.64	30.86	—	[12]	.09		.03		.35		1.59
10/31/2020[7,14]	15.64	—	—	—	—	—	—	15.64	—	—	[12]	—		—		—		—
Class R-1:
4/30/2023[6,7]	15.28	.13	1.28	1.41	(.13)	(.66)	(.79)	15.90	9.62 [8]	20		1.11	[9]	1.11	[9]	1.44	[9]	1.63	[9]
10/31/2022	19.51	.14	(3.50)	(3.36)	(.13)	(.74)	(.87)	15.28	(18.01)	20		1.08		1.08		1.41		.84
10/31/2021	15.55	.09	4.42	4.51	(.13)	(.42)	(.55)	19.51	29.48	24		1.09		1.09		1.41		.50
10/31/2020	15.21	.16	.91	1.07	(.18)	(.55)	(.73)	15.55	7.11	17		1.10		1.10		1.42		1.04
10/31/2019	14.57	.18	1.20	1.38	(.20)	(.54)	(.74)	15.21	10.14	14		1.11		1.11		1.43		1.24
10/31/2018	15.00	.14	(.15)	(.01)	(.15)	(.27)	(.42)	14.57	(.19)	9		1.10		1.10		1.43		.94
Class R-2:
4/30/2023[6,7]	15.24	.13	1.28	1.41	(.14)	(.66)	(.80)	15.85	9.61 [8]	201		1.09	[9]	1.09	[9]	1.42	[9]	1.67	[9]
10/31/2022	19.46	.14	(3.49)	(3.35)	(.13)	(.74)	(.87)	15.24	(18.01)	184		1.08		1.08		1.41		.83
10/31/2021	15.51	.09	4.41	4.50	(.13)	(.42)	(.55)	19.46	29.49	198		1.08		1.08		1.40		.51
10/31/2020	15.17	.16	.91	1.07	(.18)	(.55)	(.73)	15.51	7.12	159		1.08		1.08		1.40		1.08
10/31/2019	14.52	.19	1.20	1.39	(.20)	(.54)	(.74)	15.17	10.23	155		1.09		1.09		1.41		1.31
10/31/2018	14.96	.15	(.17)	(.02)	(.15)	(.27)	(.42)	14.52	(.23)	137		1.09		1.09		1.42		1.00
Class R-2E:
4/30/2023[6,7]	15.32	.15	1.29	1.44	(.16)	(.66)	(.82)	15.94	9.79 [8]	19		.81	[9]	.81	[9]	1.14	[9]	1.96	[9]
10/31/2022	19.56	.20	(3.52)	(3.32)	(.18)	(.74)	(.92)	15.32	(17.79)	16		.81		.81		1.14		1.14
10/31/2021	15.59	.14	4.43	4.57	(.18)	(.42)	(.60)	19.56	29.81	22		.81		.81		1.13		.78
10/31/2020	15.25	.21	.90	1.11	(.22)	(.55)	(.77)	15.59	7.38	16		.81		.81		1.13		1.37
10/31/2019	14.59	.22	1.22	1.44	(.24)	(.54)	(.78)	15.25	10.57	14		.81		.81		1.13		1.53
10/31/2018	15.02	.19	(.16)	.03	(.19)	(.27)	(.46)	14.59	.10	9		.82		.82		1.15		1.27

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	63

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-3:
4/30/2023[6,7]	$15.31	$.16	$1.29	$1.45	$(.17)	$(.66)	$(.83)	$15.93	9.86%[8]	$160	.66%[9]		.66%[9]		.99%[9]		2.06%[9]
10/31/2022	19.55	.22	(3.51)	(3.29)	(.21)	(.74)	(.95)	15.31	(17.67)	139	.65		.65		.98		1.26
10/31/2021	15.58	.17	4.43	4.60	(.21)	(.42)	(.63)	19.55	30.03	169	.65		.65		.97		.93
10/31/2020	15.24	.23	.90	1.13	(.24)	(.55)	(.79)	15.58	7.54	117	.66		.66		.98		1.50
10/31/2019	14.58	.25	1.21	1.46	(.26)	(.54)	(.80)	15.24	10.72	110	.66		.66		.98		1.71
10/31/2018	15.01	.22	(.17)	.05	(.21)	(.27)	(.48)	14.58	.26	93	.66		.66		.99		1.42
Class R-4:
4/30/2023[6,7]	15.37	.19	1.29	1.48	(.19)	(.66)	(.85)	16.00	10.06 [8]	73	.35	[9]	.35	[9]	.68	[9]	2.39	[9]
10/31/2022	19.62	.27	(3.52)	(3.25)	(.26)	(.74)	(1.00)	15.37	(17.40)	69	.34		.34		.67		1.57
10/31/2021	15.63	.23	4.44	4.67	(.26)	(.42)	(.68)	19.62	30.44	87	.35		.35		.67		1.23
10/31/2020	15.29	.28	.90	1.18	(.29)	(.55)	(.84)	15.63	7.84	65	.35		.35		.67		1.83
10/31/2019	14.63	.29	1.21	1.50	(.30)	(.54)	(.84)	15.29	11.02	70	.36		.36		.68		2.00
10/31/2018	15.05	.27	(.16)	.11	(.26)	(.27)	(.53)	14.63	.61	64	.36		.36		.69		1.75
Class R-5E:
4/30/2023[6,7]	15.36	.20	1.29	1.49	(.21)	(.66)	(.87)	15.98	10.11 [8]	26	.16	[9]	.16	[9]	.49	[9]	2.56	[9]
10/31/2022	19.61	.30	(3.51)	(3.21)	(.30)	(.74)	(1.04)	15.36	(17.23)	22	.15		.15		.48		1.76
10/31/2021	15.62	.27	4.43	4.70	(.29)	(.42)	(.71)	19.61	30.71	17	.15		.15		.47		1.47
10/31/2020	15.28	.30	.91	1.21	(.32)	(.55)	(.87)	15.62	8.07	15	.16		.16		.48		1.94
10/31/2019	14.62	.31	1.22	1.53	(.33)	(.54)	(.87)	15.28	11.26	10	.16		.16		.48		2.12
10/31/2018	15.05	.29	(.16)	.13	(.29)	(.27)	(.56)	14.62	.76	6	.16		.16		.49		1.88
Class R-5:
4/30/2023[6,7]	15.44	.21	1.30	1.51	(.22)	(.66)	(.88)	16.07	10.17 [8]	25	.07	[9]	.07	[9]	.40	[9]	2.68	[9]
10/31/2022	19.71	.32	(3.54)	(3.22)	(.31)	(.74)	(1.05)	15.44	(17.17)	24	.06		.06		.39		1.88
10/31/2021	15.70	.28	4.46	4.74	(.31)	(.42)	(.73)	19.71	30.80	33	.06		.06		.38		1.52
10/31/2020	15.35	.32	.91	1.23	(.33)	(.55)	(.88)	15.70	8.19	20	.07		.07		.39		2.12
10/31/2019	14.68	.35	1.21	1.56	(.35)	(.54)	(.89)	15.35	11.37	21	.07		.07		.39		2.35
10/31/2018	15.11	.31	(.17)	.14	(.30)	(.27)	(.57)	14.68	.84	21	.07		.07		.40		2.03
Class R-6:
4/30/2023[6,7]	15.41	.21	1.30	1.51	(.22)	(.66)	(.88)	16.04	10.22 [8]	396	.01	[9]	.01	[9]	.34	[9]	2.72	[9]
10/31/2022	19.67	.33	(3.53)	(3.20)	(.32)	(.74)	(1.06)	15.41	(17.11)	348	.01		.01		.34		1.90
10/31/2021	15.67	.29	4.45	4.74	(.32)	(.42)	(.74)	19.67	30.85	381	.01		.01		.33		1.57
10/31/2020	15.32	.33	.91	1.24	(.34)	(.55)	(.89)	15.67	8.26	251	.01		.01		.33		2.15
10/31/2019	14.66	.35	1.20	1.55	(.35)	(.54)	(.89)	15.32	11.38	208	.02		.02		.34		2.35
10/31/2018	15.09	.32	(.17)	.15	(.31)	(.27)	(.58)	14.66	.89	119	.02		.02		.35		2.08

Refer to the end of the tables for footnotes.

64	American Funds Portfolio Series

Financial highlights (continued)

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2023[6,7]	$15.28	$.19	$1.08	$1.27	$(.19)	$(.58)	$(.77)	$15.78	8.58%[8]	$8,274		.32%[9]		.32%[9]		.65%[9]		2.42%[9]
10/31/2022	18.94	.28	(2.99)	(2.71)	(.29)	(.66)	(.95)	15.28	(15.02)	7,690		.33		.33		.66		1.64
10/31/2021	15.57	.26	3.56	3.82	(.31)	(.14)	(.45)	18.94	24.79	8,709		.34		.34		.66		1.43
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.92	6,238		.33		.33		.68		1.72
10/31/2019	14.29	.28	1.34	1.62	(.29)	(.35)	(.64)	15.27	11.86	5,621		.35		.35		.72		1.93
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.27)	4,655		.35		.35		.73		1.75
Class C:
4/30/2023[6,7]	15.17	.13	1.08	1.21	(.13)	(.58)	(.71)	15.67	8.22 [8]	975		1.07	[9]	1.07	[9]	1.40	[9]	1.68	[9]
10/31/2022	18.81	.15	(2.97)	(2.82)	(.16)	(.66)	(.82)	15.17	(15.67)	992		1.06		1.06		1.39		.91
10/31/2021	15.47	.13	3.53	3.66	(.18)	(.14)	(.32)	18.81	23.85	1,330		1.06		1.06		1.38		.71
10/31/2020	15.17	.15	.63	.78	(.18)	(.30)	(.48)	15.47	5.18	1,129		1.07		1.07		1.42		1.01
10/31/2019	14.20	.18	1.32	1.50	(.18)	(.35)	(.53)	15.17	11.05	1,174		1.08		1.08		1.45		1.22
10/31/2018	14.77	.15	(.29)	(.14)	(.14)	(.29)	(.43)	14.20	(1.00)	1,081		1.08		1.08		1.46		1.02
Class T:
4/30/2023[6,7]	15.28	.21	1.09	1.30	(.21)	(.58)	(.79)	15.79	8.80 [8,11]	—	[12]	.01	[9,11]	.01	[9,11]	.34	[9,11]	2.76	[9,11]
10/31/2022	18.95	.33	(3.00)	(2.67)	(.34)	(.66)	(1.00)	15.28	(14.82)[11]	—	[12]	.05	[11]	.05	[11]	.38	[11]	1.93	[11]
10/31/2021	15.58	.31	3.55	3.86	(.35)	(.14)	(.49)	18.95	25.09 [11]	—	[12]	.06	[11]	.06	[11]	.38	[11]	1.71	[11]
10/31/2020	15.28	.31	.62	.93	(.33)	(.30)	(.63)	15.58	6.20 [11]	—	[12]	.07	[11]	.07	[11]	.42	[11]	2.00	[11]
10/31/2019	14.29	.33	1.33	1.66	(.32)	(.35)	(.67)	15.28	12.22 [11]	—	[12]	.08	[11]	.08	[11]	.45	[11]	2.22	[11]
10/31/2018	14.87	.30	(.30)	— [10]	(.29)	(.29)	(.58)	14.29	(.08)[11]	—	[12]	.08	[11]	.08	[11]	.46	[11]	2.03	[11]
Class F-1:
4/30/2023[6,7]	15.28	.18	1.09	1.27	(.18)	(.58)	(.76)	15.79	8.61 [8]	106		.36	[9]	.36	[9]	.69	[9]	2.38	[9]
10/31/2022	18.95	.27	(3.00)	(2.73)	(.28)	(.66)	(.94)	15.28	(15.11)	104		.37		.37		.70		1.60
10/31/2021	15.57	.25	3.57	3.82	(.30)	(.14)	(.44)	18.95	24.80	135		.37		.37		.69		1.42
10/31/2020	15.27	.26	.62	.88	(.28)	(.30)	(.58)	15.57	5.88	148		.37		.37		.72		1.69
10/31/2019	14.29	.28	1.33	1.61	(.28)	(.35)	(.63)	15.27	11.82	152		.38		.38		.75		1.91
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.30)	138		.38		.38		.76		1.72
Class F-2:
4/30/2023[6,7]	15.30	.20	1.09	1.29	(.20)	(.58)	(.78)	15.81	8.74 [8]	1,082		.11	[9]	.11	[9]	.44	[9]	2.62	[9]
10/31/2022	18.97	.31	(2.99)	(2.68)	(.33)	(.66)	(.99)	15.30	(14.86)	1,031		.11		.11		.44		1.86
10/31/2021	15.59	.30	3.56	3.86	(.34)	(.14)	(.48)	18.97	25.09	1,219		.11		.11		.43		1.66
10/31/2020	15.30	.30	.61	.91	(.32)	(.30)	(.62)	15.59	6.07	838		.11		.11		.46		1.95
10/31/2019	14.31	.31	1.35	1.66	(.32)	(.35)	(.67)	15.30	12.16	756		.12		.12		.49		2.14
10/31/2018	14.88	.29	(.28)	.01	(.29)	(.29)	(.58)	14.31	(.03)	611		.12		.12		.50		1.97
Class F-3:
4/30/2023[6,7]	15.28	.21	1.09	1.30	(.21)	(.58)	(.79)	15.79	8.81 [8]	297		.01	[9]	.01	[9]	.34	[9]	2.74	[9]
10/31/2022	18.95	.33	(3.00)	(2.67)	(.34)	(.66)	(1.00)	15.28	(14.79)	285		.01		.01		.34		1.95
10/31/2021	15.58	.31	3.56	3.87	(.36)	(.14)	(.50)	18.95	25.16	282		.01		.01		.33		1.73
10/31/2020	15.28	.31	.63	.94	(.34)	(.30)	(.64)	15.58	6.27	143		.01		.01		.36		2.04
10/31/2019	14.29	.33	1.34	1.67	(.33)	(.35)	(.68)	15.28	12.30	136		.01		.01		.38		2.23
10/31/2018	14.87	.31	(.30)	.01	(.30)	(.29)	(.59)	14.29	—	76		.01		.01		.39		2.06

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	65

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2023[6,7]	$15.27	$.18	$1.09	$1.27	$(.18)	$(.58)	$(.76)	$15.78	8.62%[8]	$575		.37%[9]		.37%[9]		.70%[9]		2.37%[9]
10/31/2022	18.94	.27	(2.99)	(2.72)	(.29)	(.66)	(.95)	15.27	(15.10)	532		.35		.35		.68		1.62
10/31/2021	15.57	.25	3.56	3.81	(.30)	(.14)	(.44)	18.94	24.75	622		.36		.36		.68		1.40
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.89	457		.37		.37		.72		1.68
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90	385		.38		.38		.75		1.91
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.37)	332		.39		.39		.77		1.72
Class 529-C:
4/30/2023[6,7]	15.22	.12	1.08	1.20	(.12)	(.58)	(.70)	15.72	8.16 [8]	44		1.12	[9]	1.12	[9]	1.45	[9]	1.61	[9]
10/31/2022	18.86	.14	(2.97)	(2.83)	(.15)	(.66)	(.81)	15.22	(15.68)	46		1.11		1.11		1.44		.85
10/31/2021	15.51	.12	3.53	3.65	(.16)	(.14)	(.30)	18.86	23.77	65		1.11		1.11		1.43		.66
10/31/2020	15.20	.16	.61	.77	(.16)	(.30)	(.46)	15.51	5.11	65		1.12		1.12		1.47		1.03
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.03	118		1.13		1.13		1.50		1.17
10/31/2018	14.79	.14	(.29)	(.15)	(.13)	(.29)	(.42)	14.22	(1.09)	117		1.15		1.15		1.53		.93
Class 529-E:
4/30/2023[6,7]	15.24	.17	1.07	1.24	(.16)	(.58)	(.74)	15.74	8.45 [8]	18		.60	[9]	.60	[9]	.93	[9]	2.14	[9]
10/31/2022	18.89	.23	(2.98)	(2.75)	(.24)	(.66)	(.90)	15.24	(15.24)	18		.59		.59		.92		1.37
10/31/2021	15.53	.21	3.55	3.76	(.26)	(.14)	(.40)	18.89	24.47	20		.59		.59		.91		1.18
10/31/2020	15.24	.23	.61	.84	(.25)	(.30)	(.55)	15.53	5.59	16		.59		.59		.94		1.49
10/31/2019	14.25	.25	1.34	1.59	(.25)	(.35)	(.60)	15.24	11.67	15		.61		.61		.98		1.69
10/31/2018	14.83	.22	(.30)	(.08)	(.21)	(.29)	(.50)	14.25	(.60)	13		.62		.62		1.00		1.48
Class 529-T:
4/30/2023[6,7]	15.28	.21	1.08	1.29	(.20)	(.58)	(.78)	15.79	8.76 [8,11]	—	[12]	.06	[9,11]	.06	[9,11]	.39	[9,11]	2.67	[9,11]
10/31/2022	18.95	.31	(2.99)	(2.68)	(.33)	(.66)	(.99)	15.28	(14.88)[11]	—	[12]	.11	[11]	.11	[11]	.44	[11]	1.85	[11]
10/31/2021	15.57	.30	3.56	3.86	(.34)	(.14)	(.48)	18.95	25.11 [11]	—	[12]	.12	[11]	.12	[11]	.44	[11]	1.65	[11]
10/31/2020	15.28	.30	.61	.91	(.32)	(.30)	(.62)	15.57	6.07 [11]	—	[12]	.13	[11]	.13	[11]	.48	[11]	1.94	[11]
10/31/2019	14.29	.32	1.34	1.66	(.32)	(.35)	(.67)	15.28	12.16 [11]	—	[12]	.13	[11]	.13	[11]	.50	[11]	2.16	[11]
10/31/2018	14.87	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.29	(.13)[11]	—	[12]	.14	[11]	.14	[11]	.52	[11]	1.96	[11]
Class 529-F-1:
4/30/2023[6,7]	15.30	.20	1.09	1.29	(.20)	(.58)	(.78)	15.81	8.71 [8,11]	—	[12]	.17	[9,11]	.17	[9,11]	.50	[9,11]	2.56	[9,11]
10/31/2022	18.97	.30	(3.00)	(2.70)	(.31)	(.66)	(.97)	15.30	(14.92)[11]	—	[12]	.18	[11]	.18	[11]	.51	[11]	1.78	[11]
10/31/2021	15.59	.26	3.60	3.86	(.34)	(.14)	(.48)	18.97	25.03 [11]	—	[12]	.16	[11]	.16	[11]	.48	[11]	1.48	[11]
10/31/2020	15.29	.30	.62	.92	(.32)	(.30)	(.62)	15.59	6.14 [11]	—	[12]	.12	[11]	.12	[11]	.47	[11]	1.93	[11]
10/31/2019	14.30	.31	1.35	1.66	(.32)	(.35)	(.67)	15.29	12.16	49		.13		.13		.50		2.15
10/31/2018	14.88	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.30	(.14)	40		.15		.15		.53		1.95
Class 529-F-2:
4/30/2023[6,7]	15.27	.20	1.09	1.29	(.20)	(.58)	(.78)	15.78	8.77 [8]	91		.10	[9]	.10	[9]	.43	[9]	2.63	[9]
10/31/2022	18.94	.31	(2.99)	(2.68)	(.33)	(.66)	(.99)	15.27	(14.89)	83		.11		.11		.44		1.86
10/31/2021	15.57	.29	3.56	3.85	(.34)	(.14)	(.48)	18.94	25.05	87		.12		.12		.44		1.63
10/31/2020[7,14]	15.57	—	—	—	—	—	—	15.57	—	56		—		—		—		—

Refer to the end of the tables for footnotes.

66	American Funds Portfolio Series

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-F-3:
4/30/2023[6,7]	$15.27	$.21	$1.08	$1.29	$(.20)	$(.58)	$(.78)	$15.78	8.78%[8]	$—	[12]	.08%[9]		.08%[9]		.41%[9]		2.65%[9]
10/31/2022	18.94	.32	(3.00)	(2.68)	(.33)	(.66)	(.99)	15.27	(14.86)	—	[12]	.07		.07		.40		1.89
10/31/2021	15.57	.30	3.56	3.86	(.35)	(.14)	(.49)	18.94	25.11	—	[12]	.12		.07		.39		1.69
10/31/2020[7,14]	15.57	—	—	—	—	—	—	15.57	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2023[6,7]	15.28	.19	1.09	1.28	(.19)	(.58)	(.77)	15.79	8.66 [8]	6		.30	[9]	.24	[9]	.57	[9]	2.42	[9]
10/31/2022	18.94	.29	(2.99)	(2.70)	(.30)	(.66)	(.96)	15.28	(14.99)	5		.30		.24		.57		1.72
10/31/2021	15.57	.29	3.55	3.84	(.33)	(.14)	(.47)	18.94	24.94	4		.22		.16		.48		1.58
10/31/2020	15.26	.26	.64	.90	(.29)	(.30)	(.59)	15.57	5.96	2		.38		.32		.67		1.68
10/31/2019	14.29	.26	1.35	1.61	(.29)	(.35)	(.64)	15.26	11.85	1		.40		.33		.70		1.78
10/31/2018[7,15]	15.02	.07	(.73)	(.66)	(.07)	—	(.07)	14.29	(4.40)[8]	—	[12]	.10	[8]	.08	[8]	.46	[8]	.46	[8]
Class ABLE-F-2:
4/30/2023[6,7]	15.29	.21	1.08	1.29	(.20)	(.58)	(.78)	15.80	8.76 [8]	—	[12]	.10	[9]	.04	[9]	.37	[9]	2.68	[9]
10/31/2022	18.95	.33	(3.00)	(2.67)	(.33)	(.66)	(.99)	15.29	(14.80)	—	[12]	.09		.03		.36		1.96
10/31/2021	15.57	.31	3.56	3.87	(.35)	(.14)	(.49)	18.95	25.18	—	[12]	.09		.02		.34		1.70
10/31/2020[7,14]	15.57	—	—	—	—	—	—	15.57	—	—	[12]	—		—		—		—
Class R-1:
4/30/2023[6,7]	15.21	.13	1.09	1.22	(.13)	(.58)	(.71)	15.72	8.26 [8]	10		1.09	[9]	1.09	[9]	1.42	[9]	1.66	[9]
10/31/2022	18.86	.15	(2.99)	(2.84)	(.15)	(.66)	(.81)	15.21	(15.73)	9		1.09		1.09		1.42		.88
10/31/2021	15.51	.12	3.54	3.66	(.17)	(.14)	(.31)	18.86	23.83	12		1.10		1.10		1.42		.67
10/31/2020	15.20	.15	.62	.77	(.16)	(.30)	(.46)	15.51	5.13	10		1.11		1.11		1.46		.96
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.04	13		1.12		1.12		1.49		1.20
10/31/2018	14.80	.15	(.30)	(.15)	(.14)	(.29)	(.43)	14.22	(1.07)	12		1.11		1.11		1.49		.99
Class R-2:
4/30/2023[6,7]	15.17	.13	1.07	1.20	(.12)	(.58)	(.70)	15.67	8.21 [8]	124		1.09	[9]	1.09	[9]	1.42	[9]	1.66	[9]
10/31/2022	18.81	.15	(2.97)	(2.82)	(.16)	(.66)	(.82)	15.17	(15.67)	123		1.07		1.07		1.40		.90
10/31/2021	15.47	.12	3.54	3.66	(.18)	(.14)	(.32)	18.81	23.84	148		1.08		1.08		1.40		.69
10/31/2020	15.18	.15	.62	.77	(.18)	(.30)	(.48)	15.47	5.10	122		1.08		1.08		1.43		1.00
10/31/2019	14.20	.17	1.34	1.51	(.18)	(.35)	(.53)	15.18	11.11	124		1.10		1.10		1.47		1.20
10/31/2018	14.78	.15	(.29)	(.14)	(.15)	(.29)	(.44)	14.20	(1.06)	106		1.10		1.10		1.48		1.01
Class R-2E:
4/30/2023[6,7]	15.27	.15	1.08	1.23	(.15)	(.58)	(.73)	15.77	8.34 [8]	9		.81	[9]	.81	[9]	1.14	[9]	1.90	[9]
10/31/2022	18.93	.20	(3.00)	(2.80)	(.20)	(.66)	(.86)	15.27	(15.49)	9		.81		.81		1.14		1.15
10/31/2021	15.56	.18	3.55	3.73	(.22)	(.14)	(.36)	18.93	24.21	12		.81		.81		1.13		.98
10/31/2020	15.26	.19	.63	.82	(.22)	(.30)	(.52)	15.56	5.40	10		.82		.82		1.17		1.24
10/31/2019	14.28	.21	1.34	1.55	(.22)	(.35)	(.57)	15.26	11.38	11		.81		.81		1.18		1.42
10/31/2018	14.82	.16	(.27)	(.11)	(.14)	(.29)	(.43)	14.28	(.82)	7		.85		.85		1.23		1.10

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	67

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-3:
4/30/2023[6,7]	$15.24	$.16	$1.08	$1.24	$(.16)	$(.58)	$(.74)	$15.74	8.41%[8]	$139	.66%[9]		.66%[9]		.99%[9]		2.08%[9]
10/31/2022	18.89	.22	(2.98)	(2.76)	(.23)	(.66)	(.89)	15.24	(15.30)	129	.65		.65		.98		1.31
10/31/2021	15.53	.20	3.55	3.75	(.25)	(.14)	(.39)	18.89	24.40	171	.65		.65		.97		1.12
10/31/2020	15.23	.22	.62	.84	(.24)	(.30)	(.54)	15.53	5.60	140	.65		.65		1.00		1.41
10/31/2019	14.25	.24	1.33	1.57	(.24)	(.35)	(.59)	15.23	11.54	135	.66		.66		1.03		1.62
10/31/2018	14.83	.21	(.29)	(.08)	(.21)	(.29)	(.50)	14.25	(.64)	119	.66		.66		1.04		1.43
Class R-4:
4/30/2023[6,7]	15.28	.18	1.09	1.27	(.18)	(.58)	(.76)	15.79	8.62 [8]	75	.35	[9]	.35	[9]	.68	[9]	2.38	[9]
10/31/2022	18.94	.27	(2.99)	(2.72)	(.28)	(.66)	(.94)	15.28	(15.06)	70	.35		.35		.68		1.60
10/31/2021	15.57	.25	3.56	3.81	(.30)	(.14)	(.44)	18.94	24.75	105	.35		.35		.67		1.41
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.89	94	.36		.36		.71		1.73
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90	97	.36		.36		.73		1.92
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.35)	99	.36		.36		.74		1.75
Class R-5E:
4/30/2023[6,7]	15.29	.20	1.09	1.29	(.20)	(.58)	(.78)	15.80	8.72 [8]	21	.16	[9]	.16	[9]	.49	[9]	2.57	[9]
10/31/2022	18.96	.30	(2.99)	(2.69)	(.32)	(.66)	(.98)	15.29	(14.91)	18	.16		.16		.49		1.80
10/31/2021	15.58	.29	3.57	3.86	(.34)	(.14)	(.48)	18.96	25.04	17	.16		.16		.48		1.62
10/31/2020	15.28	.29	.63	.92	(.32)	(.30)	(.62)	15.58	6.10	13	.16		.16		.51		1.88
10/31/2019	14.30	.30	1.34	1.64	(.31)	(.35)	(.66)	15.28	12.05	14	.16		.16		.53		2.08
10/31/2018	14.87	.28	(.28)	— [10]	(.28)	(.29)	(.57)	14.30	(.06)	10	.15		.15		.53		1.84
Class R-5:
4/30/2023[6,7]	15.32	.21	1.08	1.29	(.20)	(.58)	(.78)	15.83	8.76 [8]	27	.06	[9]	.06	[9]	.39	[9]	2.71	[9]
10/31/2022	18.99	.32	(2.99)	(2.67)	(.34)	(.66)	(1.00)	15.32	(14.80)	27	.06		.06		.39		1.91
10/31/2021	15.61	.31	3.56	3.87	(.35)	(.14)	(.49)	18.99	25.11	29	.06		.06		.38		1.71
10/31/2020	15.31	.31	.62	.93	(.33)	(.30)	(.63)	15.61	6.20	23	.06		.06		.41		2.00
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.21	22	.07		.07		.44		2.25
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.01	21	.07		.07		.45		2.04
Class R-6:
4/30/2023[6,7]	15.31	.21	1.09	1.30	(.21)	(.58)	(.79)	15.82	8.79 [8]	543	.01	[9]	.01	[9]	.34	[9]	2.70	[9]
10/31/2022	18.99	.33	(3.01)	(2.68)	(.34)	(.66)	(1.00)	15.31	(14.82)	483	.01		.01		.34		1.95
10/31/2021	15.61	.32	3.56	3.88	(.36)	(.14)	(.50)	18.99	25.17	546	.01		.01		.33		1.75
10/31/2020	15.31	.32	.62	.94	(.34)	(.30)	(.64)	15.61	6.25	407	.01		.01		.36		2.06
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.27	409	.02		.02		.39		2.26
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.06	288	.02		.02		.40		2.08

Refer to the end of the tables for footnotes.

68	American Funds Portfolio Series

Financial highlights (continued)

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2023[6,7]	$12.03	$.24	$.58	$.82	$(.24)	$(.18)	$(.42)	$12.43	6.95%[8]		$5,280		.31%[9]		.31%[9]		.59%[9]		3.99%[9]
10/31/2022	14.00	.40	(1.72)	(1.32)	(.40)	(.25)	(.65)	12.03	(9.81)		4,994		.33		.33		.62		3.05
10/31/2021	12.24	.36	2.08	2.44	(.41)	(.27)	(.68)	14.00	20.36		5,267		.33		.33		.60		2.68
10/31/2020	12.80	.41	(.38)	.03	(.42)	(.17)	(.59)	12.24	.23		3,910		.33		.33		.60		3.26
10/31/2019	12.22	.41	.75	1.16	(.41)	(.17)	(.58)	12.80	9.85		3,794		.34		.34		.63		3.28
10/31/2018	12.62	.38	(.34)	.04	(.38)	(.06)	(.44)	12.22	.27		3,225		.34		.34		.63		3.05
Class C:
4/30/2023[6,7]	11.96	.20	.57	.77	(.20)	(.18)	(.38)	12.35	6.49	[8]	561		1.06	[9]	1.06	[9]	1.34	[9]	3.24	[9]
10/31/2022	13.91	.30	(1.70)	(1.40)	(.30)	(.25)	(.55)	11.96	(10.40)		581		1.05		1.05		1.34		2.33
10/31/2021	12.17	.27	2.05	2.32	(.31)	(.27)	(.58)	13.91	19.44		717		1.05		1.05		1.32		1.97
10/31/2020	12.72	.31	(.36)	(.05)	(.33)	(.17)	(.50)	12.17	(.44)		622		1.06		1.06		1.33		2.54
10/31/2019	12.15	.32	.74	1.06	(.32)	(.17)	(.49)	12.72	9.02		696		1.07		1.07		1.36		2.56
10/31/2018	12.55	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.15	(.49)		654		1.08		1.08		1.37		2.31
Class T:
4/30/2023[6,7]	12.04	.26	.57	.83	(.26)	(.18)	(.44)	12.43	7.00	[8,11]	—	[12]	.06	[9,11]	.06	[9,11]	.34	[9,11]	4.26	[9,11]
10/31/2022	14.00	.44	(1.71)	(1.27)	(.44)	(.25)	(.69)	12.04	(9.47)[11]		—	[12]	.05	[11]	.05	[11]	.34	[11]	3.34	[11]
10/31/2021	12.25	.41	2.06	2.47	(.45)	(.27)	(.72)	14.00	20.60	[11]	—	[12]	.04	[11]	.04	[11]	.31	[11]	3.00	[11]
10/31/2020	12.80	.44	(.36)	.08	(.46)	(.17)	(.63)	12.25	.60	[11]	—	[12]	.05	[11]	.05	[11]	.32	[11]	3.55	[11]
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.15	[11]	—	[12]	.05	[11]	.05	[11]	.34	[11]	3.59	[11]
10/31/2018	12.62	.42	(.35)	.07	(.41)	(.06)	(.47)	12.22	.52	[11]	—	[12]	.08	[11]	.08	[11]	.37	[11]	3.32	[11]
Class F-1:
4/30/2023[6,7]	12.04	.24	.58	.82	(.24)	(.18)	(.42)	12.44	6.91	[8]	85		.37	[9]	.37	[9]	.65	[9]	3.92	[9]
10/31/2022	14.01	.39	(1.72)	(1.33)	(.39)	(.25)	(.64)	12.04	(9.83)		75		.37		.37		.66		3.02
10/31/2021	12.25	.36	2.07	2.43	(.40)	(.27)	(.67)	14.01	20.28		82		.37		.37		.64		2.70
10/31/2020	12.80	.40	(.37)	.03	(.41)	(.17)	(.58)	12.25	.26		87		.37		.37		.64		3.22
10/31/2019	12.23	.40	.74	1.14	(.40)	(.17)	(.57)	12.80	9.70		90		.38		.38		.67		3.25
10/31/2018	12.63	.39	(.35)	.04	(.38)	(.06)	(.44)	12.23	.22		75		.38		.38		.67		3.06
Class F-2:
4/30/2023[6,7]	12.05	.26	.57	.83	(.25)	(.18)	(.43)	12.45	7.04	[8]	620		.11	[9]	.11	[9]	.39	[9]	4.19	[9]
10/31/2022	14.02	.43	(1.72)	(1.29)	(.43)	(.25)	(.68)	12.05	(9.59)		574		.11		.11		.40		3.27
10/31/2021	12.26	.39	2.08	2.47	(.44)	(.27)	(.71)	14.02	20.58		546		.11		.11		.38		2.90
10/31/2020	12.81	.43	(.36)	.07	(.45)	(.17)	(.62)	12.26	.52		387		.12		.12		.39		3.48
10/31/2019	12.24	.44	.73	1.17	(.43)	(.17)	(.60)	12.81	9.98		411		.12		.12		.41		3.49
10/31/2018	12.64	.41	(.34)	.07	(.41)	(.06)	(.47)	12.24	.50		331		.12		.12		.41		3.25
Class F-3:
4/30/2023[6,7]	12.04	.26	.57	.83	(.26)	(.18)	(.44)	12.43	7.02	[8]	112		.01	[9]	.01	[9]	.29	[9]	4.29	[9]
10/31/2022	14.00	.44	(1.71)	(1.27)	(.44)	(.25)	(.69)	12.04	(9.44)		106		.01		.01		.30		3.35
10/31/2021	12.25	.40	2.07	2.47	(.45)	(.27)	(.72)	14.00	20.64		99		.01		.01		.28		2.98
10/31/2020	12.80	.45	(.37)	.08	(.46)	(.17)	(.63)	12.25	.63		60		.01		.01		.28		3.58
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.19		56		.02		.02		.31		3.63
10/31/2018	12.62	.43	(.35)	.08	(.42)	(.06)	(.48)	12.22	.60		45		.02		.02		.31		3.41

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	69

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2023[6,7]	$12.03	$.24	$.57	$.81	$(.24)	$(.18)	$(.42)	$12.42	6.84%[8]		$284		.36%[9]		.36%[9]		.64%[9]		3.95%[9]
10/31/2022	13.99	.40	(1.71)	(1.31)	(.40)	(.25)	(.65)	12.03	(9.75)		267		.34		.34		.63		3.03
10/31/2021	12.24	.36	2.06	2.42	(.40)	(.27)	(.67)	13.99	20.25		289		.35		.35		.62		2.66
10/31/2020	12.79	.40	(.36)	.04	(.42)	(.17)	(.59)	12.24	.28		209		.37		.37		.64		3.20
10/31/2019	12.21	.40	.75	1.15	(.40)	(.17)	(.57)	12.79	9.83		176		.36		.36		.65		3.24
10/31/2018	12.62	.38	(.35)	.03	(.38)	(.06)	(.44)	12.21	.14		137		.40		.40		.69		3.01
Class 529-C:
4/30/2023[6,7]	11.98	.19	.57	.76	(.19)	(.18)	(.37)	12.37	6.46	[8]	26		1.12	[9]	1.12	[9]	1.40	[9]	3.19	[9]
10/31/2022	13.93	.30	(1.71)	(1.41)	(.29)	(.25)	(.54)	11.98	(10.44)		26		1.11		1.11		1.40		2.27
10/31/2021	12.19	.26	2.05	2.31	(.30)	(.27)	(.57)	13.93	19.35		34		1.10		1.10		1.37		1.92
10/31/2020	12.73	.32	(.37)	(.05)	(.32)	(.17)	(.49)	12.19	(.46)		30		1.11		1.11		1.38		2.58
10/31/2019	12.16	.31	.74	1.05	(.31)	(.17)	(.48)	12.73	8.96		54		1.12		1.12		1.41		2.49
10/31/2018	12.56	.28	(.34)	(.06)	(.28)	(.06)	(.34)	12.16	(.57)		46		1.14		1.14		1.43		2.21
Class 529-E:
4/30/2023[6,7]	12.02	.23	.56	.79	(.22)	(.18)	(.40)	12.41	6.72	[8]	9		.60	[9]	.60	[9]	.88	[9]	3.70	[9]
10/31/2022	13.98	.37	(1.72)	(1.35)	(.36)	(.25)	(.61)	12.02	(9.99)		9		.59		.59		.88		2.80
10/31/2021	12.23	.33	2.07	2.40	(.38)	(.27)	(.65)	13.98	20.01		10		.58		.58		.85		2.42
10/31/2020	12.79	.37	(.37)	— [10]	(.39)	(.17)	(.56)	12.23	(.03)		7		.59		.59		.86		3.01
10/31/2019	12.21	.38	.74	1.12	(.37)	(.17)	(.54)	12.79	9.55		6		.59		.59		.88		3.07
10/31/2018	12.61	.35	(.34)	.01	(.35)	(.06)	(.41)	12.21	(.01)		7		.61		.61		.90		2.76
Class 529-T:
4/30/2023[6,7]	12.04	.26	.57	.83	(.26)	(.18)	(.44)	12.43	6.97	[8,11]	—	[12]	.10	[9,11]	.10	[9,11]	.38	[9,11]	4.19	[9,11]
10/31/2022	14.00	.43	(1.71)	(1.28)	(.43)	(.25)	(.68)	12.04	(9.51)[11]		—	[12]	.09	[11]	.09	[11]	.38	[11]	3.29	[11]
10/31/2021	12.25	.39	2.07	2.46	(.44)	(.27)	(.71)	14.00	20.52	[11]	—	[12]	.11	[11]	.11	[11]	.38	[11]	2.92	[11]
10/31/2020	12.80	.43	(.36)	.07	(.45)	(.17)	(.62)	12.25	.54	[11]	—	[12]	.11	[11]	.11	[11]	.38	[11]	3.48	[11]
10/31/2019	12.22	.44	.74	1.18	(.43)	(.17)	(.60)	12.80	10.08	[11]	—	[12]	.11	[11]	.11	[11]	.40	[11]	3.51	[11]
10/31/2018	12.62	.41	(.34)	.07	(.41)	(.06)	(.47)	12.22	.46	[11]	—	[12]	.15	[11]	.15	[11]	.44	[11]	3.24	[11]
Class 529-F-1:
4/30/2023[6,7]	12.04	.25	.57	.82	(.25)	(.18)	(.43)	12.43	6.93	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.46	[9,11]	4.11	[9,11]
10/31/2022	14.00	.42	(1.71)	(1.29)	(.42)	(.25)	(.67)	12.04	(9.60)[11]		—	[12]	.18	[11]	.18	[11]	.47	[11]	3.20	[11]
10/31/2021	12.25	.38	2.07	2.45	(.43)	(.27)	(.70)	14.00	20.47	[11]	—	[12]	.16	[11]	.16	[11]	.43	[11]	2.84	[11]
10/31/2020	12.80	.43	(.36)	.07	(.45)	(.17)	(.62)	12.25	.53	[11]	—	[12]	.12	[11]	.12	[11]	.39	[11]	3.46	[11]
10/31/2019	12.23	.43	.74	1.17	(.43)	(.17)	(.60)	12.80	9.99		32		.12		.12		.41		3.46
10/31/2018	12.63	.41	(.34)	.07	(.41)	(.06)	(.47)	12.23	.47		20		.14		.14		.43		3.29
Class 529-F-2:
4/30/2023[6,7]	12.03	.26	.57	.83	(.26)	(.18)	(.44)	12.42	6.98	[8]	50		.09	[9]	.09	[9]	.37	[9]	4.22	[9]
10/31/2022	13.99	.43	(1.71)	(1.28)	(.43)	(.25)	(.68)	12.03	(9.54)		47		.11		.11		.40		3.27
10/31/2021	12.24	.39	2.06	2.45	(.43)	(.27)	(.70)	13.99	20.51		52		.13		.13		.40		2.87
10/31/2020[7,14]	12.24	—	—	—	—	—	—	12.24	—		36		—		—		—		—

Refer to the end of the tables for footnotes.

70	American Funds Portfolio Series

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of			Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]			expenses to average net assets after waivers/ reimburse- ments[3,4]			Net effective expense ratio[3,5,6]			Ratio of net income to average net assets[3]
Class 529-F-3:
4/30/2023[6,7]	$12.03	$.26	$.57	$.83	$(.26)	$(.18)	$(.44)	$12.42	6.99%[8]	$—	[12]	.08%		[9]	.08%		[9]	.36%		[9]	4.22%[9]
10/31/2022	13.99	.43	(1.71)	(1.28)	(.43)	(.25)	(.68)	12.03	(9.50)	—	[12]	.07			.07			.36			3.31
10/31/2021	12.24	.40	2.06	2.46	(.44)	(.27)	(.71)	13.99	20.58	—	[12]	.12			.07			.34			2.95
10/31/2020[7,14]	12.24	—	—	—	—	—	—	12.24	—	—	[12]	—			—			—			—
Class ABLE-A:
4/30/2023[6,7]	12.02	.24	.58	.82	(.24)	(.18)	(.42)	12.42	6.97 [8]	3		.31	[9]		.24	[9]		.52	[9]		3.99	[9]
10/31/2022	13.99	.41	(1.72)	(1.31)	(.41)	(.25)	(.66)	12.02	(9.77)	3		.29			.23			.52			3.14
10/31/2021	12.23	.38	2.07	2.45	(.42)	(.27)	(.69)	13.99	20.53	2		.21			.15			.42			2.80
10/31/2020	12.78	.40	(.36)	.04	(.42)	(.17)	(.59)	12.23	.29	1		.38			.31			.58			3.23
10/31/2019	12.22	.40	.74	1.14	(.41)	(.17)	(.58)	12.78	9.72	—	[12]	.39			.32			.61			3.17
10/31/2018[7,15]	12.54	.12	(.34)	(.22)	(.10)	—	(.10)	12.22	(1.75)[8]	—	[12]	.09	[8]		.07	[8]		.36	[8]		.91	[8]
Class ABLE-F-2:
4/30/2023[6,7]	12.04	.26	.58	.84	(.26)	(.18)	(.44)	12.44	7.06 [8]	—	[12]	.09	[9]		.03	[9]		.31	[9]		4.24	[9]
10/31/2022	14.00	.43	(1.71)	(1.28)	(.43)	(.25)	(.68)	12.04	(9.49)	—	[12]	.08			.03			.32			3.42
10/31/2021	12.24	.40	2.07	2.47	(.44)	(.27)	(.71)	14.00	20.68	—	[12]	.08			.02			.29			2.91
10/31/2020[7,14]	12.24	—	—	—	—	—	—	12.24	—	—	[12]	—			—			—			—
Class R-1:
4/30/2023[6,7]	11.97	.20	.57	.77	(.20)	(.18)	(.38)	12.36	6.50 [8]	3		1.08	[9]		1.08	[9]		1.36	[9]		3.22	[9]
10/31/2022	13.93	.30	(1.71)	(1.41)	(.30)	(.25)	(.55)	11.97	(10.45)	2		1.06			1.06			1.35			2.34
10/31/2021	12.18	.26	2.07	2.33	(.31)	(.27)	(.58)	13.93	19.47	2		1.09			1.09			1.36			1.97
10/31/2020	12.74	.30	(.36)	(.06)	(.33)	(.17)	(.50)	12.18	(.54)	2		1.13			1.13			1.40			2.45
10/31/2019	12.17	.31	.74	1.05	(.31)	(.17)	(.48)	12.74	8.93	2		1.14			1.14			1.43			2.48
10/31/2018	12.57	.29	(.35)	(.06)	(.28)	(.06)	(.34)	12.17	(.54)	1		1.12			1.12			1.41			2.31
Class R-2:
4/30/2023[6,7]	11.96	.19	.58	.77	(.20)	(.18)	(.38)	12.35	6.50 [8]	42		1.10	[9]		1.10	[9]		1.38	[9]		3.18	[9]
10/31/2022	13.91	.30	(1.70)	(1.40)	(.30)	(.25)	(.55)	11.96	(10.44)	39		1.08			1.08			1.37			2.31
10/31/2021	12.17	.26	2.06	2.32	(.31)	(.27)	(.58)	13.91	19.43	49		1.07			1.07			1.34			1.97
10/31/2020	12.72	.31	(.36)	(.05)	(.33)	(.17)	(.50)	12.17	(.44)	43		1.08			1.08			1.35			2.52
10/31/2019	12.16	.31	.74	1.05	(.32)	(.17)	(.49)	12.72	8.93	44		1.10			1.10			1.39			2.52
10/31/2018	12.56	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.16	(.47)	34		1.10			1.10			1.39			2.30
Class R-2E:
4/30/2023[6,7]	12.04	.21	.58	.79	(.22)	(.18)	(.40)	12.43	6.63 [8]	1		.81	[9]		.81	[9]		1.09	[9]		3.40	[9]
10/31/2022	14.00	.34	(1.72)	(1.38)	(.33)	(.25)	(.58)	12.04	(10.18)	1		.78			.78			1.07			2.56
10/31/2021	12.25	.30	2.07	2.37	(.35)	(.27)	(.62)	14.00	19.76	1		.82			.80			1.07			2.20
10/31/2020	12.79	.34	(.36)	(.02)	(.35)	(.17)	(.52)	12.25	(.22)	—	[12]	.83			.83			1.10			2.74
10/31/2019	12.22	.34	.75	1.09	(.35)	(.17)	(.52)	12.79	9.27	1		.82			.82			1.11			2.74
10/31/2018	12.61	.32	(.34)	(.02)	(.31)	(.06)	(.37)	12.22	(.22)	1		.83			.83			1.12			2.53

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	71

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of			Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]			expenses to average net assets after waivers/ reimburse- ments[3,4]			Net effective expense ratio[3,5,6]			Ratio of net income to average net assets[3]
Class R-3:
4/30/2023[6,7]	$12.01	$.22	$.57	$.79	$(.22)	$(.18)	$(.40)	$12.40	6.70%[8]	$43	.64%		[9]	.64%		[9]	.92%		[9]	3.67%[9]
10/31/2022	13.97	.36	(1.71)	(1.35)	(.36)	(.25)	(.61)	12.01	(10.03)	42	.63			.63			.92			2.74
10/31/2021	12.22	.32	2.07	2.39	(.37)	(.27)	(.64)	13.97	19.95	43	.63			.63			.90			2.39
10/31/2020	12.77	.37	(.37)	— [10]	(.38)	(.17)	(.55)	12.22	—	35	.64			.64			.91			2.94
10/31/2019	12.20	.37	.74	1.11	(.37)	(.17)	(.54)	12.77	9.43	34	.66			.66			.95			2.95
10/31/2018	12.60	.34	(.34)	— [10]	(.34)	(.06)	(.40)	12.20	(.05)	30	.66			.66			.95			2.74
Class R-4:
4/30/2023[6,7]	12.04	.24	.57	.81	(.24)	(.18)	(.42)	12.43	6.83 [8]	31	.35	[9]		.35	[9]		.63	[9]		3.92	[9]
10/31/2022	14.00	.40	(1.71)	(1.31)	(.40)	(.25)	(.65)	12.04	(9.74)	31	.34			.34			.63			3.04
10/31/2021	12.25	.37	2.05	2.42	(.40)	(.27)	(.67)	14.00	20.23	35	.35			.35			.62			2.74
10/31/2020	12.80	.40	(.36)	.04	(.42)	(.17)	(.59)	12.25	.28	33	.36			.36			.63			3.24
10/31/2019	12.22	.40	.75	1.15	(.40)	(.17)	(.57)	12.80	9.80	37	.37			.37			.66			3.21
10/31/2018	12.62	.38	(.34)	.04	(.38)	(.06)	(.44)	12.22	.24	31	.37			.37			.66			3.02
Class R-5E:
4/30/2023[6,7]	12.02	.25	.58	.83	(.25)	(.18)	(.43)	12.42	7.04 [8]	7	.14	[9]		.14	[9]		.42	[9]		4.11	[9]
10/31/2022	13.99	.42	(1.72)	(1.30)	(.42)	(.25)	(.67)	12.02	(9.65)	7	.16			.16			.45			3.25
10/31/2021	12.23	.41	2.05	2.46	(.43)	(.27)	(.70)	13.99	20.56	5	.17			.17			.44			3.02
10/31/2020	12.79	.42	(.37)	.05	(.44)	(.17)	(.61)	12.23	.40	7	.17			.17			.44			3.37
10/31/2019	12.21	.42	.76	1.18	(.43)	(.17)	(.60)	12.79	10.04	5	.16			.16			.45			3.36
10/31/2018	12.61	.40	(.33)	.07	(.41)	(.06)	(.47)	12.21	.46	4	.15			.15			.44			3.18
Class R-5:
4/30/2023[6,7]	12.07	.26	.57	.83	(.26)	(.18)	(.44)	12.46	6.97 [8]	9	.07	[9]		.07	[9]		.35	[9]		4.22	[9]
10/31/2022	14.03	.44	(1.72)	(1.28)	(.43)	(.25)	(.68)	12.07	(9.46)	10	.06			.06			.35			3.33
10/31/2021	12.27	.40	2.07	2.47	(.44)	(.27)	(.71)	14.03	20.62	8	.06			.06			.33			2.96
10/31/2020	12.83	.44	(.38)	.06	(.45)	(.17)	(.62)	12.27	.50	6	.06			.06			.33			3.56
10/31/2019	12.25	.44	.75	1.19	(.44)	(.17)	(.61)	12.83	10.11	8	.07			.07			.36			3.56
10/31/2018	12.65	.42	(.34)	.08	(.42)	(.06)	(.48)	12.25	.55	7	.07			.07			.36			3.33
Class R-6:
4/30/2023[6,7]	12.06	.26	.58	.84	(.26)	(.18)	(.44)	12.46	7.09 [8]	101	.01	[9]		.01	[9]		.29	[9]		4.24	[9]
10/31/2022	14.03	.44	(1.72)	(1.28)	(.44)	(.25)	(.69)	12.06	(9.49)	82	.01			.01			.30			3.36
10/31/2021	12.27	.41	2.07	2.48	(.45)	(.27)	(.72)	14.03	20.68	83	.01			.01			.28			3.00
10/31/2020	12.82	.45	(.37)	.08	(.46)	(.17)	(.63)	12.27	.63	61	.02			.02			.29			3.58
10/31/2019	12.24	.45	.74	1.19	(.44)	(.17)	(.61)	12.82	10.17	63	.02			.02			.31			3.61
10/31/2018	12.64	.43	(.35)	.08	(.42)	(.06)	(.48)	12.24	.59	37	.02			.02			.31			3.38

Refer to the end of the tables for footnotes.

72	American Funds Portfolio Series

Financial highlights (continued)

Tax-Aware Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
4/30/2023[6,7]	$13.80	$.18	$.93	$1.11	$(.18)	$(.29)	$(.47)	$14.44	8.15%[8]		$3,286		.34%[9]		.63%[9]		2.53%[9]
10/31/2022	16.11	.31	(2.20)	(1.89)	(.32)	(.10)	(.42)	13.80	(11.98)		3,127		.34		.63		2.04
10/31/2021	13.80	.28	2.40	2.68	(.29)	(.08)	(.37)	16.11	19.58		3,309		.34		.64		1.83
10/31/2020	14.05	.31	(.04)	.27	(.32)	(.20)	(.52)	13.80	1.95		2,298		.35		.66		2.28
10/31/2019	13.22	.34	1.07	1.41	(.34)	(.24)	(.58)	14.05	11.08		2,027		.35		.68		2.54
10/31/2018	13.57	.34	(.14)	.20	(.33)	(.22)	(.55)	13.22	1.43		1,555		.38		.72		2.47
Class C:
4/30/2023[6,7]	13.70	.13	.92	1.05	(.13)	(.29)	(.42)	14.33	7.75	[8]	340		1.04	[9]	1.33	[9]	1.83	[9]
10/31/2022	15.99	.20	(2.18)	(1.98)	(.21)	(.10)	(.31)	13.70	(12.58)		342		1.04		1.33		1.33
10/31/2021	13.70	.17	2.38	2.55	(.18)	(.08)	(.26)	15.99	18.76		414		1.04		1.34		1.13
10/31/2020	13.94	.22	(.04)	.18	(.22)	(.20)	(.42)	13.70	1.32		331		1.05		1.36		1.58
10/31/2019	13.13	.25	1.05	1.30	(.25)	(.24)	(.49)	13.94	10.24		327		1.05		1.38		1.84
10/31/2018	13.49	.24	(.14)	.10	(.24)	(.22)	(.46)	13.13	.68		268		1.08		1.42		1.77
Class T:
4/30/2023[6,7]	13.81	.20	.92	1.12	(.20)	(.29)	(.49)	14.44	8.24	[8,11]	—	[12]	.01	[9,11]	.30	[9,11]	2.87	[9,11]
10/31/2022	16.11	.35	(2.19)	(1.84)	(.36)	(.10)	(.46)	13.81	(11.65)[11]		—	[12]	.04	[11]	.33	[11]	2.33	[11]
10/31/2021	13.80	.33	2.39	2.72	(.33)	(.08)	(.41)	16.11	19.93	[11]	—	[12]	.04	[11]	.34	[11]	2.14	[11]
10/31/2020	14.05	.36	(.05)	.31	(.36)	(.20)	(.56)	13.80	2.26	[11]	—	[12]	.05	[11]	.36	[11]	2.58	[11]
10/31/2019	13.22	.39	1.06	1.45	(.38)	(.24)	(.62)	14.05	11.40	[11]	—	[12]	.05	[11]	.38	[11]	2.85	[11]
10/31/2018	13.57	.38	(.14)	.24	(.37)	(.22)	(.59)	13.22	1.72	[11]	—	[12]	.09	[11]	.43	[11]	2.76	[11]
Class F-1:
4/30/2023[6,7]	13.80	.18	.92	1.10	(.18)	(.29)	(.47)	14.43	8.05	[8]	251		.38	[9]	.67	[9]	2.49	[9]
10/31/2022	16.11	.30	(2.20)	(1.90)	(.31)	(.10)	(.41)	13.80	(12.02)		241		.39		.68		1.98
10/31/2021	13.80	.28	2.39	2.67	(.28)	(.08)	(.36)	16.11	19.53		286		.38		.68		1.79
10/31/2020	14.04	.31	(.04)	.27	(.31)	(.20)	(.51)	13.80	1.98		233		.39		.70		2.25
10/31/2019	13.22	.34	1.06	1.40	(.34)	(.24)	(.58)	14.04	10.96		247		.39		.72		2.50
10/31/2018	13.57	.33	(.13)	.20	(.33)	(.22)	(.55)	13.22	1.44		188		.39		.73		2.45
Class F-2:
4/30/2023[6,7]	13.83	.20	.92	1.12	(.20)	(.29)	(.49)	14.46	8.18	[8]	485		.12	[9]	.41	[9]	2.75	[9]
10/31/2022	16.14	.34	(2.20)	(1.86)	(.35)	(.10)	(.45)	13.83	(11.76)		439		.12		.41		2.26
10/31/2021	13.82	.32	2.40	2.72	(.32)	(.08)	(.40)	16.14	19.89		450		.11		.41		2.05
10/31/2020	14.07	.35	(.05)	.30	(.35)	(.20)	(.55)	13.82	2.17		282		.12		.43		2.51
10/31/2019	13.24	.38	1.06	1.44	(.37)	(.24)	(.61)	14.07	11.31		272		.13		.46		2.76
10/31/2018	13.59	.37	(.14)	.23	(.36)	(.22)	(.58)	13.24	1.70		179		.13		.47		2.71
Class F-3:
4/30/2023[6,7]	13.82	.20	.92	1.12	(.20)	(.29)	(.49)	14.45	8.24	[8]	128		.01	[9]	.30	[9]	2.85	[9]
10/31/2022	16.13	.36	(2.20)	(1.84)	(.37)	(.10)	(.47)	13.82	(11.67)		115		.01		.30		2.37
10/31/2021	13.81	.34	2.40	2.74	(.34)	(.08)	(.42)	16.13	20.02		98		.01		.31		2.15
10/31/2020	14.06	.36	(.05)	.31	(.36)	(.20)	(.56)	13.81	2.29		60		.02		.33		2.61
10/31/2019	13.23	.39	1.07	1.46	(.39)	(.24)	(.63)	14.06	11.43		54		.02		.35		2.91
10/31/2018	13.58	.38	(.13)	.25	(.38)	(.22)	(.60)	13.23	1.80		53		.02		.36		2.81

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	73

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2023[6,7]	$9.28	$.14	$.20	$.34	$(.14)	$—	$(.14)	$9.48	3.69%[8]	$1,574		.39%[9]		.39%[9]		.65%[9]		3.09%[9]
10/31/2022	10.20	.15	(.91)	(.76)	(.15)	(.01)	(.16)	9.28	(7.49)	1,666		.37		.37		.63		1.57
10/31/2021	10.40	.06	(.06)	— [10]	(.19)	(.01)	(.20)	10.20	(.07)	1,906		.38		.38		.63		.62
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.39	1,805		.39		.39		.66		1.25
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.07	1,035		.39		.39		.68		1.82
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.63)	929		.39		.39		.69		1.52
Class C:
4/30/2023[6,7]	9.26	.11	.19	.30	(.11)	—	(.11)	9.45	3.23 [8]	90		1.07	[9]	1.07	[9]	1.33	[9]	2.40	[9]
10/31/2022	10.18	.08	(.90)	(.82)	(.09)	(.01)	(.10)	9.26	(8.12)	104		1.07		1.07		1.33		.85
10/31/2021	10.38	(.01)	(.06)	(.07)	(.12)	(.01)	(.13)	10.18	(.70)	143		1.08		1.08		1.33		(.09)
10/31/2020	10.00	.06	.40	.46	(.08)	—	(.08)	10.38	4.58	174		1.09		1.09		1.36		.57
10/31/2019	9.68	.11	.32	.43	(.11)	—	(.11)	10.00	4.43	119		1.11		1.11		1.40		1.10
10/31/2018	9.90	.08	(.22)	(.14)	(.08)	—	(.08)	9.68	(1.45)	120		1.11		1.11		1.41		.79
Class T:
4/30/2023[6,7]	9.29	.16	.19	.35	(.16)	—	(.16)	9.48	3.75 [8,11]	—	[12]	.01	[9,11]	.01	[9,11]	.27	[9,11]	3.46	[9,11]
10/31/2022	10.20	.18	(.90)	(.72)	(.18)	(.01)	(.19)	9.29	(7.12)[11]	—	[12]	.07	[11]	.07	[11]	.33	[11]	1.87	[11]
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.22 [11]	—	[12]	.09	[11]	.09	[11]	.34	[11]	.91	[11]
10/31/2020	10.01	.16	.41	.57	(.18)	—	(.18)	10.40	5.70 [11]	—	[12]	.10	[11]	.10	[11]	.37	[11]	1.61	[11]
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.38 [11]	—	[12]	.10	[11]	.10	[11]	.39	[11]	2.11	[11]
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.45)[11]	—	[12]	.10	[11]	.10	[11]	.40	[11]	1.81	[11]
Class F-1:
4/30/2023[6,7]	9.28	.14	.20	.34	(.14)	—	(.14)	9.48	3.69 [8]	28		.38	[9]	.38	[9]	.64	[9]	3.09	[9]
10/31/2022	10.20	.15	(.91)	(.76)	(.15)	(.01)	(.16)	9.28	(7.51)	32		.38		.38		.64		1.54
10/31/2021	10.40	.06	(.07)	(.01)	(.18)	(.01)	(.19)	10.20	(.09)	53		.39		.39		.64		.60
10/31/2020	10.01	.12	.42	.54	(.15)	—	(.15)	10.40	5.42	65		.38		.38		.65		1.17
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.06	22		.40		.40		.69		1.81
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.64)	21		.40		.40		.70		1.51
Class F-2:
4/30/2023[6,7]	9.28	.16	.19	.35	(.15)	—	(.15)	9.48	3.83 [8]	262		.12	[9]	.12	[9]	.38	[9]	3.36	[9]
10/31/2022	10.20	.18	(.92)	(.74)	(.17)	(.01)	(.18)	9.28	(7.27)	314		.12		.12		.38		1.81
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.18	422		.13		.13		.38		.87
10/31/2020	10.01	.15	.41	.56	(.17)	—	(.17)	10.40	5.68	412		.12		.12		.39		1.41
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.36	107		.12		.12		.41		2.09
10/31/2018	9.91	.17	(.21)	(.04)	(.17)	—	(.17)	9.70	(.36)	81		.13		.13		.43		1.78
Class F-3:
4/30/2023[6,7]	9.28	.16	.20	.36	(.16)	—	(.16)	9.48	3.89 [8]	61		.01	[9]	.01	[9]	.27	[9]	3.44	[9]
10/31/2022	10.20	.19	(.91)	(.72)	(.19)	(.01)	(.20)	9.28	(7.16)	64		.01		.01		.27		1.93
10/31/2021	10.40	.10	(.07)	.03	(.22)	(.01)	(.23)	10.20	.29	74		.02		.02		.27		1.01
10/31/2020	10.01	.15	.42	.57	(.18)	—	(.18)	10.40	5.77	53		.03		.03		.30		1.46
10/31/2019	9.69	.22	.31	.53	(.21)	—	(.21)	10.01	5.56	9		.03		.03		.32		2.17
10/31/2018	9.91	.19	(.23)	(.04)	(.18)	—	(.18)	9.69	(.37)	2		.03		.03		.33		1.92

Refer to the end of the tables for footnotes.

74	American Funds Portfolio Series

Financial highlights (continued)

Preservation Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2023[6,7]	$9.28	$.14	$.19	$.33	$(.14)	$—	$(.14)	$9.47	3.59%[8]	$180		.38%[9]		.38%[9]		.64%[9]		3.10%[9]
10/31/2022	10.20	.15	(.91)	(.76)	(.15)	(.01)	(.16)	9.28	(7.49)	181		.37		.37		.63		1.57
10/31/2021	10.39	.06	(.05)	.01	(.19)	(.01)	(.20)	10.20	.03	214		.37		.37		.62		.63
10/31/2020	10.00	.13	.41	.54	(.15)	—	(.15)	10.39	5.40	211		.39		.39		.66		1.25
10/31/2019	9.69	.18	.31	.49	(.18)	—	(.18)	10.00	5.07	132		.40		.40		.69		1.81
10/31/2018	9.91	.15	(.22)	(.07)	(.15)	—	(.15)	9.69	(.76)	101		.42		.42		.72		1.51
Class 529-C:
4/30/2023[6,7]	9.26	.11	.19	.30	(.11)	—	(.11)	9.45	3.20 [8]	11		1.14	[9]	1.14	[9]	1.40	[9]	2.34	[9]
10/31/2022	10.18	.08	(.91)	(.83)	(.08)	(.01)	(.09)	9.26	(8.17)	12		1.13		1.13		1.39		.81
10/31/2021	10.39	(.01)	(.07)	(.08)	(.12)	(.01)	(.13)	10.18	(.82)	17		1.13		1.13		1.38		(.13)
10/31/2020	10.00	.06	.40	.46	(.07)	—	(.07)	10.39	4.60	21		1.15		1.15		1.42		.61
10/31/2019	9.69	.10	.31	.41	(.10)	—	(.10)	10.00	4.27	31		1.16		1.16		1.45		1.05
10/31/2018	9.90	.07	(.21)	(.14)	(.07)	—	(.07)	9.69	(1.42)	27		1.17		1.17		1.47		.74
Class 529-E:
4/30/2023[6,7]	9.28	.13	.19	.32	(.13)	—	(.13)	9.47	3.47 [8]	5		.60	[9]	.60	[9]	.86	[9]	2.87	[9]
10/31/2022	10.19	.13	(.90)	(.77)	(.13)	(.01)	(.14)	9.28	(7.61)	5		.59		.59		.85		1.34
10/31/2021	10.39	.04	(.07)	(.03)	(.16)	(.01)	(.17)	10.19	(.30)	7		.60		.60		.85		.40
10/31/2020	10.00	.11	.40	.51	(.12)	—	(.12)	10.39	5.16	8		.61		.61		.88		1.06
10/31/2019	9.69	.16	.31	.47	(.16)	—	(.16)	10.00	4.84	6		.62		.62		.91		1.59
10/31/2018	9.91	.13	(.23)	(.10)	(.12)	—	(.12)	9.69	(.96)	4		.63		.63		.93		1.29
Class 529-T:
4/30/2023[6,7]	9.29	.16	.18	.34	(.15)	—	(.15)	9.48	3.72 [8,11]	—	[12]	.08	[9,11]	.08	[9,11]	.34	[9,11]	3.39	[9,11]
10/31/2022	10.20	.18	(.91)	(.73)	(.17)	(.01)	(.18)	9.29	(7.19)[11]	—	[12]	.14	[11]	.14	[11]	.40	[11]	1.80	[11]
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.16 [11]	—	[12]	.15	[11]	.15	[11]	.40	[11]	.85	[11]
10/31/2020	10.01	.16	.40	.56	(.17)	—	(.17)	10.40	5.63 [11]	—	[12]	.16	[11]	.16	[11]	.43	[11]	1.54	[11]
10/31/2019	9.70	.20	.31	.51	(.20)	—	(.20)	10.01	5.31 [11]	—	[12]	.17	[11]	.17	[11]	.46	[11]	2.04	[11]
10/31/2018	9.92	.17	(.22)	(.05)	(.17)	—	(.17)	9.70	(.51)[11]	—	[12]	.17	[11]	.17	[11]	.47	[11]	1.74	[11]
Class 529-F-1:
4/30/2023[6,7]	9.28	.15	.20	.35	(.15)	—	(.15)	9.48	3.79 [8,11]	—	[12]	.21	[9,11]	.21	[9,11]	.47	[9,11]	3.26	[9,11]
10/31/2022	10.20	.17	(.91)	(.74)	(.17)	(.01)	(.18)	9.28	(7.33)[11]	—	[12]	.19	[11]	.19	[11]	.45	[11]	1.75	[11]
10/31/2021	10.40	.08	(.06)	.02	(.21)	(.01)	(.22)	10.20	.13 [11]	—	[12]	.19	[11]	.19	[11]	.44	[11]	.81	[11]
10/31/2020	10.01	.16	.40	.56	(.17)	—	(.17)	10.40	5.64 [11]	—	[12]	.15	[11]	.15	[11]	.42	[11]	1.52	[11]
10/31/2019	9.69	.20	.32	.52	(.20)	—	(.20)	10.01	5.42	29		.17		.17		.46		2.05
10/31/2018	9.91	.17	(.22)	(.05)	(.17)	—	(.17)	9.69	(.51)	21		.17		.17		.47		1.75
Class 529-F-2:
4/30/2023[6,7]	9.29	.16	.18	.34	(.15)	—	(.15)	9.48	3.73 [8]	40		.08	[9]	.08	[9]	.34	[9]	3.39	[9]
10/31/2022	10.20	.18	(.90)	(.72)	(.18)	(.01)	(.19)	9.29	(7.16)	39		.11		.11		.37		1.83
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.17	44		.14		.14		.39		.86
10/31/2020[7,14]	10.40	—	—	—	—	—	—	10.40	—	40		—		—		—		—

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	75

Financial highlights (continued)

Preservation Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
4/30/2023[6,7]	$9.29	$.16	$.18	$.34	$(.15)	$—	$(.15)	$9.48	3.74%[8]	$—	[12]	.09%[9]		.09%[9]		.35%[9]		3.38%[9]
10/31/2022	10.20	.18	(.90)	(.72)	(.18)	(.01)	(.19)	9.29	(7.13)	—	[12]	.08		.08		.34		1.86
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.22	—	[12]	.15		.09		.34		.90
10/31/2020[7,14]	10.40	—	—	—	—	—	—	10.40	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2023[6,7]	9.29	.15	.19	.34	(.14)	—	(.14)	9.49	3.74 [8]	1		.30	[9]	.24	[9]	.50	[9]	3.20	[9]
10/31/2022	10.21	.17	(.92)	(.75)	(.16)	(.01)	(.17)	9.29	(7.42)	1		.30		.25		.51		1.71
10/31/2021	10.40	.08	(.06)	.02	(.20)	(.01)	(.21)	10.21	.17	1		.25		.19		.44		.82
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.39	—	[12]	.39		.33		.60		1.30
10/31/2019	9.69	.19	.31	.50	(.18)	—	(.18)	10.01	5.21	—	[12]	.40		.34		.63		1.89
10/31/2018[7,15]	9.74	.05	(.04)	.01	(.06)	—	(.06)	9.69	.14 [8,11]	—	[12]	.10	[8,11]	.08	[8,11]	.38	[8,11]	.52	[8,11]
Class ABLE-F-2:
4/30/2023[6,7]	9.32	.16	.19	.35	(.15)	—	(.15)	9.52	3.83 [8]	—	[12]	.10	[9]	.04	[9]	.30	[9]	3.37	[9]
10/31/2022	10.21	.19	(.89)	(.70)	(.18)	(.01)	(.19)	9.32	(6.94)	—	[12]	.09		.03		.29		1.93
10/31/2021	10.40	.10	(.06)	.04	(.22)	(.01)	(.23)	10.21	.32	—	[12]	.09		.03		.28		.96
10/31/2020[7,14]	10.40	—	—	—	—	—	—	10.40	—	—	[12]	—		—		—		—
Class R-1:
4/30/2023[6,7]	9.26	.11	.20	.31	(.11)	—	(.11)	9.46	3.37 [8]	1		1.07	[9]	1.07	[9]	1.33	[9]	2.37	[9]
10/31/2022	10.18	.08	(.91)	(.83)	(.08)	(.01)	(.09)	9.26	(8.13)	1		1.11		1.11		1.37		.84
10/31/2021	10.39	(.02)	(.06)	(.08)	(.12)	(.01)	(.13)	10.18	(.83)	1		1.16		1.16		1.41		(.16)
10/31/2020	10.01	.04	.41	.45	(.07)	—	(.07)	10.39	4.50	1		1.18		1.18		1.45		.41
10/31/2019	9.69	.10	.32	.42	(.10)	—	(.10)	10.01	4.34	—	[12]	1.18		1.18		1.47		1.02
10/31/2018	9.91	.07	(.22)	(.15)	(.07)	—	(.07)	9.69	(1.51)	—	[12]	1.15		1.15		1.45		.70
Class R-2:
4/30/2023[6,7]	9.24	.11	.19	.30	(.11)	—	(.11)	9.43	3.25 [8]	19		1.09	[9]	1.09	[9]	1.35	[9]	2.38	[9]
10/31/2022	10.16	.08	(.90)	(.82)	(.09)	(.01)	(.10)	9.24	(8.13)	18		1.09		1.09		1.35		.86
10/31/2021	10.37	(.01)	(.07)	(.08)	(.12)	(.01)	(.13)	10.16	(.80)	19		1.12		1.12		1.37		(.12)
10/31/2020	9.98	.06	.40	.46	(.07)	—	(.07)	10.37	4.66	25		1.13		1.13		1.40		.55
10/31/2019	9.67	.11	.31	.42	(.11)	—	(.11)	9.98	4.32	17		1.13		1.13		1.42		1.09
10/31/2018	9.89	.08	(.22)	(.14)	(.08)	—	(.08)	9.67	(1.45)	14		1.12		1.12		1.42		.79
Class R-2E:
4/30/2023[6,7]	9.28	.12	.20	.32	(.12)	—	(.12)	9.48	3.48 [8]	1		.83	[9]	.83	[9]	1.09	[9]	2.65	[9]
10/31/2022	10.20	.10	(.90)	(.80)	(.11)	(.01)	(.12)	9.28	(7.91)	1		.82		.82		1.08		1.06
10/31/2021	10.40	.01	(.06)	(.05)	(.14)	(.01)	(.15)	10.20	(.54)	1		.86		.85		1.10		.13
10/31/2020	10.01	.08	.41	.49	(.10)	—	(.10)	10.40	4.95	1		.83		.83		1.10		.82
10/31/2019	9.70	.14	.30	.44	(.13)	—	(.13)	10.01	4.57	1		.86		.86		1.15		1.37
10/31/2018	9.91	.10	(.21)	(.11)	(.10)	—	(.10)	9.70	(1.11)	1		.85		.85		1.15		1.02

Refer to the end of the tables for footnotes.

76	American Funds Portfolio Series

Financial highlights (continued)

Preservation Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/2023[6,7]	$9.27	$.13	$.20	$.33	$(.13)	$—	$(.13)	$9.47	3.56%[8]	$28		.64%[9]		.64%[9]		.90%[9]		2.81%[9]
10/31/2022	10.19	.13	(.92)	(.79)	(.12)	(.01)	(.13)	9.27	(7.74)	29		.64		.64		.90		1.31
10/31/2021	10.39	.04	(.07)	(.03)	(.16)	(.01)	(.17)	10.19	(.35)	29		.66		.66		.91		.34
10/31/2020	10.00	.10	.41	.51	(.12)	—	(.12)	10.39	5.12	29		.67		.67		.94		.99
10/31/2019	9.69	.15	.31	.46	(.15)	—	(.15)	10.00	4.77	19		.67		.67		.96		1.54
10/31/2018	9.91	.12	(.22)	(.10)	(.12)	—	(.12)	9.69	(1.00)	16		.67		.67		.97		1.24
Class R-4:
4/30/2023[6,7]	9.29	.15	.18	.33	(.14)	—	(.14)	9.48	3.61 [8]	12		.34	[9]	.34	[9]	.60	[9]	3.14	[9]
10/31/2022	10.20	.16	(.91)	(.75)	(.15)	(.01)	(.16)	9.29	(7.36)	13		.33		.33		.59		1.60
10/31/2021	10.40	.07	(.07)	— [10]	(.19)	(.01)	(.20)	10.20	(.05)	15		.35		.35		.60		.64
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.43	17		.36		.36		.63		1.31
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.09	12		.37		.37		.66		1.84
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.60)	12		.37		.37		.67		1.55
Class R-5E:
4/30/2023[6,7]	9.29	.15	.20	.35	(.15)	—	(.15)	9.49	3.80 [8]	3		.17	[9]	.17	[9]	.43	[9]	3.25	[9]
10/31/2022	10.21	.18	(.92)	(.74)	(.17)	(.01)	(.18)	9.29	(7.29)	4		.16		.16		.42		1.80
10/31/2021	10.41	.08	(.06)	.02	(.21)	(.01)	(.22)	10.21	.13	3		.17		.17		.42		.82
10/31/2020	10.02	.15	.41	.56	(.17)	—	(.17)	10.41	5.61	3		.18		.18		.45		1.46
10/31/2019	9.70	.20	.32	.52	(.20)	—	(.20)	10.02	5.41	2		.18		.18		.47		2.04
10/31/2018	9.92	.18	(.23)	(.05)	(.17)	—	(.17)	9.70	(.49)	—	[12]	.17		.17		.47		1.81
Class R-5:
4/30/2023[6,7]	9.29	.16	.19	.35	(.16)	—	(.16)	9.48	3.75 [8]	5		.06	[9]	.06	[9]	.32	[9]	3.40	[9]
10/31/2022	10.20	.18	(.90)	(.72)	(.18)	(.01)	(.19)	9.29	(7.11)	6		.06		.06		.32		1.87
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.24	5		.07		.07		.32		.92
10/31/2020	10.01	.15	.42	.57	(.18)	—	(.18)	10.40	5.72	6		.08		.08		.35		1.50
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.40	2		.09		.09		.38		2.12
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.42)	2		.08		.08		.38		1.80
Class R-6:
4/30/2023[6,7]	9.29	.16	.19	.35	(.16)	—	(.16)	9.48	3.78 [8]	35		.01	[9]	.01	[9]	.27	[9]	3.44	[9]
10/31/2022	10.20	.19	(.90)	(.71)	(.19)	(.01)	(.20)	9.29	(7.06)	32		.01		.01		.27		1.92
10/31/2021	10.40	.10	(.07)	.03	(.22)	(.01)	(.23)	10.20	.29	44		.02		.02		.27		.97
10/31/2020	10.01	.16	.41	.57	(.18)	—	(.18)	10.40	5.76	44		.03		.03		.30		1.59
10/31/2019	9.70	.22	.30	.52	(.21)	—	(.21)	10.01	5.45	23		.03		.03		.32		2.18
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.37)	13		.03		.03		.33		1.88

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	77

Financial highlights (continued)

Tax-Exempt Preservation Portfolio

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2023[6,7]	$9.26	$.08		$.25	$.33	$(.08)	$9.51	3.57%[8]	$425		.35%[9]		.35%[9]		.63%[9]		1.71%[9]
10/31/2022	9.99	.09		(.71)	(.62)	(.11)	9.26	(6.24)	459		.34		.34		.61		.91
10/31/2021	10.03	.07		(.01)	.06	(.10)	9.99	.60	525		.35		.35		.63		.70
10/31/2020	9.88	.13		.16	.29	(.14)	10.03	2.98	426		.37		.36		.66		1.27
10/31/2019	9.57	.17		.31	.48	(.17)	9.88	5.03	333		.38		.37		.70		1.71
10/31/2018	9.79	.16		(.22)	(.06)	(.16)	9.57	(.59)	307		.40		.39		.73		1.69
Class C:
4/30/2023[6,7]	9.24	.05		.25	.30	(.05)	9.49	3.22 [8]	23		1.04	[9]	1.04	[9]	1.32	[9]	1.01	[9]
10/31/2022	9.97	.02		(.71)	(.69)	(.04)	9.24	(6.91)	25		1.04		1.04		1.31		.19
10/31/2021	10.01	—	[10]	— [10]	— [10]	(.04)	9.97	(.05)	37		1.05		1.05		1.33		.01
10/31/2020	9.87	.06		.15	.21	(.07)	10.01	2.16	39		1.07		1.06		1.36		.58
10/31/2019	9.56	.10		.31	.41	(.10)	9.87	4.28	39		1.08		1.07		1.40		1.01
10/31/2018	9.78	.10		(.23)	(.13)	(.09)	9.56	(1.30)	44		1.10		1.09		1.43		.99
Class T:
4/30/2023[6,7]	9.26	.10		.25	.35	(.10)	9.51	3.73 [8,11]	—	[12]	.01	[9,11]	.01	[9,11]	.29	[9,11]	2.04	[9,11]
10/31/2022	9.99	.12		(.71)	(.59)	(.14)	9.26	(5.97)[11]	—	[12]	.05	[11]	.05	[11]	.32	[11]	1.21	[11]
10/31/2021	10.03	.10		(.01)	.09	(.13)	9.99	.89 [11]	—	[12]	.05	[11]	.05	[11]	.33	[11]	1.00	[11]
10/31/2020	9.88	.16		.16	.32	(.17)	10.03	3.28 [11]	—	[12]	.07	[11]	.07	[11]	.37	[11]	1.58	[11]
10/31/2019	9.57	.20		.31	.51	(.20)	9.88	5.34 [11]	—	[12]	.08	[11]	.07	[11]	.40	[11]	2.01	[11]
10/31/2018	9.79	.19		(.22)	(.03)	(.19)	9.57	(.31)[11]	—	[12]	.11	[11]	.10	[11]	.44	[11]	1.98	[11]
Class F-1:
4/30/2023[6,7]	9.27	.08		.25	.33	(.08)	9.52	3.55 [8]	3		.38	[9]	.38	[9]	.66	[9]	1.67	[9]
10/31/2022	10.00	.08		(.71)	(.63)	(.10)	9.27	(6.30)	3		.39		.39		.66		.79
10/31/2021	10.03	.07		(.01)	.06	(.09)	10.00	.65	7		.40		.40		.68		.66
10/31/2020	9.88	.12		.17	.29	(.14)	10.03	2.93	9		.39		.39		.70		1.16
10/31/2019	9.57	.16		.31	.47	(.16)	9.88	4.95	4		.43		.41		.74		1.66
10/31/2018	9.80	.16		(.23)	(.07)	(.16)	9.57	(.73)	4		.42		.41		.75		1.66
Class F-2:
4/30/2023[6,7]	9.26	.09		.25	.34	(.09)	9.51	3.69 [8]	89		.11	[9]	.11	[9]	.39	[9]	1.94	[9]
10/31/2022	9.99	.10		(.70)	(.60)	(.13)	9.26	(6.04)	98		.12		.12		.39		1.08
10/31/2021	10.03	.09		(.01)	.08	(.12)	9.99	.83	171		.12		.12		.40		.92
10/31/2020	9.88	.15		.16	.31	(.16)	10.03	3.21	112		.13		.13		.43		1.47
10/31/2019	9.57	.19		.31	.50	(.19)	9.88	5.28	58		.14		.13		.46		1.94
10/31/2018	9.79	.19		(.22)	(.03)	(.19)	9.57	(.33)	43		.14		.13		.47		1.95
Class F-3:
4/30/2023[6,7]	9.26	.09		.26	.35	(.10)	9.51	3.74 [8]	9		.01	[9]	.01	[9]	.29	[9]	2.02	[9]
10/31/2022	9.99	.11		(.70)	(.59)	(.14)	9.26	(5.93)	15		.01		.01		.28		1.14
10/31/2021	10.03	.10		(.01)	.09	(.13)	9.99	.93	42		.02		.02		.30		1.01
10/31/2020	9.88	.15		.17	.32	(.17)	10.03	3.32	19		.04		.03		.33		1.54
10/31/2019	9.57	.20		.31	.51	(.20)	9.88	5.37	7		.04		.03		.36		2.01
10/31/2018	9.79	.20		(.22)	(.02)	(.20)	9.57	(.23)	2		.04		.04		.38		2.03

Refer to the end of the tables for footnotes.

78	American Funds Portfolio Series

Financial highlights (continued)

	Six months ended April 30, 2023[6,7,8]	Year ended October 31,
Portfolio turnover rate for all share classes		2022	2021	2020	2019	2018
Global Growth Portfolio	3%	5%	5%	27%	3%	1%
Growth Portfolio	1	2	5	30	— [16]	—	[16]
Growth and Income Portfolio	1	7	18	13	1	—	[16]
Moderate Growth and Income Portfolio	2	2	11	17	1	—	[16]
Conservative Growth and Income Portfolio	2	4	30	23	1	2
Tax-Aware Conservative Growth and Income Portfolio	3	4	— [16]	14	1	2
Preservation Portfolio	2	20	17	1	4	8
Tax-Exempt Preservation Portfolio	4	20	5	7	15	13

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from Virginia529 and/or CRMC. During some of the years shown, Virginia529 waived a portion of ABLE plan services fees for existing Class ABLE shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes on some funds and reimbursed a portion of miscellaneous fees and expenses for Tax-Exempt Preservation Portfolio.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for a period that is less than a full year.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $.01.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Amount less than .01%.
[14]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[15]	Class ABLE-A shares began investment operations on July 13, 2018.
[16]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Portfolio Series	79

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2022, through April 30, 2023).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

80	American Funds Portfolio Series

Expense example (continued)

Global Growth Portfolio

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,135.95	$2.01	.38%	$4.34	.82%
Class A – assumed 5% return	1,000.00	1,022.91	1.91	.38	4.11	.82
Class C – actual return	1,000.00	1,132.68	5.98	1.13	8.30	1.57
Class C – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.85	1.57
Class T – actual return	1,000.00	1,138.32	.27	.05	2.60	.49
Class T – assumed 5% return	1,000.00	1,024.55	.25	.05	2.46	.49
Class F-1 – actual return	1,000.00	1,136.28	2.01	.38	4.34	.82
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	4.11	.82
Class F-2 – actual return	1,000.00	1,138.12	.64	.12	2.97	.56
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.81	.56
Class F-3 – actual return	1,000.00	1,138.81	.05	.01	2.39	.45
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	2.26	.45
Class 529-A – actual return	1,000.00	1,136.56	2.22	.42	4.56	.86
Class 529-A – assumed 5% return	1,000.00	1,022.71	2.11	.42	4.31	.86
Class 529-C – actual return	1,000.00	1,131.46	6.29	1.19	8.61	1.63
Class 529-C – assumed 5% return	1,000.00	1,018.89	5.96	1.19	8.15	1.63
Class 529-E – actual return	1,000.00	1,134.71	3.39	.64	5.72	1.08
Class 529-E – assumed 5% return	1,000.00	1,021.62	3.21	.64	5.41	1.08
Class 529-T – actual return	1,000.00	1,137.74	.69	.13	3.02	.57
Class 529-T – assumed 5% return	1,000.00	1,024.15	.65	.13	2.86	.57
Class 529-F-1 – actual return	1,000.00	1,137.26	1.01	.19	3.34	.63
Class 529-F-1 – assumed 5% return	1,000.00	1,023.85	.95	.19	3.16	.63
Class 529-F-2 – actual return	1,000.00	1,138.55	.42	.08	2.76	.52
Class 529-F-2 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.61	.52
Class 529-F-3 – actual return	1,000.00	1,137.89	.42	.08	2.76	.52
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.61	.52
Class ABLE-A – actual return	1,000.00	1,137.35	1.27	.24	3.60	.68
Class ABLE-A – assumed 5% return	1,000.00	1,023.60	1.20	.24	3.41	.68
Class ABLE-F-2 – actual return	1,000.00	1,138.11	.37	.07	2.70	.51
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.56	.51
Class R-1 – actual return	1,000.00	1,133.57	5.13	.97	7.46	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.98	4.86	.97	7.05	1.41
Class R-2 – actual return	1,000.00	1,132.51	5.87	1.11	8.20	1.55
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.75	1.55
Class R-2E – actual return	1,000.00	1,133.85	4.34	.82	6.67	1.26
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	6.31	1.26
Class R-3 – actual return	1,000.00	1,134.57	3.44	.65	5.77	1.09
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65	5.46	1.09
Class R-4 – actual return	1,000.00	1,136.80	1.80	.34	4.13	.78
Class R-4 – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.91	.78
Class R-5E – actual return	1,000.00	1,137.84	.85	.16	3.18	.60
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	3.01	.60
Class R-5 – actual return	1,000.00	1,138.24	.32	.06	2.65	.50
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.51	.50
Class R-6 – actual return	1,000.00	1,138.51	.05	.01	2.39	.45
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	2.26	.45

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	81

Expense example (continued)

Growth Portfolio

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,109.54	$1.94	.37%	$3.92	.75%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.76	.75
Class C – actual return	1,000.00	1,105.63	5.85	1.12	7.83	1.50
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.50	1.50
Class T – actual return	1,000.00	1,111.40	.26	.05	2.25	.43
Class T – assumed 5% return	1,000.00	1,024.55	.25	.05	2.16	.43
Class F-1 – actual return	1,000.00	1,109.18	1.99	.38	3.97	.76
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.81	.76
Class F-2 – actual return	1,000.00	1,110.68	.63	.12	2.62	.50
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.51	.50
Class F-3 – actual return	1,000.00	1,111.19	.05	.01	2.04	.39
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.96	.39
Class 529-A – actual return	1,000.00	1,108.74	2.20	.42	4.18	.80
Class 529-A – assumed 5% return	1,000.00	1,022.71	2.11	.42	4.01	.80
Class 529-C – actual return	1,000.00	1,105.24	6.21	1.19	8.20	1.57
Class 529-C – assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.85	1.57
Class 529-E – actual return	1,000.00	1,108.15	3.29	.63	5.28	1.01
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	5.06	1.01
Class 529-T – actual return	1,000.00	1,110.77	.68	.13	2.67	.51
Class 529-T – assumed 5% return	1,000.00	1,024.15	.65	.13	2.56	.51
Class 529-F-1 – actual return	1,000.00	1,110.69	.99	.19	2.98	.57
Class 529-F-1 – assumed 5% return	1,000.00	1,023.85	.95	.19	2.86	.57
Class 529-F-2 – actual return	1,000.00	1,110.82	.47	.09	2.46	.47
Class 529-F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.36	.47
Class 529-F-3 – actual return	1,000.00	1,111.53	.42	.08	2.41	.46
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.31	.46
Class ABLE-A – actual return	1,000.00	1,110.13	1.36	.26	3.35	.64
Class ABLE-A – assumed 5% return	1,000.00	1,023.51	1.30	.26	3.21	.64
Class ABLE-F-2 – actual return	1,000.00	1,111.30	.31	.06	2.30	.44
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.21	.44
Class R-1 – actual return	1,000.00	1,105.34	5.79	1.11	7.78	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.45	1.49
Class R-2 – actual return	1,000.00	1,105.69	5.80	1.11	7.78	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.45	1.49
Class R-2E – actual return	1,000.00	1,107.07	4.28	.82	6.27	1.20
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	6.01	1.20
Class R-3 – actual return	1,000.00	1,107.97	3.45	.66	5.44	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.21	1.04
Class R-4 – actual return	1,000.00	1,109.85	1.83	.35	3.82	.73
Class R-4 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.66	.73
Class R-5E – actual return	1,000.00	1,110.70	.84	.16	2.83	.54
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.71	.54
Class R-5 – actual return	1,000.00	1,111.33	.31	.06	2.30	.44
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.21	.44
Class R-6 – actual return	1,000.00	1,111.13	.10	.02	2.09	.40
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.01	.40

Refer to the end of the tables for footnotes.

82	American Funds Portfolio Series

Expense example (continued)

Growth and Income Portfolio

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,099.97	$1.72	.33%	$3.44	.66%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.31	.66
Class C – actual return	1,000.00	1,095.77	5.61	1.08	7.33	1.41
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.05	1.41
Class T – actual return	1,000.00	1,102.18	.16	.03	1.88	.36
Class T – assumed 5% return	1,000.00	1,024.65	.15	.03	1.81	.36
Class F-1 – actual return	1,000.00	1,099.68	1.93	.37	3.64	.70
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.51	.70
Class F-2 – actual return	1,000.00	1,101.63	.63	.12	2.34	.45
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.26	.45
Class F-3 – actual return	1,000.00	1,101.63	.05	.01	1.77	.34
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.71	.34
Class 529-A – actual return	1,000.00	1,099.76	1.98	.38	3.70	.71
Class 529-A – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.56	.71
Class 529-C – actual return	1,000.00	1,095.96	5.92	1.14	7.64	1.47
Class 529-C – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.35	1.47
Class 529-E – actual return	1,000.00	1,098.81	3.17	.61	4.89	.94
Class 529-E – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.71	.94
Class 529-T – actual return	1,000.00	1,101.82	.63	.12	2.35	.45
Class 529-T – assumed 5% return	1,000.00	1,024.20	.60	.12	2.26	.45
Class 529-F-1 – actual return	1,000.00	1,101.55	.83	.16	2.55	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,024.00	.80	.16	2.46	.49
Class 529-F-2 – actual return	1,000.00	1,101.26	.47	.09	2.19	.42
Class 529-F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.11	.42
Class 529-F-3 – actual return	1,000.00	1,102.05	.42	.08	2.14	.41
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.06	.41
Class ABLE-A – actual return	1,000.00	1,100.86	1.30	.25	3.02	.58
Class ABLE-A – assumed 5% return	1,000.00	1,023.55	1.25	.25	2.91	.58
Class ABLE-F-2 – actual return	1,000.00	1,102.53	.21	.04	1.93	.37
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.60	.20	.04	1.86	.37
Class R-1 – actual return	1,000.00	1,096.18	5.77	1.11	7.48	1.44
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.20	1.44
Class R-2 – actual return	1,000.00	1,096.14	5.67	1.09	7.38	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.10	1.42
Class R-2E – actual return	1,000.00	1,097.92	4.21	.81	5.93	1.14
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.71	1.14
Class R-3 – actual return	1,000.00	1,098.63	3.43	.66	5.15	.99
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.96	.99
Class R-4 – actual return	1,000.00	1,100.56	1.82	.35	3.54	.68
Class R-4 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.41	.68
Class R-5E – actual return	1,000.00	1,101.05	.83	.16	2.55	.49
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.46	.49
Class R-5 – actual return	1,000.00	1,101.68	.36	.07	2.08	.40
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.01	.40
Class R-6 – actual return	1,000.00	1,102.16	.05	.01	1.77	.34
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.71	.34

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	83

Expense example (continued)

Moderate Growth and Income Portfolio

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,085.76	$1.65	.32%	$3.36	.65%
Class A – assumed 5% return	1,000.00	1,023.21	1.61	.32	3.26	.65
Class C – actual return	1,000.00	1,082.19	5.52	1.07	7.23	1.40
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.00	1.40
Class T – actual return	1,000.00	1,088.01	.05	.01	1.76	.34
Class T – assumed 5% return	1,000.00	1,024.74	.05	.01	1.71	.34
Class F-1 – actual return	1,000.00	1,086.12	1.86	.36	3.57	.69
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.46	.69
Class F-2 – actual return	1,000.00	1,087.40	.57	.11	2.28	.44
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.21	.44
Class F-3 – actual return	1,000.00	1,088.09	.05	.01	1.76	.34
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.71	.34
Class 529-A – actual return	1,000.00	1,086.20	1.91	.37	3.62	.70
Class 529-A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.51	.70
Class 529-C – actual return	1,000.00	1,081.58	5.78	1.12	7.48	1.45
Class 529-C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.25	1.45
Class 529-E – actual return	1,000.00	1,084.45	3.10	.60	4.81	.93
Class 529-E – assumed 5% return	1,000.00	1,021.82	3.01	.60	4.66	.93
Class 529-T – actual return	1,000.00	1,087.65	.31	.06	2.02	.39
Class 529-T – assumed 5% return	1,000.00	1,024.50	.30	.06	1.96	.39
Class 529-F-1 – actual return	1,000.00	1,087.11	.88	.17	2.59	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.51	.50
Class 529-F-2 – actual return	1,000.00	1,087.65	.52	.10	2.23	.43
Class 529-F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.16	.43
Class 529-F-3 – actual return	1,000.00	1,087.78	.41	.08	2.12	.41
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.06	.41
Class ABLE-A – actual return	1,000.00	1,086.62	1.24	.24	2.95	.57
Class ABLE-A – assumed 5% return	1,000.00	1,023.60	1.20	.24	2.86	.57
Class ABLE-F-2 – actual return	1,000.00	1,087.62	.21	.04	1.92	.37
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.60	.20	.04	1.86	.37
Class R-1 – actual return	1,000.00	1,082.59	5.63	1.09	7.33	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.10	1.42
Class R-2 – actual return	1,000.00	1,082.09	5.63	1.09	7.33	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.10	1.42
Class R-2E – actual return	1,000.00	1,083.38	4.18	.81	5.89	1.14
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.71	1.14
Class R-3 – actual return	1,000.00	1,084.12	3.41	.66	5.12	.99
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.96	.99
Class R-4 – actual return	1,000.00	1,086.19	1.81	.35	3.52	.68
Class R-4 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.41	.68
Class R-5E – actual return	1,000.00	1,087.23	.83	.16	2.54	.49
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.46	.49
Class R-5 – actual return	1,000.00	1,087.58	.31	.06	2.02	.39
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.96	.39
Class R-6 – actual return	1,000.00	1,087.91	.05	.01	1.76	.34
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.71	.34

Refer to the end of the tables for footnotes.

84	American Funds Portfolio Series

Expense example (continued)

Conservative Growth and Income Portfolio

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,069.53	$1.59	.31%	$3.03	.59%
Class A – assumed 5% return	1,000.00	1,023.26	1.56	.31	2.96	.59
Class C – actual return	1,000.00	1,064.94	5.43	1.06	6.86	1.34
Class C – assumed 5% return	1,000.00	1,019.54	5.31	1.06	6.71	1.34
Class T – actual return	1,000.00	1,069.96	.31	.06	1.75	.34
Class T – assumed 5% return	1,000.00	1,024.50	.30	.06	1.71	.34
Class F-1 – actual return	1,000.00	1,069.14	1.90	.37	3.33	.65
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.26	.65
Class F-2 – actual return	1,000.00	1,070.44	.56	.11	2.00	.39
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	1.96	.39
Class F-3 – actual return	1,000.00	1,070.17	.05	.01	1.49	.29
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.45	.29
Class 529-A – actual return	1,000.00	1,068.43	1.85	.36	3.28	.64
Class 529-A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64
Class 529-C – actual return	1,000.00	1,064.59	5.73	1.12	7.17	1.40
Class 529-C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.00	1.40
Class 529-E – actual return	1,000.00	1,067.16	3.08	.60	4.51	.88
Class 529-E – assumed 5% return	1,000.00	1,021.82	3.01	.60	4.41	.88
Class 529-T – actual return	1,000.00	1,069.73	.51	.10	1.95	.38
Class 529-T – assumed 5% return	1,000.00	1,024.30	.50	.10	1.91	.38
Class 529-F-1 – actual return	1,000.00	1,069.28	.92	.18	2.36	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,023.90	.90	.18	2.31	.46
Class 529-F-2 – actual return	1,000.00	1,069.82	.46	.09	1.90	.37
Class 529-F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	1.86	.37
Class 529-F-3 – actual return	1,000.00	1,069.91	.41	.08	1.85	.36
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	1.81	.36
Class ABLE-A – actual return	1,000.00	1,069.72	1.23	.24	2.67	.52
Class ABLE-A – assumed 5% return	1,000.00	1,023.60	1.20	.24	2.61	.52
Class ABLE-F-2 – actual return	1,000.00	1,070.65	.15	.03	1.59	.31
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.56	.31
Class R-1 – actual return	1,000.00	1,064.96	5.53	1.08	6.96	1.36
Class R-1 – assumed 5% return	1,000.00	1,019.44	5.41	1.08	6.80	1.36
Class R-2 – actual return	1,000.00	1,064.97	5.63	1.10	7.07	1.38
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	6.90	1.38
Class R-2E – actual return	1,000.00	1,066.33	4.15	.81	5.58	1.09
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.46	1.09
Class R-3 – actual return	1,000.00	1,067.00	3.28	.64	4.72	.92
Class R-3 – assumed 5% return	1,000.00	1,021.62	3.21	.64	4.61	.92
Class R-4 – actual return	1,000.00	1,068.35	1.79	.35	3.23	.63
Class R-4 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.16	.63
Class R-5E – actual return	1,000.00	1,070.43	.72	.14	2.16	.42
Class R-5E – assumed 5% return	1,000.00	1,024.10	.70	.14	2.11	.42
Class R-5 – actual return	1,000.00	1,069.72	.36	.07	1.80	.35
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.76	.35
Class R-6 – actual return	1,000.00	1,070.94	.05	.01	1.49	.29
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.45	.29

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	85

Expense example (continued)

Tax-Aware Conservative Growth and Income Portfolio

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,081.50	$1.75	.34%	$3.25	.63%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.16	.63
Class C – actual return	1,000.00	1,077.50	5.36	1.04	6.85	1.33
Class C – assumed 5% return	1,000.00	1,019.64	5.21	1.04	6.66	1.33
Class T – actual return	1,000.00	1,082.41	.05	.01	1.55	.30
Class T – assumed 5% return	1,000.00	1,024.74	.05	.01	1.51	.30
Class F-1 – actual return	1,000.00	1,080.53	1.96	.38	3.46	.67
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.36	.67
Class F-2 – actual return	1,000.00	1,081.82	.62	.12	2.12	.41
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.06	.41
Class F-3 – actual return	1,000.00	1,082.45	.05	.01	1.55	.30
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.51	.30

Refer to the end of the tables for footnotes.

86	American Funds Portfolio Series

Expense example (continued)

Preservation Portfolio

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,036.94	$1.97	.39%	$3.28	.65%
Class A – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.26	.65
Class C – actual return	1,000.00	1,032.34	5.39	1.07	6.70	1.33
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	6.66	1.33
Class T – actual return	1,000.00	1,037.49	.05	.01	1.36	.27
Class T – assumed 5% return	1,000.00	1,024.74	.05	.01	1.35	.27
Class F-1 – actual return	1,000.00	1,036.92	1.92	.38	3.23	.64
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.21	.64
Class F-2 – actual return	1,000.00	1,038.29	.61	.12	1.92	.38
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	1.91	.38
Class F-3 – actual return	1,000.00	1,038.88	.05	.01	1.36	.27
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.35	.27
Class 529-A – actual return	1,000.00	1,035.91	1.92	.38	3.23	.64
Class 529-A – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.21	.64
Class 529-C – actual return	1,000.00	1,032.01	5.74	1.14	7.05	1.40
Class 529-C – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.00	1.40
Class 529-E – actual return	1,000.00	1,034.74	3.03	.60	4.34	.86
Class 529-E – assumed 5% return	1,000.00	1,021.82	3.01	.60	4.31	.86
Class 529-T – actual return	1,000.00	1,037.18	.40	.08	1.72	.34
Class 529-T – assumed 5% return	1,000.00	1,024.40	.40	.08	1.71	.34
Class 529-F-1 – actual return	1,000.00	1,037.88	1.06	.21	2.37	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,023.75	1.05	.21	2.36	.47
Class 529-F-2 – actual return	1,000.00	1,037.32	.40	.08	1.72	.34
Class 529-F-2 – assumed 5% return	1,000.00	1,024.40	.40	.08	1.71	.34
Class 529-F-3 – actual return	1,000.00	1,037.37	.45	.09	1.77	.35
Class 529-F-3 – assumed 5% return	1,000.00	1,024.35	.45	.09	1.76	.35
Class ABLE-A – actual return	1,000.00	1,037.35	1.21	.24	2.53	.50
Class ABLE-A – assumed 5% return	1,000.00	1,023.60	1.20	.24	2.51	.50
Class ABLE-F-2 – actual return	1,000.00	1,038.30	.20	.04	1.52	.30
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.60	.20	.04	1.51	.30
Class R-1 – actual return	1,000.00	1,033.67	5.40	1.07	6.71	1.33
Class R-1 – assumed 5% return	1,000.00	1,019.49	5.36	1.07	6.66	1.33
Class R-2 – actual return	1,000.00	1,032.45	5.49	1.09	6.80	1.35
Class R-2 – assumed 5% return	1,000.00	1,019.39	5.46	1.09	6.76	1.35
Class R-2E – actual return	1,000.00	1,034.82	4.19	.83	5.50	1.09
Class R-2E – assumed 5% return	1,000.00	1,020.68	4.16	.83	5.46	1.09
Class R-3 – actual return	1,000.00	1,035.64	3.23	.64	4.54	.90
Class R-3 – assumed 5% return	1,000.00	1,021.62	3.21	.64	4.51	.90
Class R-4 – actual return	1,000.00	1,036.05	1.72	.34	3.03	.60
Class R-4 – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.01	.60
Class R-5E – actual return	1,000.00	1,038.01	.86	.17	2.17	.43
Class R-5E – assumed 5% return	1,000.00	1,023.95	.85	.17	2.16	.43
Class R-5 – actual return	1,000.00	1,037.48	.30	.06	1.62	.32
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.61	.32
Class R-6 – actual return	1,000.00	1,037.76	.05	.01	1.36	.27
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.35	.27

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	87

Expense example (continued)

Tax-Exempt Preservation Portfolio

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,035.70	$1.77	.35%	$3.18	.63%
Class A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.16	.63
Class C – actual return	1,000.00	1,032.16	5.24	1.04	6.65	1.32
Class C – assumed 5% return	1,000.00	1,019.64	5.21	1.04	6.61	1.32
Class T – actual return	1,000.00	1,037.33	.05	.01	1.46	.29
Class T – assumed 5% return	1,000.00	1,024.74	.05	.01	1.45	.29
Class F-1 – actual return	1,000.00	1,035.49	1.92	.38	3.33	.66
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.31	.66
Class F-2 – actual return	1,000.00	1,036.90	.56	.11	1.97	.39
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	1.96	.39
Class F-3 – actual return	1,000.00	1,037.42	.05	.01	1.46	.29
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.45	.29

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

88	American Funds Portfolio Series

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences

American Funds Portfolio Series	89

between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

90	American Funds Portfolio Series

Liquidity Risk Management Program	unaudited

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds Portfolio Series	91

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

92	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Refer to the Capital Group website for more information on the securities held by the underlying funds in the American Funds Portfolio Series’ portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By __/s/ Walter R. Burkley__________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2023

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2023